THE ALLIANZ CONNECTIONSSM VARIABLE ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Base Contract offers you, the Owner, standard features including: a seven-year withdrawal charge period, multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits, for an additional charge:

Short Withdrawal Charge Option shortens the withdrawal charge period to four years.

Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to provide a potentially increased death benefit.

For optional benefit availability, see section 11, Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: May 1, 2011

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

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Optional Benefits That Are No Longer Available

The prospectus appendices include information on features and charges for the following benefits no longer available.

Appendix	Benefit No Longer Available	Available From	Available Through
D	Lifetime Plus II Benefit	November 20, 2007	March 31, 2009
	Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
E	Target Date Retirement Benefit	July 17, 2008	January 25, 2009
	Target Date 10 Benefit	January 26, 2009	March 31, 2009
F	No Withdrawal Charge Option	July 17, 2008	March 31, 2009

These are the currently available Investment Options.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS	FRANKLIN TEMPLETON (continued)
AZL Balanced Index StrategySM Fund	Mutual Global Discovery Securities Fund
AZL FusionSM Balanced Fund	Mutual Shares Securities Fund
AZL FusionSM Conservative Fund	Templeton Global Bond Securities Fund
AZL FusionSM Growth Fund	Templeton Growth Securities Fund
AZL FusionSM Moderate Fund
AZL Growth Index StrategySM Fund	GATEWAY
AZL® Gateway Fund
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL® Allianz AGIC Opportunity Fund	INVESCO
AZL® Invesco Equity and Income Fund
BLACKROCK	AZL® Invesco Growth and Income Fund
AZL® BlackRock Capital Appreciation Fund	AZL® Invesco International Equity Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund	J.P. MORGAN
AZL® Money Market Fund	AZL® JPMorgan International Opportunities Fund
AZL® S&P 500 Index Fund	AZL® JPMorgan U.S. Equity Fund
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund	MFS
AZL® MFS Investors Trust Fund
COLUMBIA
AZL® Columbia Mid Cap Value Fund	MORGAN STANLEY
AZL® Columbia Small Cap Value Fund	AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley Mid Cap Growth Fund
DAVIS
AZL® Davis NY Venture Fund	PIMCO
Davis VA Financial Portfolio	PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
DREYFUS	PIMCO VIT CommodityRealReturn® Strategy Portfolio
AZL® Dreyfus Equity Growth Fund	PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
EATON VANCE	PIMCO VIT Global Bond Portfolio (Unhedged)
AZL® Eaton Vance Large Cap Value Fund	PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
FIDELITY	PIMCO VIT Real Return Portfolio
Fidelity VIP FundsManager 50% Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP FundsManager 60% Portfolio	PIMCO VIT Unconstrained Bond Portfolio

FRANKLIN TEMPLETON	SCHRODER
AZL® Franklin Small Cap Value Fund	AZL® Schroder Emerging Markets Equity Fund
AZL® Franklin Templeton Founding Strategy Plus Fund
Franklin High Income Securities Fund	TURNER
Franklin Income Securities Fund	AZL® Turner Quantitative Small Cap Growth Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

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TABLE OF CONTENTS

Glossary		4	8.	Access to Your Money	30
Fee Tables		7		Free Withdrawal Privilege	30
	Owner Transaction Expenses	7		Systematic Withdrawal Program	31
	Owner Periodic Expenses	7		The Minimum Distribution Program and Required
	Annual Operating Expenses of the Investment Options	8		Minimum Distribution (RMD) Payments	31
	Examples	9		Waiver of Withdrawal Charge Benefit	31
1.	The Variable Annuity Contract	10		Suspension of Payments or Transfers	31
	State Specific Contract Restrictions	10	9.	The Annuity Phase	32
	When the Contract Ends	10		Calculating Your Annuity Payments	32
2.	Ownership	11		Variable or Fixed Annuity Payments	32
	Owner	11		Annuity Payment Options	32
	Joint Owner	11		When Annuity Payments Begin	33
	Annuitant	11		Partial Annuitization	33
	Beneficiary	11	10.	Death Benefit	34
	Payee	12		Traditional Death Benefit	34
	Assignment, Changes of Ownership and			Death of the Owner and/or Annuitant	34
	OtherTransfers of a Contract	12		Death Benefit Payment Options During the
3.	Purchasing the Contract	12		Accumulation Phase	34
	Purchase Requirements	12	11.	Optional Benefits	35
	Faxed Applications	13		Quarterly Value Death Benefit	35
	Allocation of Purchase Payments	13		Short Withdrawal Charge Option	36
	Automatic Investment Plan (AIP)	13	12.	Taxes	36
	Dollar Cost Averaging (DCA) Program	13		Qualified and Non-Qualified Contracts	36
	Free Look/Right-to-Examine Period	14		Taxation of Annuity Contracts	37
4.	Valuing Your Contract	14		Tax-Free Section 1035 Exchanges	38
	Accumulation Units	14	13.	Other Information	38
	Computing Contract Value	15		Allianz Life	38
5.	Investment Options	15		The Separate Account	38
	Substitution and Limitation on Further Investments	21		Distribution	38
	Transfers Between Investment Options	22		Additional Credits for Certain Groups	40
	Electronic Investment Ooption Transfer and			Administration/Allianz Service Center	40
	Allocation Instructions	22		Legal Proceedings	40
	Excessive Trading and Market Timing	22		Financial Statements	40
	Flexible Rebalancing Program	24		Status Pursuant to Securities Exchange Act of 1934	40
	Financial Advisers – Asset Allocation Programs	25	14.	Privacy and Security Statement	41
	Voting Privileges	25	15.	Table of Contents of the Statement of Additional
6.	Our General Account	25		Information (SAI)	42
7.	Expenses	26	Appendix A – Annual Operating Expenses for Each
	Mortality and Expense Risk (M&E) Charge	26		Investment Option	43
	Contract Maintenance Charge	26	Appendix B – Condensed Financial Information		45
	Withdrawal Charge	26	Appendix C – Effects of Partial Withdrawals on the
	Transfer Fee	29		Values Available Under the Contract	50
	Premium Tax	29
	Income Tax	29
	Investment Option Expenses	29

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Appendix D – Lifetime Benefits	51	Appendix E – Target Date Benefits	64
Removing a Lifetime Benefit	52	Removing a Target Date Benefit	64
Covered Person(s)	52	Target Value Dates	65
Lifetime Plus Payment Overview	54	Target Value	66
Benefit Base	54	Investment Option Allocation and Transfer Restrictions
Quarterly Anniversary Value	55	and Quarterly Rebalancing	66
Enhanced 5% Annual Increase	55	When a Target Date Benefit Ends	71
Enhanced 10-Year Value	56	Appendix F – No Withdrawal Charge Option	71
Resets Under Lifetime Plus II Benefit	57	For Service or More Information	72
Lifetime Plus 10 Benefit’s 10% Annual Increase	57
Requesting Lifetime Plus Payments	58
Calculating Your Lifetime Plus Payments	59
Automatic Annual Lifetime Plus Payment Increases	61
Investment Option Allocation and Transfer Restrictions
and Quarterly Rebalancing	62
When a Lifetime Benefit Ends	63

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized throughout the prospectus. For your convenience, we included this glossary to define these terms.

10% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus 10 Benefit.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options – the annuity income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

Base Contract – the Contract without any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a twelve-month anniversary of the Benefit Date or any subsequent twelve-month Benefit Anniversary.

Benefit Base – the amount we use to calculate the initial annual maximum Lifetime Plus Payment.

Benefit Date – the date you begin receiving Lifetime Plus Payments.

Benefit Year – any period of twelve months beginning on the Benefit Date or on a subsequent Benefit Anniversary.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

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Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Contract Value – on any Business Day it is equal to the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments.

Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the previously available Lifetime Benefits, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.

Cumulative Withdrawal Benefit – a benefit under the previously available Lifetime Benefits that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the previously available Lifetime Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Enhanced 10-Year Value – an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit or Lifetime Plus II Benefit.

Excess Withdrawal – if you have one of the previously available Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, received at the correct mailing address. If you have questions about the information we require, please contact the Service Center.

Highest Annual Increase – an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

Lifetime Plus II Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus 10 Benefit – an optional benefit that is no longer available that was intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus Payment – the payment we make to you under the previously available Lifetime Benefits.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

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Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – an amount used to determine the Quarterly Value Death Benefit and Benefit Base.

Quarterly Value Death Benefit – an optional benefit that may be available for an additional charge that is intended to provide an increased death benefit.

Rider Anniversary Value – an amount used to determine the Target Value.

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus. The address for sending applications for new Contracts is listed on the application.

Short Withdrawal Charge Option – an optional benefit that may be available for an additional charge that shortens the Base Contract’s withdrawal charge period to four years.

Target Value – an amount used to determine the guarantee on the Target Value Date.

Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.

Traditional Death Benefit – the death benefit provided by the Base Contract.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

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FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.

OWNER TRANSACTION EXPENSES

Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1),(2)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract(3)	Short Withdrawal Charge Option(4)
0	8.5%	8.5%
1	8.5%	7.5%
2	7.5%	5.5%
3	6.5%	3%
4	5%	0%
5	4%	0%
6	3%	0%
7 years or more	0%	0%

Transfer Fee(5)………………………………….......	$25 for each transfer after twelve.
Premium Tax(6)……………………………………	0% to 3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES

Contract Maintenance Charge(7)………………...	$50
(per Contract per year)
(1)
Each Contract Year you can withdraw 10% of your total Purchase Payments without incurring a withdrawal charge. This free withdrawal privilege is not available while you are receiving Lifetime Plus Payments (if applicable). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. For more information, see section 8, Access to Your Money – Free Withdrawal Privilege.

(2)
The amount subject to a withdrawal charge is the Withdrawal Charge Basis. It is equal to total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges. For more information, see section 7, Expenses – Withdrawal Charge.

(3)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

(4)	Some optional benefits may not be available to you; check with your Financial Professional and see section 11, Optional Benefits.

(5)
The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. For more information, see section 7, Expenses – Transfer Fee.

(6)	We do not currently deduct this tax from your Contract Value, but we reserve the right to do so in the future. For more information, see section 7, Expenses – Premium Tax.

(7)	We waive this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. For more information, see section 7, Expenses – Contract Maintenance Charge.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

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CONTRACT ANNUAL EXPENSES

	Mortality and Expense Risk (M&E) Charge(8)
	Accumulation Phase	Annuity Phase(9)
BASE CONTRACT	1.15%	1.15%
Additional Charges for Optional Benefits(10)
Quarterly Value Death Benefit	0.30%
Short Withdrawal Charge Option(11)	0.45%
(8)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. We assess the M&E charge during the Accumulation Phase and on amounts you apply to variable Annuity Payments during the Annuity Phase. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(9)
The Contract allows Partial Annuitization. It is possible for the Contract to be in both the Accumulation and Annuity Phases simultaneously and have different M&E charges. For example, if you select the Quarterly Value Death Benefit and request a variable Partial Annuitization we assess an annual M&E charge of 1.15% on the annuitized part of the Contract, and an annual M&E charge of 1.45% on the accumulation part. For more information, see section 9, The Annuity Phase – Partial Annuitization.

(10)	We assess the additional M&E charge during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(11)	On the fourth Contract Anniversary, the additional M&E charge reduces to 0%.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2010, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.54%	1.70%
*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

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EXAMPLES

These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.

We deduct the $50 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that we may waive this charge during the Accumulation Phase and Annuity Phase (when we make regular periodic payments, called Annuity Payments based on the life a person you designate, called the Annuitant), as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

The combination of benefits that produces the maximum potential fees and charges may vary from period to period due to the effect of the withdrawal charge.

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$1,263**	$1,127*	$886*	$444**
0.54% (the minimum Investment Option operating expense)	$1,147**	$1,012*	$773*	$348**
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is one year after the date we issue the Contract (Issue Date) for Florida, and two years after the Issue Date in all other states.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$413**	$419**	$426**	$444*
0.54% (the minimum Investment Option operating expense)	$297**	$307**	$318**	$348**

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$413**	$419**	$426**	$444*
0.54% (the minimum Investment Option operating expense)	$297**	$307**	$318**	$348**
*	This expense is for the Base Contract without an optional withdrawal charge benefit, and with Quarterly Value Death Benefit (8.5% declining withdrawal charge and 1.45% M&E charge).
**	This expense is for the Base Contract with Short Withdrawal Charge Option and Quarterly Value Death Benefit (8.5% declining withdrawal charge and 1.90% M&E charge).

See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges. See the SAI Appendix for condensed financial information regarding the December 31, 2010 AUVs for other charges.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

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1.	THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in a contract on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.) Depending upon market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you take Annuity Payments, we promise to make regular periodic payments to you or someone you designate (the Payee). We do not make any changes to your Contract without your permission except as may be required by law.

The Contract has an Accumulation Phase and an Annuity Phase. During the Accumulation Phase, you can take withdrawals, and subject to certain restrictions, you can make additional Purchase Payments. The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
The death of any Owner (or the Annuitant if the Contract is owned by a non-individual). The Accumulation Phase ends on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the surviving spouse continues the Contract.

A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares. A request is in “Good Order” when it contains all the information we require to process it. “Service Center” means the Allianz Service Center whose address and telephone number are listed at the back of this prospectus.

During the Annuity Phase, we make Annuity Payments to the Payee. You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments may change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments generally do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.

STATE SPECIFIC CONTRACT RESTRICTIONS

If you purchase a Contract, it is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Free look rights.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.

WHEN THE CONTRACT ENDS

The Contract ends when:

•	all applicable phases of the Contract (Accumulation Phase and Annuity Phase) have ended, and/or

•	all applicable death benefit payments have been made.

For example, if you purchase a Contract and later take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

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2.	OWNERSHIP

OWNER

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. Any change of ownership is subject to our approval. Qualified Contracts, which are Contracts purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code, can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change is effective as of the date you sign the request. A change of ownership does not automatically change the Annuitant or the person you designate to receive any death benefit (the Beneficiary). Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

A Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (Non-Qualified Contract) can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant when you purchase a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. If the Annuitant of a jointly, individually owned Contract dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, we pay any death benefit to your estate.

NOTE: For jointly owned Contracts, the sole primary Beneficiary is the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

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PAYEE

The Payee is the person you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided the Payee designation is consistent with federal and state laws and regulations.

ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT

An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be sent to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We are not liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We are not responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

3.	PURCHASING THE CONTRACT

PURCHASE REQUIREMENTS

To purchase this Contract, all Owners and the Annuitant must be age 80 or younger on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

•	The minimum initial Purchase Payment due on the Issue Date is $10,000, or $25,000 with the No Withdrawal Charge Option.

•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•	If you select Short Withdrawal Charge Option, we do not accept additional Purchase Payments on or after the first Contract Anniversary.

•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

Once we receive your initial Purchase Payment and all necessary information, we issue the Contract within two Business Days and allocate your payment to your selected Investment Options. If you do not give us all of the information we need, we contact you or your Financial Professional. If for some reason we are unable to complete this process within five Business Days, we either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

If you submit a Purchase Payment and/or application to your Financial Professional, we do not begin processing the Purchase Payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center regardless of how or when you made the payment. We forward applications and Purchase Payments received at our home office address to the address listed on your application, which may delay processing.

NOTE: For Contracts issued in Mississippi: We do not accept additional Purchase Payments on or after the first Contract Anniversary.

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FAXED APPLICATIONS

We accept faxed applications, but we currently do not accept applications delivered via email or our website. It is important to verify receipt of any faxed application. We are not liable for faxed applications that we do not receive. A manually signed faxed application is considered the same as an application delivered by mail. Our fax system may not always be available; any fax system can experience outages or slowdowns and may delay fax application processing. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability. If you experience problems, please submit your written application by mail to our Service Center. We reserve the right to discontinue or modify our faxed application policy at any time and for any reason.

ALLOCATION OF PURCHASE PAYMENTS

You must allocate your money to the Investment Options in whole percentages. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.

You can change your future allocation instructions at any time without fee or penalty by writing to us, or electronically by telephone, fax, or website at http://www.allianzlife.com. We do not currently accept future Purchase Payment allocation instructions from you through any other form of electronic communication. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions by writing, telephone or fax, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. If you change your future allocation instructions on our website and are participating in the automatic investment plan, dollar cost averaging program or flexible rebalancing program, you must contact us separately to change directions for your plan or program. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month, with the following exception. If you begin Annuity Payments, AIP ends on the Business Day before the Income Date. If you select the Short Withdrawal Charge Option, AIP ends on the last Business Day before the first Contract Anniversary.

NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program transfers Contract Value monthly from the AZL Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

If you choose to participate immediately in this program, we apply 100% of the initial Purchase Payment to the AZL Money Market Fund. If you choose to participate later, you must allocate at least $1,500 to the AZL Money Market Fund.

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Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Money Market Fund according to your future Purchase Payment allocation instructions.

Information on the AZL Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.

We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.

Your participation ends on the earliest of the following:

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);

•	the DCA program period ends (which is either six or twelve months); or

•	your Contract ends.

If the DCA program ends at your request, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Money Market Fund according to your future allocation instructions.

FREE LOOK/RIGHT-TO-EXAMINE PERIOD

If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). If you cancel within the allowed period, in most states we return your Contract Value as of the day we receive your cancellation request. This may be more or less than your initial Purchase Payment. In certain states where we are required to return Purchase Payments less withdrawals, or if you have an IRA Qualified Contract, we refund your Purchase Payments less withdrawals, or Contract Value, if greater. In states that require return of Purchase Payments, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the free look period ends, and then re-allocate your money, less fees and charges, according to your future Purchase Payment allocation instructions. If we do this, we return the greater of Purchase Payments less withdrawals, or Contract Value. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. For Owners in California age 60 or older, we return the greater of Purchase Payments less withdrawals, or Contract Value less fees and charges. In the Contract, the free look provision is also called the right-to-examine.

4.	VALUING YOUR CONTRACT

Your Contract Value increases and decreases based on Purchase Payments, transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

ACCUMULATION UNITS

When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment amount and daily price (the net asset value) for your selected Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount is equal to the initial Purchase Payment amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.

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Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 based on your selected Investment Option.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E reduces the accumulation unit value, not the number of accumulation units.

Each Business Day, we calculate changes to each subaccount's accumulation unit value to reflect:

•	changes in the value of underlying Investment Option shares,

•	dividends (including income and capital gains) declared by the Investment Option with an ex-dividend date of that Business Day, and

•	the deduction of the M&E charge.

For more detailed information about how we determine each subaccount’s accumulation unit value, see the Statement of Additional Information – Accumulation Unit Values.

COMPUTING CONTRACT VALUE

We calculate your Contract Value each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. We send you the current copy of the Investment Options’ prospectus when we issue the Contract. (You can also obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.)

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.

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The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.50% annually of the average aggregate amount invested by us in the Investment Options.

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Capital, and Pacific Investment Management Company LLC.

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

ALLIANZ GLOBAL INVESTORS CAPITAL
Managed by Allianz Global Investors Capital	AZL Allianz AGIC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies (believed by the subadviser to have above-average growth prospects), with market capitalizations of less than $2 billion at the time of investment.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Institutional Management Corporation	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis NY Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Equity Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Advisory Services, LLC	AZL Franklin Small Cap Value Fund	Small Cap	Long-term total return	Under normal market conditions, invests at least 80% of its net assets in investments of small capitalization companies with market capitalizations under $3.5 billion at the time of investment.
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Managed by Franklin Advisers, Inc.	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Managed by Franklin Mutual Advisers, LLC	Mutual Global Discovery Securities Fund	International Equity	Capital appreciation	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging markets.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers primarily from developed countries other than the U.S.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

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MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Portfolio	Specialty	Total return which exceeds a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 20% to 80% of total assets in equity-related investments.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

TURNER
Managed by Allianz Investment Management LLC/Turner Investment Partners, Inc.	AZL Turner Quantitative Small Cap Growth Fund	Small Cap	Long-term growth of capital
At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations (in the range of companies included in the Russell 2000® Growth Index), that the subadviser believes have strong earnings growth potential.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

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TRANSFERS BETWEEN INVESTMENT OPTIONS

You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.

The following applies to any transfer.

•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs.

•	We may choose not to allow you to make transfers during the free look/right-to-examine period.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions.

We process transfer requests based on prices we determine after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices.

You can request transfers in writing, or electronically by telephone, fax, or website at http:// www.allianzlife.com. We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.

NOTE: For Partial Annuitizations, transfer instructions apply equally to the accumulation and all annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS

We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.

By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

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We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Options when available in your Contract: any fixed option, the AZL Money Market Fund, and Investment Options offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Impose redemption fees on short-term trading (or implement and administer an Investment Option’s redemption fees).

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

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We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

FLEXIBLE REBALANCING PROGRAM

Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

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FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½ it may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can cast votes based on the dollar value of Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional votes.

•	We determine the number of shares you can vote.

•	You receive proxy materials, a voting instruction form, and periodic reports on your selected Investment Options.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values greater than the Contract Value are subject to our claims paying ability.

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7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

We calculate and accrue the M&E charge on a daily basis, at an annualized rate of the Investment Options’ net asset value. Each Business Day during the Accumulation Phase, we deduct this charge from your Investment Options’ assets. We also deduct this charge during the Annuity Phase on amounts you apply to variable Annuity Payments. Your M&E charge is as follows.

	M&E Charge
	Accumulation Phase	Annuity Phase
BASE CONTRACT	1.15%	1.15%
Additional Charges for Optional Benefits
Quarterly Value Death Benefit	0.30%
Short Withdrawal Charge Option(1)	0.45%
(1)	On the fourth Contract Anniversary, the additional M&E charge reduces to 0%.

The M&E charge compensates us for all your Contract’s benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses.

During the Accumulation Phase, we waive this charge for all your Connections Contracts registered with the same social security or tax identification number if their total Contract Value is at least $100,000 at the time we are to deduct the charge. We also waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you select fixed Annuity Payments and do not qualify for the waiver, we only deduct this charge once on the Income Date. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge.

During the Accumulation Phase, we deduct this charge on a dollar for dollar basis from the Contract Value, determined at the end of the last Business Day before the Contract Anniversary. We deduct this charge proportionately from your selected Investment Options before we use the Contract Value to compute any of your Contract’s guaranteed values, but this charge does not directly decrease these guaranteed values. During the Annuity Phase, we collect a portion of the charge out of each variable Annuity Payment.

WITHDRAWAL CHARGE

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.

We also do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; and Annuity Payments.

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For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.

1.
First, we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
If this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally, we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract(1)	Short Withdrawal Charge Option
0	8.5%	8.5%
1	8.5%	7.5%
2	7.5%	5.5%
3	6.5%	3%
4	5%	0%
5	4%	0%
6	3%	0%
7 years or more	0%	0%
(1)	In Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. For a full withdrawal, we deduct any applicable withdrawal charge as a percentage of the Withdrawal Charge Basis from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.

The withdrawal charge compensates us for expenses associated with selling the Contract.

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Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.

1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we withdraw from the second Purchase Payment. So far, you received $37,750 ($10,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $14,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$14,250 ÷ 0.915 = $15,574

4)	Contract earnings. We already withdrew your requested amount, so this does not apply.

In total we withdrew $55,574 from your Contract, you received $52,000 and paid a withdrawal charge of $3,574.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if a large group of individuals purchases Contracts or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge when a Contract is sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We must pre-approve any withdrawal charge reduction or elimination.

NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of other Contract charges, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).

•	For Contracts issued in Florida: The withdrawal charge can not exceed 10% of the Contract Value.

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TRANSFER FEE

The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers.

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct this fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We deduct this fee before we use the Contract Value to compute any of your Contract’s guaranteed values, but this fee does not directly decrease these guaranteed values.

PREMIUM TAX

Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on Purchase Payments or amounts applied to Annuity Payments. We are responsible for paying this tax. Your Contract may indicate that we deduct this tax from your Contract Value. Currently, we do not deduct this tax, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

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8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:

•	by withdrawing your Contract Value;

•	by taking required minimum distributions (Qualified Contracts only);

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s values.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000. We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.

*	Does not apply to systematic withdrawals, or required minimum distributions.

We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. When you take a full withdrawal of the total Contract Value, we process your request on the Business Day we receive it in Good Order at our Service Center:

•	based on the values determined at the end of the day,

•	less any rider charge,

•	less any withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of these charges.

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

NOTE:

•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.

•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

FREE WITHDRAWAL PRIVILEGE

Each Contract Year, you can withdraw up to 10% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington).

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SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. The minimum amount you can withdraw under this program is $500, and there is no maximum. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue the systematic withdrawal program at any time and for any reason.

NOTE:

•     Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.

NOTE:

•	You should consult a tax adviser before purchasing a Qualified Contract that is subject to RMD payments.

•	The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT

After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.

NOTE FOR CONTRACTS ISSUED IN:

•	Massachusetts – The waiver of withdrawal charge benefit is not available.

•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•
Pennsylvania – The waiver is not available if the terminal illness was already diagnosed as of the Issue Date. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Excess Withdrawals, and/or Cumulative Withdrawals.

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9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

CALCULATING YOUR ANNUITY PAYMENTS

We base Annuity Payments upon the following:

•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant where permitted.

•	The Annuity Option you select.

•	Your Contract’s mortality table.

We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.

VARIABLE OR FIXED ANNUITY PAYMENTS

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.

We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.

*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.

If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be more than $50.

ANNUITY PAYMENT OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.

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Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount that you selected. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option.

Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

WHEN ANNUITY PAYMENTS BEGIN

Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law.

*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.

NOTE:

•
If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make payments under the default option described in “Annuity Payments.” Upon Full Annuitization you no longer have Contract Value, a death benefit, or any other periodic withdrawals or payments other than Annuity Payments.

PARTIAL ANNUITIZATION

Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

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10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

The Base Contract provides the Traditional Death Benefit. If available, you can instead select the Quarterly Value Death Benefit at Contract issue (see section 11, Optional Benefits – Quarterly Value Death Benefit). Death benefits are only available during the Accumulation Phase.

If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive both due proof of death and the death benefit payment election in Good Order at our Service Center. If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices. We consider due proof of death to be any of the following: a copy of a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Also, any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.

TRADITIONAL DEATH BENEFIT

We determine the Traditional Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit value.

The Traditional Death Benefit value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn (including any withdrawal charge), determined at the end of each Business Day. Withdrawals include Partial Annuitizations, but do not include amounts we withdraw for other Contract charges.

The Traditional Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Traditional Death Benefit value and Contract Value are both zero.

•	When the Contract ends.

DEATH OF THE OWNER AND/OR ANNUITANT

The appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If Option A (lump sum payment) is selected, we pay the amount within seven days of our receipt of due proof of death and a death benefit payment election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with their portion of the death benefit in his or her own name. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue their portion of the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive in Good Order at our Service Center both due proof of death and death benefit payment election, we increase their portion of the Contract Value to equal their portion of the death benefit if that amount is greater. If the surviving spouse continues their portion of the Contract, he or she may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit. We do not deduct the contract maintenance charge.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

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Option C: If the Beneficiary is an individual, payment of the death benefit as an Annuity Payment over the Beneficiary’s lifetime, or over a period not extending beyond the Beneficiary’s life expectancy. This means only Annuity Options 1, 2 and 5 are available. Distribution must begin within one year of the date of the Owner’s death. We waive the contract maintenance charge on any portion of the death benefit applied to fixed Annuity Payments, or if the Contract Value on the Income Date is at least $100,000. We continue to assess the full contract maintenance charge on each Beneficiary’s death benefit portion applied to variable Annuity Payments if they do not qualify for the waiver.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Other rules may apply to Qualified Contracts.

11.	OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge. For more information, please see the Fee Tables and section 7, Expenses.

•	Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit as described in this section.

•	Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in this section.

•
Lifetime Benefits, Target Date Benefits and No Withdrawal Charge Option. These benefits are no longer available. Please see Appendix D for information on Lifetime Benefits, Appendix E for information on Target Date Benefits, and Appendix F for information on No Withdrawal Charge Option.

At issue you first select one of the following: Base Contract or Short Withdrawal Charge Option. You then choose whether to add the Quarterly Value Death Benefit to your Contract. After we issue the Contract, you cannot remove any of these optional benefits from your Contract.

QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. You can select this benefit at issue and once you select it you cannot remove it from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

We determine the Quarterly Value Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.

*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

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The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center, both due proof of death and the death benefit payment election.

If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and there are multiple Beneficiaries, the Quarterly Anniversary Value does not increase as of the Business Day we receive the above required death claim documentation from the Beneficiary that first files claim. However, if the surviving spouse continues the Contract, the Quarterly Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.

The Quarterly Value Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•	When the Contract ends.

NOTE:

•	The Quarterly Value Death Benefit cannot be less than the Traditional Death Benefit, but they may be equal. Please discuss this benefit’s appropriateness with your Financial Professional.

SHORT WITHDRAWAL CHARGE OPTION

We designed the Short Withdrawal Charge Option for Owners concerned with short-term liquidity. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years. You can select the Short Withdrawal Charge Option at issue and once you select it you cannot remove it from your Contract. This benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge as described in the Fee Tables and section 7, Expenses.

NOTE:

•
If you do not take a withdrawal in the fifth through seventh years after we receive a Purchase Payment, you will have paid for this benefit without receiving any of its advantages. Please discuss this benefit’s appropriateness with your Financial Professional.

12.	TAXES

This section provides a summary explanation of the tax ramifications of purchasing a Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

QUALIFIED AND NON-QUALIFIED CONTRACTS

You can purchase either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).

Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.

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Currently, we offer the following types of Qualified Contracts.

Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualifed retirement plans are eligible to purchase this Contract.
If you purchase a Qualified Contract, you already receive the benefit of tax deferral through the qualified plan, and so you should purchase this Contract for purposes other than tax deferral.

You can instead purchase a Non-Qualified Contract, which is not qualified pursuant to a specialized provision of the Code. There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

TAXATION OF ANNUITY CONTRACTS

The Contract has the following tax characteristics.

•	Taxes on earnings are deferred until you take money out.

•
When you take money out, earnings are generally subject to Federal income tax and applicable state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	You are taxed on earnings at an ordinary income tax rate, rather than at a capital gains rate.

•
Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•	If you take partial withdrawals from your Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you annuitize your Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•
If you take out earnings before age 59½, you may be subject to a Federal 10% penalty tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.

•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one taxable year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code. Federally recognized spouses are given specialized treatment in receipt of payments.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

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TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities and individual life insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.

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We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.

We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to their Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.

In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

39

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

40

14.	PRIVACY AND SECURITY STATEMENT

2011
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and other third parties in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

41

This will ensure the identity of the person requesting your information. You may also make your request through our secure website.

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (http://www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address or contact us via the secured website.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America

•	Allianz Life Insurance Company of New York

•	Allianz Investment Management LLC

•	Allianz Life Financial Services, LLC

•	Questar Asset Management, Inc.

•	Questar Capital Corporation

M40018 (12/2010)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	9
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	5	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	6	Annuity Payments………………………………………..	10
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	12
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	17
Corporations…………………………………………………...	8

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

42

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay.

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ GLOBAL INVESTORS CAPITAL
AZL Allianz AGIC Opportunity Fund	.85	.25	–	.10	–	1.20
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.09	–	1.14
AZL International Index Fund	.35	.25	–	.23	–	.83
AZL Mid Cap Index Fund	.25	.25	–	.12	–	.62
AZL Money Market Fund	.35	.25	–	.10	–	.70
AZL S&P 500 Index Fund – Class 2.17		.25	–	.12	–	.54
AZL Small Cap Stock Index Fund	.26	.25	–	.14	–	.65
BlackRock Global Allocation V.I. Fund – Class 3.65		.25	–	.06	.02	.98
COLUMBIA
AZL Columbia Mid Cap Value Fund	.75	.25	–	.10	.01	1.11
AZL Columbia Small Cap Value Fund – Class 2.90		.25	–	.12	–	1.27
DAVIS
AZL Davis NY Venture Fund – Class 2.75		.25	–	.08	–	1.08
Davis VA Financial Portfolio	.55	–	–	.14	–	.69
DREYFUS
AZL Dreyfus Equity Growth Fund	.77	.25	–	.09	–	1.11
EATON VANCE
AZL Eaton Vance Large Cap Value Fund	.75	.25	–	.09	–	1.09
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.55	1.05
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.65	1.15
FRANKLIN TEMPLETON
AZL Franklin Small Cap Value Fund	.75	.25	–	.09	–	1.09
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.31	–	1.26
Franklin High Income Securites Fund – Class 2.54		.25	–	.07	–	.86
Franklin Income Securities Fund – Class 2.45		.25	–	.02	–	.72
Franklin Templeton VIP Founding Funds Allocation Fund – Class 2.00		.25	–	.11	.67	1.03
Franklin U.S. Government Fund – Class 2.48		.25	–	.04	–	.77
Mutual Global Discovery Securities Fund – Class 2.80		.25	–	.20	–	1.25
Mutual Shares Securities Fund – Class 2.60		.25	–	.14	–	.99
Templeton Global Bond Securities Fund – Class 2.46		.25	–	.09	–	.80
Templeton Growth Securities Fund – Class 2.74		.25	–	.03	–	1.02
GATEWAY
AZL Gateway Fund(2)	.80	.25	–	.54	.02	1.61
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.10	.01	1.11
AZL Invesco Growth and Income Fund	.76	.25	–	.10	–	1.11
AZL Invesco International Equity Fund	.90	.25	–	.13	.01	1.29
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.14	–	1.34
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.09	–	1.14
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.10	–	1.10

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

43

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.18	–	1.33
AZL Morgan Stanley Mid Cap Growth Fund	.80	.25	–	.10	–	1.15
PIMCO
PIMCO EqS Pathfinder Portfolio – Advisor Class(2)	1.10	.25	–	.02	.02	1.39
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.66	1.235
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class(1)	.74	–	.15	.04	.12	1.05
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class(1)	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	.04	–	.94
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	.01	–	.91
PIMCO VIT Global Multi-Asset Portfolio – Admin. Class	.95	–	.15	–	.54	1.64
PIMCO VIT High Yield Portfolio – Admin. Class(1)	.60	–	.15	–	–	.75
PIMCO VIT Real Return Portfolio – Admin. Class(1)	.50	–	.15	.01	–	.66
PIMCO VIT Total Return Portfolio – Admin. Class(1)	.50	–	.15	–	–	.65
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	.04	–	1.09
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.22	–	1.70
TURNER
AZL Turner Quantitative Small Cap Growth Fund	.85	.25	–	.12	–	1.22
(1)	“Other Expenses” reflect interest expense.

(2)	“Other Expenses” reflect estimated expenses for the fund’s first fiscal year.

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.05	.10	.66	.76
AZL Fusion Balanced Fund	.20	–	.04	.24	.87	1.11
AZL Fusion Conservative Fund	.20	–	.14	.34	.80	1.14
AZL Fusion Growth Fund	.20	–	.04	.24	1.00	1.24
AZL Fusion Moderate Fund	.20	–	.04	.24	.93	1.17
AZL Growth Index Strategy Fund	.05	–	.03	.08	.64	.72

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

44

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract described by this prospectus as of the end of the most recent calendar year is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

* Key to Benefit Option	M&E Charge
Allianz Connections – Base Contract	1.15%
Allianz Connections – Base Contract with Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.90%
The following Investment Options commenced operations under this Contract after December 31, 2010. Therefore, no AUV information is shown for them: Fidelity VIP FundsManager 50% Portfolio; Fidelity VIP FundsManager 60% Portfolio; PIMCO VIT Global Advantage Strategy Bond Portfolio; PIMCO VIT Unconstrained Bond Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Allianz AGIC Opportunity Fund
1.15%	12/31/2007	N/A	16.910	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.910	8.834	9		12/31/2008	N/A	8.402	0
	12/31/2009	8.834	13.807	16		12/31/2009	8.402	13.034	0
	12/31/2010	13.807	16.213	0		12/31/2010	13.034	15.191	0
AZL Balanced Index Strategy Fund
1.15%	12/31/2009	N/A	10.039	12	1.90%	12/31/2009	N/A	10.025	0
	12/31/2010	10.039	10.967	1		12/31/2010	10.025	10.869	0
AZL BlackRock Capital Appreciation Fund
1.15%	12/31/2007	N/A	13.198	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.198	8.301	5		12/31/2008	N/A	8.076	0
	12/31/2009	8.301	11.116	31		12/31/2009	8.076	10.733	1
	12/31/2010	11.116	13.099	3		12/31/2010	10.733	12.553	1
AZL Columbia Mid Cap Value Fund
1.15%	12/31/2007	N/A	10.362	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.362	4.901	17		12/31/2008	N/A	4.804	0
	12/31/2009	4.901	6.411	17		12/31/2009	4.804	6.236	0
	12/31/2010	6.411	7.773	1		12/31/2010	6.236	7.505	0
AZL Columbia Small Cap Value Fund
1.15%	12/31/2007	N/A	12.554	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.554	8.428	4		12/31/2008	N/A	8.138	0
	12/31/2009	8.428	10.389	4		12/31/2009	8.138	9.956	0
	12/31/2010	10.389	12.933	2		12/31/2010	9.956	12.302	0
AZL Davis NY Venture Fund
1.15%	12/31/2007	N/A	13.765	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.765	8.096	51		12/31/2008	N/A	7.672	0
	12/31/2009	8.096	10.551	35		12/31/2009	7.672	9.924	0
	12/31/2010	10.551	11.687	3		12/31/2010	9.924	10.910	0

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

45

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Dreyfus Equity Growth Fund
1.15%	12/31/2007	N/A	11.705	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.705	6.754	12		12/31/2008	N/A	6.400	0
	12/31/2009	6.754	8.997	15		12/31/2009	6.400	8.463	0
	12/31/2010	8.997	10.934	3		12/31/2010	8.463	10.207	0
AZL Eaton Vance Large Cap Value Fund
1.15%	12/31/2007	N/A	12.594	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.594	7.945	4		12/31/2008	N/A	7.500	0
	12/31/2009	7.945	9.938	4		12/31/2009	7.500	9.312	0
	12/31/2010	9.938	10.789	0		12/31/2010	9.312	10.034	0
AZL Franklin Small Cap Value Fund
1.15%	12/31/2007	N/A	17.691	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	17.691	11.589	18		12/31/2008	N/A	11.106	0
	12/31/2009	11.589	14.964	18		12/31/2009	11.106	14.233	0
	12/31/2010	14.964	18.803	2		12/31/2010	14.233	17.751	0
AZL Franklin Templeton Founding Strategy Plus Fund
1.15%	12/31/2009	N/A	10.223	2	1.90%	12/31/2009	N/A	10.208	0
	12/31/2010	10.223	11.119	1		12/31/2010	10.208	11.020	0
AZL Fusion Balanced Fund
1.15%	12/31/2007	N/A	12.203	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.203	8.752	91		12/31/2008	N/A	8.514	0
	12/31/2009	8.752	10.963	92		12/31/2009	8.514	10.586	0
	12/31/2010	10.963	12.038	11		12/31/2010	10.586	11.536	0
AZL Fusion Conservative Fund
1.15%	12/31/2009	N/A	10.159	0	1.90%	12/31/2009	N/A	10.144	0
	12/31/2010	10.159	11.144	0		12/31/2010	10.144	11.044	0
AZL Fusion Growth Fund
1.15%	12/31/2007	N/A	12.899	49	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.899	7.786	271		12/31/2008	N/A	7.574	0
	12/31/2009	7.786	10.175	212		12/31/2009	7.574	9.825	0
	12/31/2010	10.175	11.357	14		12/31/2010	9.825	10.884	0
AZL Fusion Moderate Fund
1.15%	12/31/2007	N/A	12.479	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.479	8.295	69		12/31/2008	N/A	8.070	0
	12/31/2009	8.295	10.613	106		12/31/2009	8.070	10.247	0
	12/31/2010	10.613	11.724	0		12/31/2010	10.247	11.235	0
AZL Gateway Fund
1.15%	12/31/2010	N/A	10.119	0	1.90%	12/31/2010	N/A	10.068	0
AZL Growth Index Strategy Fund
1.15%	12/31/2009	N/A	10.072	74	1.90%	12/31/2009	N/A	10.057	0
	12/31/2010	10.072	11.292	0		12/31/2010	10.057	11.192	0
AZL International Index Fund
1.15%	12/31/2009	N/A	9.765	25	1.90%	12/31/2009	N/A	9.751	0
	12/31/2010	9.765	10.341	0		12/31/2010	9.751	10.249	0
AZL Invesco Equity and Income Fund
1.15%	12/31/2007	N/A	12.950	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.950	9.740	9		12/31/2008	N/A	9.404	0
	12/31/2009	9.740	11.828	10		12/31/2009	9.404	11.335	0
	12/31/2010	11.828	13.066	0		12/31/2010	11.335	12.428	0
AZL Invesco Growth and Income Fund
1.15%	12/31/2007	N/A	14.532	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.532	9.645	4		12/31/2008	N/A	9.106	0
	12/31/2009	9.645	11.790	6		12/31/2009	9.106	11.047	0
	12/31/2010	11.790	13.096	0		12/31/2010	11.047	12.179	0

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

46

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco International Equity Fund
1.15%	12/31/2007	N/A	20.114	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	20.114	11.630	32		12/31/2008	N/A	11.062	0
	12/31/2009	11.630	15.444	36		12/31/2009	11.062	14.579	0
	12/31/2010	15.444	17.179	2		12/31/2010	14.579	16.096	0
AZL JPMorgan International Opportunities Fund
1.15%	12/31/2007	N/A	19.587	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	19.587	13.832	23		12/31/2008	N/A	13.255	0
	12/31/2009	13.832	17.273	34		12/31/2009	13.255	16.429	0
	12/31/2010	17.273	18.091	0		12/31/2010	16.429	17.079	0
AZL JPMorgan U.S. Equity Fund
1.15%	12/31/2007	N/A	13.059	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.059	7.916	0		12/31/2008	N/A	7.643	0
	12/31/2009	7.916	10.463	7		12/31/2009	7.643	10.027	0
	12/31/2010	10.463	11.685	1		12/31/2010	10.027	11.115	0
AZL MFS Investors Trust Fund
1.15%	12/31/2007	N/A	14.971	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.971	8.864	44		12/31/2008	N/A	8.622	0
	12/31/2009	8.864	13.301	37		12/31/2009	8.622	12.843	0
	12/31/2010	13.301	14.597	2		12/31/2010	12.843	13.989	0
AZL Mid Cap Index Fund
1.15%	12/31/2010	N/A	10.688	0	1.90%	12/31/2010	N/A	10.635	0
AZL Money Market Fund
1.15%	12/31/2007	N/A	11.347	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	11.347	11.492	130		12/31/2008	N/A	10.748	0
	12/31/2009	11.492	11.385	129		12/31/2009	10.748	10.568	0
	12/31/2010	11.385	11.256	0		12/31/2010	10.568	10.370	0
AZL Morgan Stanley Global Real Estate Fund
1.15%	12/31/2007	N/A	10.897	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.897	5.835	26		12/31/2008	N/A	5.719	0
	12/31/2009	5.835	8.087	23		12/31/2009	5.719	7.867	0
	12/31/2010	8.087	9.662	0		12/31/2010	7.867	9.329	0
AZL Morgan Stanley Mid Cap Growth Fund
1.15%	12/31/2007	N/A	16.465	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.465	8.379	19		12/31/2008	N/A	7.910	0
	12/31/2009	8.379	13.060	40		12/31/2009	7.910	12.237	0
	12/31/2010	13.060	17.107	1		12/31/2010	12.237	15.909	0
AZL S&P 500 Index Fund
1.15%	12/31/2007	N/A	9.899	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.899	6.104	1		12/31/2008	N/A	6.028	0
	12/31/2009	6.104	7.564	33		12/31/2009	6.028	7.414	0
	12/31/2010	7.564	8.568	0		12/31/2010	7.414	8.335	0
AZL Schroder Emerging Markets Equity Fund
1.15%	12/31/2007	N/A	13.512	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.512	6.427	37		12/31/2008	N/A	6.299	0
	12/31/2009	6.427	10.913	35		12/31/2009	6.299	10.616	0
	12/31/2010	10.913	12.126	1		12/31/2010	10.616	11.708	0
AZL Small Cap Stock Index Fund
1.15%	12/31/2007	N/A	9.345	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.345	6.379	0		12/31/2008	N/A	6.300	0
	12/31/2009	6.379	7.873	0		12/31/2009	6.300	7.717	0
	12/31/2010	7.873	9.767	0		12/31/2010	7.717	9.501	0
AZL Turner Quantitative Small Cap Growth Fund
1.15%	12/31/2007	N/A	12.858	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.858	7.200	5		12/31/2008	N/A	7.005	0
	12/31/2009	7.200	9.353	6		12/31/2009	7.005	9.031	0
	12/31/2010	9.353	11.912	0		12/31/2010	9.031	11.415	0

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

47

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Allocation V.I. Fund
1.15%	12/31/2008	N/A	7.933	11	1.90%	12/31/2008	N/A	7.893	0
	12/31/2009	7.933	9.482	30		12/31/2009	7.893	9.364	0
	12/31/2010	9.482	10.289	10		12/31/2010	9.364	10.085	0
Davis VA Financial Portfolio
1.15%	12/31/2007	N/A	16.149	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	16.149	8.562	15		12/31/2008	N/A	8.008	0
	12/31/2009	8.562	11.950	10		12/31/2009	8.008	11.093	0
	12/31/2010	11.950	13.125	0		12/31/2010	11.093	12.092	0
Franklin High Income Securities Fund
1.15%	12/31/2007	N/A	25.990	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	25.990	19.686	2		12/31/2008	N/A	17.374	0
	12/31/2009	19.686	27.770	10		12/31/2009	17.374	24.325	0
	12/31/2010	27.770	31.092	0		12/31/2010	24.325	27.032	0
Franklin Income Securities Fund
1.15%	12/31/2007	N/A	49.643	6	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	49.643	34.521	37		12/31/2008	N/A	30.467	0
	12/31/2009	34.521	46.273	20		12/31/2009	30.467	40.534	0
	12/31/2010	46.273	51.541	0		12/31/2010	40.534	44.811	0
Franklin Templeton VIP Founding Funds Allocation Fund
1.15%	12/31/2007	N/A	9.257	6	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	9.257	5.869	297		12/31/2008	N/A	5.803	0
	12/31/2009	5.869	7.557	256		12/31/2009	5.803	7.417	0
	12/31/2010	7.557	8.236	0		12/31/2010	7.417	8.023	0
Franklin U.S. Government Fund
1.15%	12/31/2007	N/A	26.747	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	26.747	28.446	0		12/31/2008	N/A	25.193	0
	12/31/2009	28.446	28.991	1		12/31/2009	25.193	25.484	0
	12/31/2010	28.991	30.174	0		12/31/2010	25.484	26.325	0
Mutual Global Discovery Securities Fund
1.15%	12/31/2007	N/A	30.674	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	30.674	21.694	19		12/31/2008	N/A	19.821	0
	12/31/2009	21.694	26.446	18		12/31/2009	19.821	23.982	0
	12/31/2010	26.446	29.270	0		12/31/2010	23.982	26.345	0
Mutual Shares Securities Fund
1.15%	12/31/2007	N/A	24.831	10	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	24.831	15.437	61		12/31/2008	N/A	14.105	0
	12/31/2009	15.437	19.236	32		12/31/2009	14.105	17.444	0
	12/31/2010	19.236	21.145	0		12/31/2010	17.444	19.032	0
PIMCO EqS Pathfinder Portfolio
1.15%	12/31/2010	N/A	10.355	0	1.90%	12/31/2010	N/A	10.302	0
PIMCO VIT All Asset Portfolio
1.15%	12/31/2007	N/A	13.843	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	13.843	11.517	4		12/31/2008	N/A	11.120	0
	12/31/2009	11.517	13.841	3		12/31/2009	11.120	13.264	0
	12/31/2010	13.841	15.474	0		12/31/2010	13.264	14.719	0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.15%	12/31/2007	N/A	12.902	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.902	7.169	44		12/31/2008	N/A	6.974	0
	12/31/2009	7.169	10.030	45		12/31/2009	6.974	9.684	0
	12/31/2010	10.030	12.347	0		12/31/2010	9.684	11.832	0
PIMCO VIT Emerging Markets Bond Portfolio
1.15%	12/31/2007	N/A	12.369	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.369	10.443	18		12/31/2008	N/A	10.159	0
	12/31/2009	10.443	13.481	20		12/31/2009	10.159	13.016	0
	12/31/2010	13.481	14.949	0		12/31/2010	13.016	14.326	0
The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

48

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Portfolio (Unhedged)
1.15%	12/31/2007	N/A	10.510	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	10.510	10.302	14		12/31/2008	N/A	10.022	0
	12/31/2009	10.302	11.902	15		12/31/2009	10.022	11.492	0
	12/31/2010	11.902	13.137	0		12/31/2010	11.492	12.590	0
PIMCO VIT Global Multi-Asset Portfolio
1.15%	12/31/2009	N/A	10.015	1	1.90%	12/31/2009	N/A	10.001	0
	12/31/2010	10.015	11.025	0		12/31/2010	10.001	10.927	0
PIMCO VIT High Yield Portfolio
1.15%	12/31/2007	N/A	14.055	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.055	10.623	4		12/31/2008	N/A	9.935	0
	12/31/2009	10.623	14.748	4		12/31/2009	9.935	13.690	0
	12/31/2010	14.748	16.693	0		12/31/2010	13.690	15.380	0
PIMCO VIT Real Return Portfolio
1.15%	12/31/2007	N/A	12.469	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	12.469	11.457	31		12/31/2008	N/A	10.979	0
	12/31/2009	11.457	13.409	34		12/31/2009	10.979	12.754	0
	12/31/2010	13.409	14.330	0		12/31/2010	12.754	13.529	0
PIMCO VIT Total Return Portfolio
1.15%	12/31/2007	N/A	14.884	1	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	14.884	15.420	10		12/31/2008	N/A	14.422	0
	12/31/2009	15.420	17.389	19		12/31/2009	14.422	16.142	0
	12/31/2010	17.389	18.585	0		12/31/2010	16.142	17.123	0
Templeton Global Bond Securities Fund
1.15%	12/31/2007	N/A	33.889	0	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	33.889	35.580	8		12/31/2008	N/A	30.792	0
	12/31/2009	35.580	41.744	16		12/31/2009	30.792	35.857	0
	12/31/2010	41.744	47.228	0		12/31/2010	35.857	40.265	0
Templeton Growth Securities Fund
1.15%	12/31/2007	N/A	30.576	8	1.90%	12/31/2007	N/A	N/A	N/A
	12/31/2008	30.576	17.433	42		12/31/2008	N/A	15.614	0
	12/31/2009	17.433	22.594	20		12/31/2009	15.614	20.085	0
	12/31/2010	22.594	23.987	0		12/31/2010	20.085	21.164	0

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix B

49

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.

Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.

The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal when the Contract Value is $100,000.

Partial Withdrawal	Contract Value	Traditional Death Benefit value	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$102,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000)
		x 90,000)]	X 102,000)]
	– $5,000	=– $4,500	=– $5,100
After withdrawal	$ 95,000	$ 85,500	$ 96,900

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix C

50

APPENDIX D – LIFETIME BENEFITS

We previously offered two Lifetime Benefits. Lifetime Plus II Benefit was available from November 20, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

	Current M&E Charge(1)	Maximum M&E Charge(1)
Optional Benefits(2)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available from January 26, 2009 until March 31, 2009)
Single Lifetime Plus Payments	0.95%	1.60%(3)
Joint Lifetime Plus Payments	1.10%	1.75%(4)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (both available before January 26, 2009)
Single Lifetime Plus Payments(5)	0.80%	1.60%(3)
Joint Lifetime Plus Payments(6)	0.95%	1.75%(4)
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(3)	This is the maximum charge we could impose if you remove a Covered Person, if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(4)	This is the maximum charge we could impose if a Lifetime Benefit’s guaranteed value is reset, or if you receive an annual payment increase.

(5)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.

(6)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to note about Lifetime Benefits.

•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.

•
Joint Lifetime Plus Payments are not available under Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

•	If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under “Removing a Lifetime Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•
Under the Cumulative Withdrawal Benefit, if you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries(1) upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)

(1)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

51

NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you select a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT

You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you select the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:

•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value); or

•	requesting a Full Annuitization.

COVERED PERSON(S)

We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the initial annual maximum lifetime payment. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix D

52

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person on a Contract Anniversary or a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. If you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

NOTE:

•
A person no longer qualifies as a Covered Person and is removed from the Contract if that person is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required here.

•
For non-spouse Joint Owners selecting single Lifetime Plus Payments: Upon the death of any Owner, we pay any applicable death benefit, and your Lifetime Benefit and any Lifetime Plus Payments end if the Contract Value is positive. This means that upon an Owner’s death, Lifetime Plus Payments are no longer available even if the sole Covered Person is still alive.

•
For joint Lifetime Plus Payments: Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. If at any time before this you are no longer spouses, you must immediately send us notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a Covered Person from the Contract. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•
For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

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LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin, the Benefit Base is the greater of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	Quarterly Anniversary Value, or

•
for Lifetime Plus II Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person’s 81st birthday we automatically reset the compounded interest to equal the Contract Value, if greater (Enhanced 5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value). Each reset establishes a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.

•
for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).

We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.

Lifetime Plus Payment Table for Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:

•	the Quarterly Anniversary Value,

•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or

•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.

On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

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On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base.

QUARTERLY ANNIVERSARY VALUE

While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

ENHANCED 5% ANNUAL INCREASE

While your Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 5% Annual Increase before the Benefit Date.

If the rider effective date is the Issue Date, the Enhanced 5% Annual Increase is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 5% Annual Increase is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day before the tenth rider anniversary (or tenth reset anniversary), we adjust each Enhanced 5% Annual Increase as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On the first rider anniversary (or first reset anniversary), each Enhanced 5% Annual Increase is equal to:

b + (1.05 x (a – b))

Where:

a = The Enhanced 5% Annual Increase at the end of the prior Business Day; and

b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “b” any Purchase Payments received within 90 days of the Issue Date.

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On the second through ninth rider anniversaries (or second through ninth reset anniversaries), each Enhanced 5% Annual Increase is equal to:

d + [1.05 x ((c – d) + (0.05 x e)]

Where:

c = The Enhanced 5% Annual Increase at the end of the prior Business Day;

d = Purchase Payments* received during the last Contract Year; and

e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “e” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Business Day on or after the tenth rider anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.

NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE

While your Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.

The Enhanced 10-Year Value acts as both an increase and a cap to the Enhanced 5% Annual Increase. If you begin Lifetime Plus Payments on or after the tenth rider anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth rider anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.

If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.

At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

On the eleventh and later rider anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•
plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before Lifetime Plus II Benefit ends.

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RESETS UNDER LIFETIME PLUS II BENEFIT

While your Lifetime Plus II Benefit is in effect, and before the older Covered Person’s 91st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

Upon an automatic reset, we reserve the right to declare a new additional M&E charge for Lifetime Plus II Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus II Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to Lifetime Plus II Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus II Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

LIFETIME PLUS 10 BENEFIT’S 10% ANNUAL INCREASE

While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.

On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.

If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

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On each Quarterly Anniversary on or before the 20th rider anniversary, the 10% Annual Increase is equal to:

a + 0.025 (b – c)

Where:

a = The 10% Annual Increase at the end of the prior Business Day;

b = The increase base at the end of the prior Business Day; and

c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you select this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.

Upon a reset, we reserve the right to declare a new additional M&E charge for the Lifetime Plus 10 Benefit. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if Lifetime Plus 10 Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to Lifetime Plus 10 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus 10 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

If your Contract Value reduces to zero for any reason other than a withdrawal while this benefit is in effect and before the Benefit Date, we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date. If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

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Once Lifetime Plus Payments begin:

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•
If your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

•	If your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments and Cumulative Withdrawals do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

•
Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge subject to the maximum additional M&E charge stated at the beginning of this appendix.

NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, your benefit ends.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.

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We deduct each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

Cumulative Withdrawal Benefit

Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.

You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

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Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•
If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).

If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

We reserve the right to declare a new additional M&E charge for your Lifetime Benefit on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) if you receive an annual Lifetime Plus Payment increase. Any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If the new additional M&E charge is less than the prior charge, then we make the change and send you a confirmation letter. However, if your Lifetime Benefit’s additional M&E charge increases, we send you written notice of the intended increase and provide you at least 30-days to decline the annual payment increase. If you decline the payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increase. If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we make the change. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.

If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.

If your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.

If your rider effective date is before January 26, 2009:

•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.

•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A:
AZL Fusion Growth Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income Securities Fund

Franklin Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN A LIFETIME BENEFIT ENDS

Before the Benefit Date, your Lifetime Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
The date of death of all Covered Persons. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your benefit ends as of this date of death.

•	The older Covered Person’s 91st birthday.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

On and after the Benefit Date, your Lifetime Benefit ends on the earliest of the following.

•	The Business Day you take an Excess Withdrawal of the total Contract Value.

•	The Business Day before the Income Date that you take a Full Annuitization (only available while your Contract Value is positive).

•	On the Benefit Date if the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100.

•	For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.

•	For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has been reduced to zero, the date of death of the Covered Person.

•
For single Lifetime Plus Payments where the Contract is jointly owned by non-spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner. This means your Lifetime Benefit may end even if the sole Covered Person is still alive.

•
For single Lifetime Plus Payments where the Contract is jointly owned by spouses, if the Contract Value has not been reduced to zero, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit ends on the date of death of the Covered Person.

•
For joint Lifetime Plus Payments, the date of death of the last surviving Covered Person. However, if a Covered Person dies and the surviving spouse who is also a Covered Person elects to receive the death benefit instead of continuing the Contract, then Lifetime Plus Payments stop and your benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option. If joint Covered Persons were not federally recognized spouses as of the date of the first Covered Person’s death, spousal continuation of the Contract is not available and your Lifetime Benefit ends as of this date of death.

•	When the Contract ends.

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APPENDIX E – TARGET DATE BENEFITS

We previously offered two Target Date Benefits. Target Date Retirement Benefit was available from July 17, 2008 through January 25, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Additional M&E Charge(1)
Optional Benefits(2)
Target Date 10 Benefit	0.55%
Target Date Retirement Benefit	0.40%
(1)
The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(2)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

NOTE: Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth rider anniversary and under Target Date Retirement Benefit it is the seventh rider anniversary. Each rider anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent rider anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to note about Target Date Benefits.

•	Target Date Benefits do not guarantee Investment Option performance.

•	You cannot take a partial withdrawal from specific Investment Options if you select a Target Date Benefit.

•	If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under “Removing a Target Date Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
You can only make additional Purchase Payments and participate in the automatic investment plan for the first three rider years. In addition, the flexible rebalancing program is not available while your Target Date Benefit is in effect. However, in all states except Massachusetts, these restrictions no longer apply once the benefit ends. For Contract issued in Massachusetts with a Target Date Benefit, you can only make additional Purchase Payments to the Contract for the first three Contract Years even if you subsequently remove your Target Date Benefit or move to another state. Contracts issued in Massachusetts with a Target Date Benefit are issued as limited purchase payment variable deferred annuity contracts.

•	The Target Value does not lock in any Contract Value gains that occur between rider anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

REMOVING A TARGET DATE BENEFIT

You can remove a Target Date Benefit from your Contract once while the Contract Value is positive. If you select the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector Benefit (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

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You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh rider anniversary, and under Target Date 10 Benefit it is the tenth rider anniversary. The latest date under both benefits is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent rider anniversary after the initial Target Value Date while your benefit is in effect.

For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.

If your Contract Value is less than the Target Value at the end of the last Business Day before each Target Value Date, we credit your Contract Value with the difference. This credit is available for immediate withdrawal, subject to any applicable withdrawal charge and penalty tax. This is the only day the Target Value is guaranteed to be available to you. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We allocate this credit to your selected Investment Options based on the percentage of Contract Value in each Investment Option on the date of the credit. We apply the credit to your Contract after we do any quarterly Contract Value rebalancing. For tax purposes, we treat the credit as earnings under the Contract. However, if the Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments less any payments withdrawn), then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 7, Expenses – Withdrawal Charge).

Initial Target Value Date Resets

You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if your Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the rider anniversary that we process your reset request. The earliest new initial Target Value Date is seven rider anniversaries after we process your request under Target Date Retirement Benefit, or ten rider anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the rider anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding rider anniversary (or on the next Business Day if the anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a rider anniversary. If we receive your request outside this time period, we reject your request. The reset date is the rider anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.

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Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines if you receive a Contract Value credit on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.

At the end of each Business Day, we adjust the Target Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

TABLE1: Investment Option Groups
Group A (1)
AZL Allianz AGIC Opportunity Fund
AZL Columbia Small Cap Value Fund
AZL Franklin Small Cap Value Fund
AZL Fusion Growth Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund

AZL Small Cap Stock Index Fund
AZL Turner Quantitative Small Cap Growth Fund
Davis VA Financial Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)If your rider effective date is before January 26, 2009:  AZL Fusion Growth Fund and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

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Group B
AZL BlackRock Capital Appreciation Fund
AZL Columbia Mid Cap Value Fund
AZL Davis NY Venture Fund
AZL Dreyfus Equity Growth Fund
AZL Eaton Vance Large Cap Value Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund

AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth Securities Fund

Group X	Group Y
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Fusion Moderate Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income Securities Fund
PIMCO VIT Global Multi-Asset Portfolio

AZL Balanced Index Strategy Fund
AZL Fusion Balanced Fund
AZL Fusion Conservative Fund
AZL Money Market Fund
Franklin High Income Securities Fund
Franklin U.S. Government Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond Securities Fund

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The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

69

Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E

70

NOTE:

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

WHEN A TARGET DATE BENEFIT ENDS

Your Target Date Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

APPENDIX F – NO WITHDRAWAL CHARGE OPTION

No Withdrawal Charge Option was available from July 17, 2008 through March 31, 2009. No Withdrawal Charge Option eliminated the Base Contract’s withdrawal charge and carried a 0.60% additional M&E charge during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. There is no additional M&E charge for this benefit during the Annuity Phase. The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge. You cannot remove No Withdrawal Charge Option from your Contract.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011
Appendix E & F

71

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

You can contact us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

If you need service (such as changes in Contract information, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.), please contact our Service Center:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

If you are sending us a check for an additional Purchase Payment, please mail it to the following address as appropriate.

Checks for additional Purchase Payments
Regular Mail	Overnight, certified or registered mail
Allianz Life Insurance Company of North America	Wells Fargo LBX Services
NW 5989	NW 5989 Allianz
P.O. Box 1450	1350 Energy Lane, Suite 200
Minneapolis, MN 55485-5989	St. Paul, MN 55108-5254

NOTE: Checks for additional Purchase Payments you send to the wrong address are forwarded to the address listed above for overnight, certified or registered mail, which may delay processing.

The Allianz ConnectionsSM Variable Annuity Contract Prospectus – May 1, 2011

72

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ CONNECTIONSSM

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(ALLIANZ LIFE, WE, US, OUR)

MAY 1, 2011

This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

TABLE OF CONTENTS

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	9
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	5	Accumulation Unit Values………………………………	10
Distributions Non-Qualified Contracts………………………….	6	Annuity Payments………………………………………..	10
Required Distributions……………………………………………	7	Annuity Payment Options……………………………	11
Withholding………………………………………………………..	8	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	12
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	17
Corporations…………………………………………………...	8

CON (RJ2) SAI-0511

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2010 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2010 and 2009 and for each of the years in the three-year period ended December 31, 2010, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2010 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Statement Standards Board (FASB), as of January 1, 2009. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.

We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2008	$198,319,091.42	$0
2009	$169,464,504.26	$0
2010	$220,761,073.60	$0
Allianz Life Financial sells contracts issued by Allianz Life primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 975 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 46 broker-dealer firms. These payments vary in amount. In 2010, the five firms receiving the largest payments, ranging from $484,593 to $3,290,452, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

Firm Name
Cetera Financial Group
LPL Financial Network
National Planning Holdings
The Advisor Group
Wells Fargo Network

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract under Section 72(u) of the Code.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

Types of Qualified Contracts

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

PURCHASING A QUALIFIED CONTRACT

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Owner dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Owner’s date of death; and (b) if any Owner dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

WITHHOLDING

Annuity distribution recipients are generally subject to federal income tax withholding. Recipients can, however, generally choose not to have this tax withheld unless withholding is required in their state.

“Eligible rollover distributions” from qualified plans are subject to a mandatory 20% federal income tax withholding. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except required minimum distributions required by the Code, a series of substantially equal periodic payments made for life or ten years or more, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

DIVERSIFICATION

Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract’s underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury regulations (Treasury Reg. 1.817-5) amplify the Code’s diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to loose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

CONTRACTS OWNED BY NON-INDIVIDUALS

When a Non-Qualified Contract is owned by a non-individual (for example, certain entities other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year. We do not accept corporations as non-individual Owners.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

INCOME TAX WITHHOLDING

Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or

•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

MULTIPLE CONTRACTS

Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. The Contract’s tax basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than in their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s tax basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.

DEATH BENEFITS

Any death benefits is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

GENERATION-SKIPPING TRANSFER TAX

The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ACCUMULATION UNIT VALUES

Each Business Day we determine each subaccount’s accumulation unit value by multiplying the prior Business Day’s accumulation unit value by the net investment factor for the current Business Day. We calculate each accumulation unit value after regular trading on the New York Stock Exchange closes each Business Day. We determine the net investment factor by:

•
Adding accrued but unpaid distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV), then subtracting the NAV at the end of the prior business day.

•	That change is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and do not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.

Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.

Annuity Payments end upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

ANNUITY PAYMENT OPTIONS

The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A) =	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B) =	The amount applied to variable Annuity Payments on the Income Date.

(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D) =	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E) =	Dollar value of first variable Annuity Payment.

(F) =	Number of variable Annuity Payments made since the Income Date.

We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS

The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.

We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

We determine the annuity unit value on each Business Day as follows:

•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.

Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2010 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2010 are also included in Part C of the Registration Statement and are incorporated herein by reference.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion in the prospectus, section 10, Death Benefit.	•	The Beneficiary becomes the Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the Annuity Payment Options discussion in this SAI. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see the Annuity Payment Options discussion in this SAI.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the Beneficiary is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center both due proof of death and the death benefit payment election.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix A

UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
	•	The surviving Joint Owner becomes the sole Owner.
	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion in the prospectus, section 10, Death Benefit.
•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the Annuity Payment Options discussion in this SAI. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or  5. For more information, see the Annuity Payment Options discussion in this SAI.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the surviving Joint Owner is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center both due proof of death and the death benefit payment election. If both Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries.

(2)
If the surviving spouse continues the Contract after the Benefit Date, then Lifetime Plus Payments continue at the prior amount. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix A

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named.
•
Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the Annuity Payment Options discussion in this SAI. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or  5. For more information, see the Annuity Payment Options discussion in this SAI.

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit.	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2)
		•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

•	For a description of the payout options, see the “Death Benefit Payment Options” discussion in the prospectus, section 10, Death Benefit.
(1)
If the Beneficiary is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center both due proof of death and the death benefit payment election. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the deceased’s spouse, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the end of the Business Day we receive in Good Order at our Service Center both due proof of death and the death benefit payment election. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries, or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

(3)
If the surviving spouse continues the Contract after the Benefit Date, then Lifetime Plus Payments continue at the prior amount. For joint Lifetime Plus Payments, the annual maximum payment may increase based on the age of the surviving Covered Person and the current Contract Value.

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see the Annuity Payment Options discussion in this SAI.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix A

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. AUV information for the additional combinations of charges are found below.

This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.

Key to Benefit Option*		M&E Charges
VISR 10	Allianz Connections – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.30%
VISR 11	Allianz Connections – Contract with the Target Date Retirement Benefit	1.55%
VISR 13	Allianz Connections – Contract with the Short Withdrawal Charge Option	1.60%
VISR 15	Allianz Connections – Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.40%
VISR 16	Allianz Connections – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.70%
VISR 17	Allianz Connections – Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.55%
VISR 18	Allianz Connections – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin) ; Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.85%
VISR 19	Allianz Connections – Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and the Target Date Retirement Benefit; Contract with the No Withdrawal Charge Option and the Target Date 10 Benefit (issued January 26, 2009 and after)	2.30%
VISR 2	Allianz Connections – Contract with the Quarterly Value Death Benefit	1.45%
VISR 20	Allianz Connections – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and the Target Date 10 Benefit (issued January 26, 2009 and after)	2.60%
VISR 21	Allianz Connections – Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and the Target Date 10 Benefit (issued January 26, 2009 and after)	2.45%
VISR 22	Allianz Connections – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.75%
VISR 23	Allianz Connections –Contract with the Short Withdrawal Charge Option and the Target Date Retirement Benefit	2.00%
VISR 25	Allianz Connections – Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	2.55%

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Key to Benefit Option*		M&E Charges
VISR 26	Allianz Connections – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.85%
VISR 27	Allianz Connections – Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.70%
VISR 28	Allianz Connections – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.00%
VISR 29	Allianz Connections – Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); Contract with the No Withdrawal Charge Option and the Target Date Retirement Benefit	2.45%
VISR 3	Allianz Connections – Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin)	1.95%
VISR 30	Allianz Connections – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.75%
VISR 31	Allianz Connections – Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.60%
VISR 32	Allianz Connections – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	2.90%
VISR 33	Allianz Connections – Contract with the Target Date 10 Benefit	1.70%
VISR 34	Allianz Connections – Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.15%
VISR 35	Allianz Connections – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.55%
VISR 36	Allianz Connections – Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	3.00%
VISR 39	Allianz Connections – Contract with the No Withdrawal Charge Option and the Quarterly Value Death Benefit (issued July 22, 2009 and after)	2.05%
VISR 4	Allianz Connections – Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.25%
VISR 5	Allianz Connections – Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.10%
VISR 6	Allianz Connections – Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (before payments begin); Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (issued January 26, 2009 and after)	2.40%

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Key to Benefit Option*		M&E Charges
VISR 7	Allianz Connections – Contract with the Quarterly Value Death Benefit and the Target Date Retirement Benefit; and Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin)	1.85%
VISR 8	Allianz Connections – Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); Contract with the No Withdrawal Charge Option and the Target Date Retirement Benefit; Contract with the the Short Withdrawal Option and the Target Date 10 Benefit (issued January 26, 2009 and after)	2.15%
VISR 9	Allianz Connections – Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (once payments begin); Contract with the Quarterly Value Death Benefit and the Target Date 10 Benefit (issued January 26, 2009 and after)	2.00%
The following Investment Options commenced operations under this Contract after December 31, 2010. Therefore, no AUV information is shown for them: Fidelity VIP FundsManager 50% Portfolio; Fidelity VIP FundsManager 60% Portfolio; PIMCO VIT Global Advantage Strategy Bond Portfolio; PIMCO VIT Unconstrained Bond Portfolio.

(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Allianz AGIC Opportunity Fund
VISR 10  2.30%
                      12/31/2008              N/A              8.181 0
                      12/31/2009              8.181              12.640 0
                      12/31/2010              12.640              14.673 1
VISR 11  1.55%
                      12/31/2008              N/A              8.601 0
                      12/31/2009              8.601              13.389 0
                      12/31/2010              13.389              15.660 0
VISR 13  1.60%
                      12/31/2008              N/A              8.633 0
                      12/31/2009              8.633              13.433 0
                      12/31/2010              13.433              15.703 0
VISR 15  2.40%
                      12/31/2008              N/A              8.126 0
                      12/31/2009              8.126              12.544 0
                      12/31/2010              12.544              14.546 0
VISR 16  2.70%
                      12/31/2008              N/A              7.965 0
                      12/31/2009              7.965              12.258 0
                      12/31/2010              12.258              14.173 0
VISR 17  2.55%
                      12/31/2008              N/A              8.045 4
                      12/31/2009              8.045              12.400 3
                      12/31/2010              12.400              14.358 3
VISR 18  2.85%
                      12/31/2008              N/A              7.886 0
                      12/31/2009              7.886              12.118 0
                      12/31/2010              12.118              13.989 0
VISR 19  2.30%
                      12/31/2008              N/A              8.181 0
                      12/31/2009              8.181              12.640 0
                      12/31/2010              12.640              14.673 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 2  1.45%
                      12/31/2007              N/A              16.624 0
                      12/31/2008              16.624              8.659 4
                      12/31/2009              8.659              13.493 1
                      12/31/2010              13.493              15.796 0
VISR 20  2.60%
                      12/31/2008              N/A              8.019 0
                      12/31/2009              8.019              12.352 0
                      12/31/2010              12.352              14.296 0
VISR 21  2.45%
                      12/31/2008              N/A              8.099 0
                      12/31/2009              8.099              12.496 1
                      12/31/2010              12.496              14.483 1
VISR 22  2.75%
                      12/31/2008              N/A              7.939 0
                      12/31/2009              7.939              12.211 0
                      12/31/2010              12.211              14.111 0
VISR 23  2.00%
                      12/31/2008              N/A              8.346 1
                      12/31/2009              8.346              12.935 1
                      12/31/2010              12.935              15.060 1
VISR 25  2.55%
                      12/31/2008              N/A              8.045 1
                      12/31/2009              8.045              12.400 0
                      12/31/2010              12.400              14.358 0
VISR 26  2.85%
                      12/31/2008              N/A              7.886 0
                      12/31/2009              7.886              12.118 0
                      12/31/2010              12.118              13.989 0
VISR 27  2.70%
                      12/31/2008              N/A              7.965 0
                      12/31/2009              7.965              12.258 0
                      12/31/2010              12.258              14.173 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 28  3.00%
                      12/31/2008              N/A              7.807 0
                      12/31/2009              7.807              11.979 0
                      12/31/2010              11.979              13.808 0
VISR 29  2.45%
                      12/31/2008              N/A              8.099 0
                      12/31/2009              8.099              12.496 0
                      12/31/2010              12.496              14.483 0
VISR 3  1.95%
                      12/31/2007              N/A              16.159 0
                      12/31/2008              16.159              8.374 1
                      12/31/2009              8.374              12.985 9
                      12/31/2010              12.985              15.126 26
VISR 30  2.75%
                      12/31/2008              N/A              7.939 0
                      12/31/2009              7.939              12.211 0
                      12/31/2010              12.211              14.111 0
VISR 31  2.60%
                      12/31/2008              N/A              8.019 0
                      12/31/2009              8.019              12.352 0
                      12/31/2010              12.352              14.296 0
VISR 32  2.90%
                      12/31/2008              N/A              7.860 0
                      12/31/2009              7.860              12.071 0
                      12/31/2010              12.071              13.929 0
VISR 33  1.70%
                      12/31/2009              N/A              13.236 0
                      12/31/2010              13.236              15.457 0
VISR 34  3.15%
                      12/31/2009              N/A              11.842 0
                      12/31/2010              11.842              13.630 0
VISR 35  2.55%
                      12/31/2009              N/A              12.400 0
                      12/31/2010              12.400              14.358 0
VISR 36  3.00%
                      12/31/2009              N/A              11.979 0
                      12/31/2010              11.979              13.808 0
VISR 39  2.05%
                      12/31/2009              N/A              12.885 0
                      12/31/2010              12.885              14.995 0
VISR 4  2.25%
                      12/31/2007              N/A              15.887 0
                      12/31/2008              15.887              8.208 0
                      12/31/2009              8.208              12.689 0
                      12/31/2010              12.689              14.737 1
VISR 5  2.10%
                      12/31/2007              N/A              16.022 0
                      12/31/2008              16.022              8.291 2
                      12/31/2009              8.291              12.836 2
                      12/31/2010              12.836              14.930 4
VISR 6  2.40%
                      12/31/2007              N/A              15.752 0
                      12/31/2008              15.752              8.126 1
                      12/31/2009              8.126              12.544 0
                      12/31/2010              12.544              14.546 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 7  1.85%
                      12/31/2008              N/A              8.430 0
                      12/31/2009              8.430              13.085 0
                      12/31/2010              13.085              15.258 0
VISR 8  2.15%
                      12/31/2008              N/A              8.263 0
                      12/31/2009              8.263              12.787 0
                      12/31/2010              12.787              14.865 0
VISR 9  2.00%
                      12/31/2008              N/A              8.346 0
                      12/31/2009              8.346              12.935 0
                      12/31/2010              12.935              15.060 2
AZL Balanced Index Strategy Fund
VISR 10  2.30%
                      12/31/2009              N/A              10.017 0
                      12/31/2010              10.017              10.817 0
VISR 11  1.55%
                      12/31/2009              N/A              10.032 79
                      12/31/2010              10.032              10.914 92
VISR 13  1.60%
                      12/31/2009              N/A              10.031 0
                      12/31/2010              10.031              10.908 0
VISR 15  2.40%
                      12/31/2009              N/A              10.015 0
                      12/31/2010              10.015              10.804 0
VISR 16  2.70%
                      12/31/2009              N/A              10.010 0
                      12/31/2010              10.010              10.766 0
VISR 17  2.55%
                      12/31/2009              N/A              10.013 0
                      12/31/2010              10.013              10.785 0
VISR 18  2.85%
                      12/31/2009              N/A              10.007 0
                      12/31/2010              10.007              10.747 0
VISR 19  2.30%
                      12/31/2009              N/A              10.017 0
                      12/31/2010              10.017              10.817 0
VISR 2  1.45%
                      12/31/2009              N/A              10.034 4
                      12/31/2010              10.034              10.927 4
VISR 20  2.60%
                      12/31/2009              N/A              10.012 0
                      12/31/2010              10.012              10.779 0
VISR 21  2.45%
                      12/31/2009              N/A              10.014 0
                      12/31/2010              10.014              10.798 0
VISR 22  2.75%
                      12/31/2009              N/A              10.009 0
                      12/31/2010              10.009              10.759 0
VISR 23  2.00%
                      12/31/2009              N/A              10.023 20
                      12/31/2010              10.023              10.856 20
VISR 25  2.55%
                      12/31/2009              N/A              10.013 0
                      12/31/2010              10.013              10.785 2

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 26  2.85%
                      12/31/2009              N/A              10.007 0
                      12/31/2010              10.007              10.747 0
VISR 27  2.70%
                      12/31/2009              N/A              10.010 2
                      12/31/2010              10.010              10.766 0
VISR 28  3.00%
                      12/31/2009              N/A              10.004 0
                      12/31/2010              10.004              10.727 0
VISR 29  2.45%
                      12/31/2009              N/A              10.014 0
                      12/31/2010              10.014              10.798 0
VISR 3  1.95%
                      12/31/2009              N/A              10.024 26
                      12/31/2010              10.024              10.863 38
VISR 30  2.75%
                      12/31/2009              N/A              10.009 0
                      12/31/2010              10.009              10.759 0
VISR 31  2.60%
                      12/31/2009              N/A              10.012 0
                      12/31/2010              10.012              10.779 0
VISR 32  2.90%
                      12/31/2009              N/A              10.006 0
                      12/31/2010              10.006              10.740 0
VISR 33  1.70%
                      12/31/2009              N/A              10.029 13
                      12/31/2010              10.029              10.895 10
VISR 34  3.15%
                      12/31/2009              N/A              10.001 0
                      12/31/2010              10.001              10.708 0
VISR 35  2.55%
                      12/31/2009              N/A              10.013 14
                      12/31/2010              10.013              10.785 18
VISR 36  3.00%
                      12/31/2009              N/A              10.004 1
                      12/31/2010              10.004              10.727 1
VISR 39  2.05%
                      12/31/2009              N/A              10.022 0
                      12/31/2010              10.022              10.850 0
VISR 4  2.25%
                      12/31/2009              N/A              10.018 19
                      12/31/2010              10.018              10.824 20
VISR 5  2.10%
                      12/31/2009              N/A              10.021 36
                      12/31/2010              10.021              10.843 40
VISR 6  2.40%
                      12/31/2009              N/A              10.015 34
                      12/31/2010              10.015              10.804 23
VISR 7  1.85%
                      12/31/2009              N/A              10.026 25
                      12/31/2010              10.026              10.876 26
VISR 8  2.15%
                      12/31/2009              N/A              10.020 0
                      12/31/2010              10.020              10.837 0
VISR 9  2.00%
                      12/31/2009              N/A              10.023 17
                      12/31/2010              10.023              10.856 17

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL BlackRock Capital Appreciation Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.958 0
                      12/31/2009              7.958              10.534 0
                      12/31/2010              10.534              12.271 0
VISR 11  1.55%
                      12/31/2008              N/A              8.180 20
                      12/31/2009              8.180              10.910 34
                      12/31/2010              10.910              12.804 35
VISR 13  1.60%
                      12/31/2008              N/A              8.165 0
                      12/31/2009              8.165              10.885 2
                      12/31/2010              10.885              12.768 2
VISR 15  2.40%
                      12/31/2008              N/A              7.929 0
                      12/31/2009              7.929              10.485 0
                      12/31/2010              10.485              12.201 0
VISR 16  2.70%
                      12/31/2008              N/A              7.842 0
                      12/31/2009              7.842              10.339 0
                      12/31/2010              10.339              11.995 0
VISR 17  2.55%
                      12/31/2008              N/A              7.885 0
                      12/31/2009              7.885              10.412 0
                      12/31/2010              10.412              12.098 0
VISR 18  2.85%
                      12/31/2008              N/A              7.798 0
                      12/31/2009              7.798              10.267 0
                      12/31/2010              10.267              11.894 0
VISR 19  2.30%
                      12/31/2008              N/A              7.958 0
                      12/31/2009              7.958              10.534 0
                      12/31/2010              10.534              12.271 0
VISR 2  1.45%
                      12/31/2007              N/A              13.092 0
                      12/31/2008              13.092              8.210 0
                      12/31/2009              8.210              10.961 1
                      12/31/2010              10.961              12.878 1
VISR 20  2.60%
                      12/31/2008              N/A              7.870 0
                      12/31/2009              7.870              10.387 0
                      12/31/2010              10.387              12.064 0
VISR 21  2.45%
                      12/31/2008              N/A              7.914 0
                      12/31/2009              7.914              10.460 0
                      12/31/2010              10.460              12.167 0
VISR 22  2.75%
                      12/31/2008              N/A              7.827 0
                      12/31/2009              7.827              10.315 0
                      12/31/2010              10.315              11.961 0
VISR 23  2.00%
                      12/31/2008              N/A              8.046 2
                      12/31/2009              8.046              10.683 2
                      12/31/2010              10.683              12.482 2
VISR 25  2.55%
                      12/31/2008              N/A              7.885 0
                      12/31/2009              7.885              10.412 0
                      12/31/2010              10.412              12.098 3

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 26  2.85%
                      12/31/2008              N/A              7.798 0
                      12/31/2009              7.798              10.267 0
                      12/31/2010              10.267              11.894 0
VISR 27  2.70%
                      12/31/2008              N/A              7.842 0
                      12/31/2009              7.842              10.339 0
                      12/31/2010              10.339              11.995 0
VISR 28  3.00%
                      12/31/2008              N/A              7.756 0
                      12/31/2009              7.756              10.196 0
                      12/31/2010              10.196              11.794 0
VISR 29  2.45%
                      12/31/2008              N/A              7.914 0
                      12/31/2009              7.914              10.460 0
                      12/31/2010              10.460              12.167 0
VISR 3  1.95%
                      12/31/2007              N/A              12.918 0
                      12/31/2008              12.918              8.061 3
                      12/31/2009              8.061              10.708 25
                      12/31/2010              10.708              12.517 49
VISR 30  2.75%
                      12/31/2008              N/A              7.827 0
                      12/31/2009              7.827              10.315 0
                      12/31/2010              10.315              11.961 0
VISR 31  2.60%
                      12/31/2008              N/A              7.870 0
                      12/31/2009              7.870              10.387 0
                      12/31/2010              10.387              12.064 0
VISR 32  2.90%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              10.243 0
                      12/31/2010              10.243              11.860 0
VISR 33  1.70%
                      12/31/2009              N/A              10.833 27
                      12/31/2010              10.833              12.696 17
VISR 34  3.15%
                      12/31/2009              N/A              10.124 0
                      12/31/2010              10.124              11.693 0
VISR 35  2.55%
                      12/31/2009              N/A              10.412 0
                      12/31/2010              10.412              12.098 0
VISR 36  3.00%
                      12/31/2009              N/A              10.196 0
                      12/31/2010              10.196              11.794 0
VISR 39  2.05%
                      12/31/2009              N/A              10.658 0
                      12/31/2010              10.658              12.447 0
VISR 4  2.25%
                      12/31/2007              N/A              12.815 0
                      12/31/2008              12.815              7.972 0
                      12/31/2009              7.972              10.559 10
                      12/31/2010              10.559              12.306 7
VISR 5  2.10%
                      12/31/2007              N/A              12.867 0
                      12/31/2008              12.867              8.016 3
                      12/31/2009              8.016              10.633 28
                      12/31/2010              10.633              12.411 35

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 6  2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 0
                      12/31/2009              7.929              10.485 4
                      12/31/2010              10.485              12.201 4
VISR 7  1.85%
                      12/31/2008              N/A              8.091 0
                      12/31/2009              8.091              10.758 7
                      12/31/2010              10.758              12.588 9
VISR 8  2.15%
                      12/31/2008              N/A              8.002 0
                      12/31/2009              8.002              10.608 1
                      12/31/2010              10.608              12.376 0
VISR 9  2.00%
                      12/31/2008              N/A              8.046 0
                      12/31/2009              8.046              10.683 8
                      12/31/2010              10.683              12.482 12
AZL Columbia Mid Cap Value Fund
VISR 10  2.30%
                      12/31/2008              N/A              4.753 0
                      12/31/2009              4.753              6.145 0
                      12/31/2010              6.145              7.366 0
VISR 11  1.55%
                      12/31/2008              N/A              4.849 0
                      12/31/2009              4.849              6.317 12
                      12/31/2010              6.317              7.629 15
VISR 13  1.60%
                      12/31/2008              N/A              4.843 0
                      12/31/2009              4.843              6.305 0
                      12/31/2010              6.305              7.611 0
VISR 15  2.40%
                      12/31/2008              N/A              4.740 0
                      12/31/2009              4.740              6.123 0
                      12/31/2010              6.123              7.332 0
VISR 16  2.70%
                      12/31/2008              N/A              4.702 0
                      12/31/2009              4.702              6.055 0
                      12/31/2010              6.055              7.230 0
VISR 17  2.55%
                      12/31/2008              N/A              4.721 0
                      12/31/2009              4.721              6.089 0
                      12/31/2010              6.089              7.280 0
VISR 18  2.85%
                      12/31/2008              N/A              4.683 0
                      12/31/2009              4.683              6.022 0
                      12/31/2010              6.022              7.179 0
VISR 19  2.30%
                      12/31/2008              N/A              4.753 10
                      12/31/2009              4.753              6.145 13
                      12/31/2010              6.145              7.366 7
VISR 2  1.45%
                      12/31/2007              N/A              10.310 0
                      12/31/2008              10.310              4.862 6
                      12/31/2009              4.862              6.340 6
                      12/31/2010              6.340              7.665 3

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 20  2.60%
                      12/31/2008              N/A              4.715 0
                      12/31/2009              4.715              6.078 0
                      12/31/2010              6.078              7.263 0
VISR 21  2.45%
                      12/31/2008              N/A              4.734 0
                      12/31/2009              4.734              6.111 0
                      12/31/2010              6.111              7.315 0
VISR 22  2.75%
                      12/31/2008              N/A              4.696 0
                      12/31/2009              4.696              6.044 0
                      12/31/2010              6.044              7.213 0
VISR 23  2.00%
                      12/31/2008              N/A              4.791 0
                      12/31/2009              4.791              6.213 0
                      12/31/2010              6.213              7.470 0
VISR 25  2.55%
                      12/31/2008              N/A              4.721 7
                      12/31/2009              4.721              6.089 0
                      12/31/2010              6.089              7.280 0
VISR 26  2.85%
                      12/31/2008              N/A              4.683 0
                      12/31/2009              4.683              6.022 0
                      12/31/2010              6.022              7.179 0
VISR 27  2.70%
                      12/31/2008              N/A              4.702 0
                      12/31/2009              4.702              6.055 0
                      12/31/2010              6.055              7.230 0
VISR 28  3.00%
                      12/31/2008              N/A              4.665 0
                      12/31/2009              4.665              5.989 0
                      12/31/2010              5.989              7.129 0
VISR 29  2.45%
                      12/31/2008              N/A              4.734 0
                      12/31/2009              4.734              6.111 0
                      12/31/2010              6.111              7.315 0
VISR 3  1.95%
                      12/31/2007              N/A              10.224 0
                      12/31/2008              10.224              4.798 14
                      12/31/2009              4.798              6.225 33
                      12/31/2010              6.225              7.488 31
VISR 30  2.75%
                      12/31/2008              N/A              4.696 0
                      12/31/2009              4.696              6.044 0
                      12/31/2010              6.044              7.213 0
VISR 31  2.60%
                      12/31/2008              N/A              4.715 0
                      12/31/2009              4.715              6.078 0
                      12/31/2010              6.078              7.263 0
VISR 32  2.90%
                      12/31/2008              N/A              4.677 0
                      12/31/2009              4.677              6.011 0
                      12/31/2010              6.011              7.162 0
VISR 33  1.70%
                      12/31/2009              N/A              6.282 9
                      12/31/2010              6.282              7.576 28

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 34  3.15%
                      12/31/2009              N/A              5.956 0
                      12/31/2010              5.956              7.079 0
VISR 35  2.55%
                      12/31/2009              N/A              6.089 0
                      12/31/2010              6.089              7.280 0
VISR 36  3.00%
                      12/31/2009              N/A              5.989 0
                      12/31/2010              5.989              7.129 0
VISR 39  2.05%
                      12/31/2009              N/A              6.202 0
                      12/31/2010              6.202              7.453 0
VISR 4  2.25%
                      12/31/2007              N/A              10.173 0
                      12/31/2008              10.173              4.759 8
                      12/31/2009              4.759              6.156 52
                      12/31/2010              6.156              7.383 9
VISR 5  2.10%
                      12/31/2007              N/A              10.198 0
                      12/31/2008              10.198              4.778 4
                      12/31/2009              4.778              6.191 6
                      12/31/2010              6.191              7.435 14
VISR 6  2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 0
                      12/31/2009              4.740              6.123 0
                      12/31/2010              6.123              7.332 0
VISR 7  1.85%
                      12/31/2008              N/A              4.810 0
                      12/31/2009              4.810              6.248 0
                      12/31/2010              6.248              7.523 1
VISR 8  2.15%
                      12/31/2008              N/A              4.772 0
                      12/31/2009              4.772              6.179 0
                      12/31/2010              6.179              7.418 0
VISR 9  2.00%
                      12/31/2008              N/A              4.791 1
                      12/31/2009              4.791              6.213 2
                      12/31/2010              6.213              7.470 7
AZL Columbia Small Cap Value Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.987 0
                      12/31/2009              7.987              9.733 0
                      12/31/2010              9.733              11.978 0
VISR 11  1.55%
                      12/31/2008              N/A              8.271 1
                      12/31/2009              8.271              10.155 5
                      12/31/2010              10.155              12.592 5
VISR 13  1.60%
                      12/31/2008              N/A              8.253 0
                      12/31/2009              8.253              10.127 1
                      12/31/2010              10.127              12.551 1
VISR 15  2.40%
                      12/31/2008              N/A              7.950 0
                      12/31/2009              7.950              9.678 0
                      12/31/2010              9.678              11.898 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 16  2.70%
                      12/31/2008              N/A              7.839 0
                      12/31/2009              7.839              9.514 0
                      12/31/2010              9.514              11.662 0
VISR 17  2.55%
                      12/31/2008              N/A              7.894 0
                      12/31/2009              7.894              9.596 0
                      12/31/2010              9.596              11.779 0
VISR 18  2.85%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              9.434 0
                      12/31/2010              9.434              11.546 0
VISR 19  2.30%
                      12/31/2008              N/A              7.987 0
                      12/31/2009              7.987              9.733 0
                      12/31/2010              9.733              11.978 0
VISR 2  1.45%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              8.311 0
                      12/31/2009              8.311              10.214 0
                      12/31/2010              10.214              12.677 0
VISR 20  2.60%
                      12/31/2008              N/A              7.876 0
                      12/31/2009              7.876              9.568 0
                      12/31/2010              9.568              11.740 0
VISR 21  2.45%
                      12/31/2008              N/A              7.931 0
                      12/31/2009              7.931              9.650 0
                      12/31/2010              9.650              11.858 0
VISR 22  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.487 0
                      12/31/2010              9.487              11.623 0
VISR 23  2.00%
                      12/31/2008              N/A              8.100 0
                      12/31/2009              8.100              9.900 0
                      12/31/2010              9.900              12.220 0
VISR 25  2.55%
                      12/31/2008              N/A              7.894 2
                      12/31/2009              7.894              9.596 1
                      12/31/2010              9.596              11.779 3
VISR 26  2.85%
                      12/31/2008              N/A              7.784 0
                      12/31/2009              7.784              9.434 0
                      12/31/2010              9.434              11.546 0
VISR 27  2.70%
                      12/31/2008              N/A              7.839 0
                      12/31/2009              7.839              9.514 0
                      12/31/2010              9.514              11.662 0
VISR 28  3.00%
                      12/31/2008              N/A              7.730 2
                      12/31/2009              7.730              9.354 2
                      12/31/2010              9.354              11.432 2
VISR 29  2.45%
                      12/31/2008              N/A              7.931 0
                      12/31/2009              7.931              9.650 0
                      12/31/2010              9.650              11.858 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 3  1.95%
                      12/31/2007              N/A              12.191 0
                      12/31/2008              12.191              8.119 6
                      12/31/2009              8.119              9.928 13
                      12/31/2010              9.928              12.261 12
VISR 30  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.487 0
                      12/31/2010              9.487              11.623 0
VISR 31  2.60%
                      12/31/2008              N/A              7.876 0
                      12/31/2009              7.876              9.568 0
                      12/31/2010              9.568              11.740 0
VISR 32  2.90%
                      12/31/2008              N/A              7.766 0
                      12/31/2009              7.766              9.407 0
                      12/31/2010              9.407              11.507 0
VISR 33  1.70%
                      12/31/2009              N/A              10.069 1
                      12/31/2010              10.069              12.467 1
VISR 34  3.15%
                      12/31/2009              N/A              9.275 0
                      12/31/2010              9.275              11.317 0
VISR 35  2.55%
                      12/31/2009              N/A              9.596 0
                      12/31/2010              9.596              11.779 0
VISR 36  3.00%
                      12/31/2009              N/A              9.354 0
                      12/31/2010              9.354              11.432 0
VISR 39  2.05%
                      12/31/2009              N/A              9.872 0
                      12/31/2010              9.872              12.180 0
VISR 4  2.25%
                      12/31/2007              N/A              12.057 0
                      12/31/2008              12.057              8.006 0
                      12/31/2009              8.006              9.760 0
                      12/31/2010              9.760              12.018 0
VISR 5  2.10%
                      12/31/2007              N/A              12.124 0
                      12/31/2008              12.124              8.062 3
                      12/31/2009              8.062              9.844 7
                      12/31/2010              9.844              12.139 9
VISR 6  2.40%
                      12/31/2007              N/A              11.991 0
                      12/31/2008              11.991              7.950 0
                      12/31/2009              7.950              9.678 0
                      12/31/2010              9.678              11.898 0
VISR 7  1.85%
                      12/31/2008              N/A              8.157 0
                      12/31/2009              8.157              9.984 0
                      12/31/2010              9.984              12.343 0
VISR 8  2.15%
                      12/31/2008              N/A              8.043 0
                      12/31/2009              8.043              9.816 1
                      12/31/2010              9.816              12.098 1

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 9  2.00%
                      12/31/2008              N/A              8.100 0
                      12/31/2009              8.100              9.900 0
                      12/31/2010              9.900              12.220 0
AZL Davis NY Venture Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.456 0
                      12/31/2009              7.456              9.605 0
                      12/31/2010              9.605              10.517 0
VISR 11  1.55%
                      12/31/2008              N/A              7.867 26
                      12/31/2009              7.867              10.211 38
                      12/31/2010              10.211              11.265 39
VISR 13  1.60%
                      12/31/2008              N/A              7.732 0
                      12/31/2009              7.732              10.031 1
                      12/31/2010              10.031              11.061 1
VISR 15  2.40%
                      12/31/2008              N/A              7.402 1
                      12/31/2009              7.402              9.527 2
                      12/31/2010              9.527              10.421 1
VISR 16  2.70%
                      12/31/2008              N/A              7.245 0
                      12/31/2009              7.245              9.296 0
                      12/31/2010              9.296              10.139 0
VISR 17  2.55%
                      12/31/2008              N/A              7.323 0
                      12/31/2009              7.323              9.411 0
                      12/31/2010              9.411              10.279 0
VISR 18  2.85%
                      12/31/2008              N/A              7.167 0
                      12/31/2009              7.167              9.183 0
                      12/31/2010              9.183              10.000 0
VISR 19  2.30%
                      12/31/2008              N/A              7.456 0
                      12/31/2009              7.456              9.605 0
                      12/31/2010              9.605              10.517 0
VISR 2  1.45%
                      12/31/2007              N/A              13.513 0
                      12/31/2008              13.513              7.924 14
                      12/31/2009              7.924              10.296 18
                      12/31/2010              10.296              11.370 14
VISR 20  2.60%
                      12/31/2008              N/A              7.297 0
                      12/31/2009              7.297              9.373 0
                      12/31/2010              9.373              10.232 0
VISR 21  2.45%
                      12/31/2008              N/A              7.376 0
                      12/31/2009              7.376              9.488 0
                      12/31/2010              9.488              10.374 0
VISR 22  2.75%
                      12/31/2008              N/A              7.219 0
                      12/31/2009              7.219              9.259 0
                      12/31/2010              9.259              10.092 0
VISR 23  2.00%
                      12/31/2008              N/A              7.618 3
                      12/31/2009              7.618              9.843 6
                      12/31/2010              9.843              10.811 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 25  2.55%
                      12/31/2008              N/A              7.323 4
                      12/31/2009              7.323              9.411 0
                      12/31/2010              9.411              10.279 0
VISR 26  2.85%
                      12/31/2008              N/A              7.167 0
                      12/31/2009              7.167              9.183 0
                      12/31/2010              9.183              10.000 0
VISR 27  2.70%
                      12/31/2008              N/A              7.245 1
                      12/31/2009              7.245              9.296 1
                      12/31/2010              9.296              10.139 1
VISR 28  3.00%
                      12/31/2008              N/A              7.091 0
                      12/31/2009              7.091              9.072 0
                      12/31/2010              9.072              9.864 0
VISR 29  2.45%
                      12/31/2008              N/A              7.376 0
                      12/31/2009              7.376              9.488 0
                      12/31/2010              9.488              10.374 0
VISR 3  1.95%
                      12/31/2007              N/A              13.103 0
                      12/31/2008              13.103              7.645 22
                      12/31/2009              7.645              9.884 47
                      12/31/2010              9.884              10.860 55
VISR 30  2.75%
                      12/31/2008              N/A              7.219 0
                      12/31/2009              7.219              9.259 0
                      12/31/2010              9.259              10.092 0
VISR 31  2.60%
                      12/31/2008              N/A              7.297 0
                      12/31/2009              7.297              9.373 0
                      12/31/2010              9.373              10.232 0
VISR 32  2.90%
                      12/31/2008              N/A              7.142 0
                      12/31/2009              7.142              9.146 0
                      12/31/2010              9.146              9.954 0
VISR 33  1.70%
                      12/31/2009              N/A              10.087 4
                      12/31/2010              10.087              11.112 12
VISR 34  3.15%
                      12/31/2009              N/A              8.961 0
                      12/31/2010              8.961              9.729 0
VISR 35  2.55%
                      12/31/2009              N/A              9.411 0
                      12/31/2010              9.411              10.279 0
VISR 36  3.00%
                      12/31/2009              N/A              9.072 0
                      12/31/2010              9.072              9.864 0
VISR 39  2.05%
                      12/31/2009              N/A              9.804 0
                      12/31/2010              9.804              10.762 0
VISR 4  2.25%
                      12/31/2007              N/A              12.863 0
                      12/31/2008              12.863              7.482 30
                      12/31/2009              7.482              9.644 73
                      12/31/2010              9.644              10.566 5

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 5  2.10%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              7.563 18
                      12/31/2009              7.563              9.763 30
                      12/31/2010              9.763              10.712 35
VISR 6  2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 15
                      12/31/2009              7.402              9.527 18
                      12/31/2010              9.527              10.421 15
VISR 7  1.85%
                      12/31/2008              N/A              7.700 5
                      12/31/2009              7.700              9.965 5
                      12/31/2010              9.965              10.960 9
VISR 8  2.15%
                      12/31/2008              N/A              7.536 0
                      12/31/2009              7.536              9.724 0
                      12/31/2010              9.724              10.663 0
VISR 9  2.00%
                      12/31/2008              N/A              7.618 1
                      12/31/2009              7.618              9.843 2
                      12/31/2010              9.843              10.811 4
AZL Dreyfus Equity Growth Fund
VISR 10  2.30%
                      12/31/2008              N/A              6.219 0
                      12/31/2009              6.219              8.191 0
                      12/31/2010              8.191              9.839 1
VISR 11  1.55%
                      12/31/2008              N/A              6.563 0
                      12/31/2009              6.563              8.708 0
                      12/31/2010              8.708              10.539 0
VISR 13  1.60%
                      12/31/2008              N/A              6.372 0
                      12/31/2009              6.372              8.451 0
                      12/31/2010              8.451              10.223 0
VISR 15  2.40%
                      12/31/2008              N/A              6.175 1
                      12/31/2009              6.175              8.124 1
                      12/31/2010              8.124              9.750 0
VISR 16  2.70%
                      12/31/2008              N/A              6.044 0
                      12/31/2009              6.044              7.927 0
                      12/31/2010              7.927              9.485 0
VISR 17  2.55%
                      12/31/2008              N/A              6.109 0
                      12/31/2009              6.109              8.025 0
                      12/31/2010              8.025              9.617 0
VISR 18  2.85%
                      12/31/2008              N/A              5.979 0
                      12/31/2009              5.979              7.831 0
                      12/31/2010              7.831              9.356 0
VISR 19  2.30%
                      12/31/2008              N/A              6.219 0
                      12/31/2009              6.219              8.191 0
                      12/31/2010              8.191              9.839 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 2  1.45%
                      12/31/2007              N/A              11.491 0
                      12/31/2008              11.491              6.610 9
                      12/31/2009              6.610              8.780 13
                      12/31/2010              8.780              10.637 9
VISR 20  2.60%
                      12/31/2008              N/A              6.087 0
                      12/31/2009              6.087              7.992 0
                      12/31/2010              7.992              9.573 0
VISR 21  2.45%
                      12/31/2008              N/A              6.153 0
                      12/31/2009              6.153              8.091 0
                      12/31/2010              8.091              9.705 0
VISR 22  2.75%
                      12/31/2008              N/A              6.022 0
                      12/31/2009              6.022              7.895 0
                      12/31/2010              7.895              9.442 0
VISR 23  2.00%
                      12/31/2008              N/A              6.355 0
                      12/31/2009              6.355              8.394 0
                      12/31/2010              8.394              10.114 0
VISR 25  2.55%
                      12/31/2008              N/A              6.109 3
                      12/31/2009              6.109              8.025 0
                      12/31/2010              8.025              9.617 0
VISR 26  2.85%
                      12/31/2008              N/A              5.979 0
                      12/31/2009              5.979              7.831 0
                      12/31/2010              7.831              9.356 0
VISR 27  2.70%
                      12/31/2008              N/A              6.044 0
                      12/31/2009              6.044              7.927 0
                      12/31/2010              7.927              9.485 0
VISR 28  3.00%
                      12/31/2008              N/A              5.916 3
                      12/31/2009              5.916              7.736 3
                      12/31/2010              7.736              9.229 3
VISR 29  2.45%
                      12/31/2008              N/A              6.153 0
                      12/31/2009              6.153              8.091 0
                      12/31/2010              8.091              9.705 0
VISR 3  1.95%
                      12/31/2007              N/A              11.142 0
                      12/31/2008              11.142              6.377 0
                      12/31/2009              6.377              8.428 3
                      12/31/2010              8.428              10.160 12
VISR 30  2.75%
                      12/31/2008              N/A              6.022 0
                      12/31/2009              6.022              7.895 0
                      12/31/2010              7.895              9.442 0
VISR 31  2.60%
                      12/31/2008              N/A              6.087 0
                      12/31/2009              6.087              7.992 0
                      12/31/2010              7.992              9.573 0
VISR 32  2.90%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.799 0
                      12/31/2010              7.799              9.313 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 33  1.70%
                      12/31/2009              N/A              8.602 0
                      12/31/2010              8.602              10.395 0
VISR 34  3.15%
                      12/31/2009              N/A              7.642 0
                      12/31/2010              7.642              9.102 0
VISR 35  2.55%
                      12/31/2009              N/A              8.025 0
                      12/31/2010              8.025              9.617 0
VISR 36  3.00%
                      12/31/2009              N/A              7.736 0
                      12/31/2010              7.736              9.229 0
VISR 39  2.05%
                      12/31/2009              N/A              8.360 0
                      12/31/2010              8.360              10.068 0
VISR 4  2.25%
                      12/31/2007              N/A              10.938 0
                      12/31/2008              10.938              6.242 0
                      12/31/2009              6.242              8.224 0
                      12/31/2010              8.224              9.885 1
VISR 5  2.10%
                      12/31/2007              N/A              11.039 0
                      12/31/2008              11.039              6.309 4
                      12/31/2009              6.309              8.326 4
                      12/31/2010              8.326              10.022 6
VISR 6  2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 3
                      12/31/2009              6.175              8.124 3
                      12/31/2010              8.124              9.750 5
VISR 7  1.85%
                      12/31/2008              N/A              6.423 0
                      12/31/2009              6.423              8.497 0
                      12/31/2010              8.497              10.254 0
VISR 8  2.15%
                      12/31/2008              N/A              6.287 0
                      12/31/2009              6.287              8.292 0
                      12/31/2010              8.292              9.976 0
VISR 9  2.00%
                      12/31/2008              N/A              6.355 2
                      12/31/2009              6.355              8.394 2
                      12/31/2010              8.394              10.114 1
AZL Eaton Vance Large Cap Value Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.274 0
                      12/31/2009              7.274              8.994 0
                      12/31/2010              8.994              9.653 0
VISR 11  1.55%
                      12/31/2008              N/A              7.705 2
                      12/31/2009              7.705              9.599 6
                      12/31/2010              9.599              10.380 6
VISR 13  1.60%
                      12/31/2008              N/A              7.559 0
                      12/31/2009              7.559              9.413 0
                      12/31/2010              9.413              10.173 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 15  2.40%
                      12/31/2008              N/A              7.218 0
                      12/31/2009              7.218              8.916 0
                      12/31/2010              8.916              9.560 0
VISR 16  2.70%
                      12/31/2008              N/A              7.054 0
                      12/31/2009              7.054              8.687 0
                      12/31/2010              8.687              9.286 0
VISR 17  2.55%
                      12/31/2008              N/A              7.135 0
                      12/31/2009              7.135              8.801 0
                      12/31/2010              8.801              9.422 0
VISR 18  2.85%
                      12/31/2008              N/A              6.973 0
                      12/31/2009              6.973              8.575 0
                      12/31/2010              8.575              9.153 0
VISR 19  2.30%
                      12/31/2008              N/A              7.274 0
                      12/31/2009              7.274              8.994 0
                      12/31/2010              8.994              9.653 0
VISR 2  1.45%
                      12/31/2007              N/A              12.344 0
                      12/31/2008              12.344              7.764 0
                      12/31/2009              7.764              9.682 1
                      12/31/2010              9.682              10.481 1
VISR 20  2.60%
                      12/31/2008              N/A              7.108 0
                      12/31/2009              7.108              8.763 0
                      12/31/2010              8.763              9.377 0
VISR 21  2.45%
                      12/31/2008              N/A              7.190 0
                      12/31/2009              7.190              8.878 0
                      12/31/2010              8.878              9.514 0
VISR 22  2.75%
                      12/31/2008              N/A              7.026 0
                      12/31/2009              7.026              8.649 0
                      12/31/2010              8.649              9.242 0
VISR 23  2.00%
                      12/31/2008              N/A              7.443 0
                      12/31/2009              7.443              9.231 0
                      12/31/2010              9.231              9.937 0
VISR 25  2.55%
                      12/31/2008              N/A              7.135 0
                      12/31/2009              7.135              8.801 0
                      12/31/2010              8.801              9.422 0
VISR 26  2.85%
                      12/31/2008              N/A              6.973 0
                      12/31/2009              6.973              8.575 0
                      12/31/2010              8.575              9.153 0
VISR 27  2.70%
                      12/31/2008              N/A              7.054 0
                      12/31/2009              7.054              8.687 0
                      12/31/2010              8.687              9.286 0
VISR 28  3.00%
                      12/31/2008              N/A              6.893 0
                      12/31/2009              6.893              8.464 0
                      12/31/2010              8.464              9.021 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 29  2.45%
                      12/31/2008              N/A              7.190 0
                      12/31/2009              7.190              8.878 0
                      12/31/2010              8.878              9.514 0
VISR 3  1.95%
                      12/31/2007              N/A              11.939 0
                      12/31/2008              11.939              7.472 0
                      12/31/2009              7.472              9.271 5
                      12/31/2010              9.271              9.986 9
VISR 30  2.75%
                      12/31/2008              N/A              7.026 0
                      12/31/2009              7.026              8.649 0
                      12/31/2010              8.649              9.242 0
VISR 31  2.60%
                      12/31/2008              N/A              7.108 0
                      12/31/2009              7.108              8.763 0
                      12/31/2010              8.763              9.377 0
VISR 32  2.90%
                      12/31/2008              N/A              6.946 0
                      12/31/2009              6.946              8.538 0
                      12/31/2010              8.538              9.108 0
VISR 33  1.70%
                      12/31/2009              N/A              9.475 3
                      12/31/2010              9.475              10.230 3
VISR 34  3.15%
                      12/31/2009              N/A              8.354 0
                      12/31/2010              8.354              8.891 0
VISR 35  2.55%
                      12/31/2009              N/A              8.801 0
                      12/31/2010              8.801              9.422 0
VISR 36  3.00%
                      12/31/2009              N/A              8.464 0
                      12/31/2010              8.464              9.021 0
VISR 39  2.05%
                      12/31/2009              N/A              9.191 0
                      12/31/2010              9.191              9.889 0
VISR 4  2.25%
                      12/31/2007              N/A              11.703 0
                      12/31/2008              11.703              7.301 0
                      12/31/2009              7.301              9.033 0
                      12/31/2010              9.033              9.700 0
VISR 5  2.10%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              7.386 2
                      12/31/2009              7.386              9.151 2
                      12/31/2010              9.151              9.842 1
VISR 6  2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 0
                      12/31/2009              7.218              8.916 2
                      12/31/2010              8.916              9.560 2
VISR 7  1.85%
                      12/31/2008              N/A              7.529 2
                      12/31/2009              7.529              9.352 2
                      12/31/2010              9.352              10.083 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 8  2.15%
                      12/31/2008              N/A              7.358 0
                      12/31/2009              7.358              9.112 0
                      12/31/2010              9.112              9.794 0
VISR 9  2.00%
                      12/31/2008              N/A              7.443 3
                      12/31/2009              7.443              9.231 6
                      12/31/2010              9.231              9.937 4
AZL Franklin Small Cap Value Fund
VISR 10  2.30%
                      12/31/2008              N/A              10.857 0
                      12/31/2009              10.857              13.858 0
                      12/31/2010              13.858              17.214 1
VISR 11  1.55%
                      12/31/2008              N/A              11.329 10
                      12/31/2009              11.329              14.570 14
                      12/31/2010              14.570              18.234 13
VISR 13  1.60%
                      12/31/2008              N/A              11.297 0
                      12/31/2009              11.297              14.521 0
                      12/31/2010              14.521              18.165 0
VISR 15  2.40%
                      12/31/2008              N/A              10.795 0
                      12/31/2009              10.795              13.766 0
                      12/31/2010              13.766              17.082 0
VISR 16  2.70%
                      12/31/2008              N/A              10.613 0
                      12/31/2009              10.613              13.493 0
                      12/31/2010              13.493              16.693 0
VISR 17  2.55%
                      12/31/2008              N/A              10.704 3
                      12/31/2009              10.704              13.629 3
                      12/31/2010              13.629              16.887 3
VISR 18  2.85%
                      12/31/2008              N/A              10.523 1
                      12/31/2009              10.523              13.358 1
                      12/31/2010              13.358              16.502 1
VISR 19  2.30%
                      12/31/2008              N/A              10.857 0
                      12/31/2009              10.857              13.858 0
                      12/31/2010              13.858              17.214 0
VISR 2  1.45%
                      12/31/2007              N/A              17.445 0
                      12/31/2008              17.445              11.393 7
                      12/31/2009              11.393              14.667 7
                      12/31/2010              14.667              18.375 3
VISR 20  2.60%
                      12/31/2008              N/A              10.673 0
                      12/31/2009              10.673              13.583 0
                      12/31/2010              13.583              16.822 0
VISR 21  2.45%
                      12/31/2008              N/A              10.765 0
                      12/31/2009              10.765              13.720 1
                      12/31/2010              13.720              17.017 1
VISR 22  2.75%
                      12/31/2008              N/A              10.583 0
                      12/31/2009              10.583              13.448 0
                      12/31/2010              13.448              16.629 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 23  2.00%
                      12/31/2008              N/A              11.043 2
                      12/31/2009              11.043              14.138 3
                      12/31/2010              14.138              17.615 2
VISR 25  2.55%
                      12/31/2008              N/A              10.704 2
                      12/31/2009              10.704              13.629 0
                      12/31/2010              13.629              16.887 0
VISR 26  2.85%
                      12/31/2008              N/A              10.523 0
                      12/31/2009              10.523              13.358 0
                      12/31/2010              13.358              16.502 0
VISR 27  2.70%
                      12/31/2008              N/A              10.613 0
                      12/31/2009              10.613              13.493 0
                      12/31/2010              13.493              16.693 0
VISR 28  3.00%
                      12/31/2008              N/A              10.434 0
                      12/31/2009              10.434              13.225 0
                      12/31/2010              13.225              16.313 0
VISR 29  2.45%
                      12/31/2008              N/A              10.765 0
                      12/31/2009              10.765              13.720 0
                      12/31/2010              13.720              17.017 0
VISR 3  1.95%
                      12/31/2007              N/A              17.042 0
                      12/31/2008              17.042              11.075 0
                      12/31/2009              11.075              14.186 5
                      12/31/2010              14.186              17.683 10
VISR 30  2.75%
                      12/31/2008              N/A              10.583 0
                      12/31/2009              10.583              13.448 0
                      12/31/2010              13.448              16.629 0
VISR 31  2.60%
                      12/31/2008              N/A              10.673 0
                      12/31/2009              10.673              13.583 0
                      12/31/2010              13.583              16.822 0
VISR 32  2.90%
                      12/31/2008              N/A              10.493 0
                      12/31/2009              10.493              13.314 0
                      12/31/2010              13.314              16.439 0
VISR 33  1.70%
                      12/31/2009              N/A              14.425 8
                      12/31/2010              14.425              18.026 7
VISR 34  3.15%
                      12/31/2009              N/A              13.093 0
                      12/31/2010              13.093              16.127 0
VISR 35  2.55%
                      12/31/2009              N/A              13.629 0
                      12/31/2010              13.629              16.887 0
VISR 36  3.00%
                      12/31/2009              N/A              13.225 0
                      12/31/2010              13.225              16.313 0
VISR 39  2.05%
                      12/31/2009              N/A              14.091 0
                      12/31/2010              14.091              17.548 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 4  2.25%
                      12/31/2007              N/A              16.804 0
                      12/31/2008              16.804              10.888 0
                      12/31/2009              10.888              13.904 12
                      12/31/2010              13.904              17.280 1
VISR 5  2.10%
                      12/31/2007              N/A              16.923 0
                      12/31/2008              16.923              10.981 4
                      12/31/2009              10.981              14.044 6
                      12/31/2010              14.044              17.480 10
VISR 6  2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 2
                      12/31/2009              10.795              13.766 2
                      12/31/2010              13.766              17.082 5
VISR 7  1.85%
                      12/31/2008              N/A              11.138 1
                      12/31/2009              11.138              14.281 1
                      12/31/2010              14.281              17.819 2
VISR 8  2.15%
                      12/31/2008              N/A              10.950 0
                      12/31/2009              10.950              13.998 0
                      12/31/2010              13.998              17.413 0
VISR 9  2.00%
                      12/31/2008              N/A              11.043 1
                      12/31/2009              11.043              14.138 2
                      12/31/2010              14.138              17.615 2
AZL Franklin Templeton Founding Strategy Plus Fund
VISR 10  2.30%
                      12/31/2009              N/A              10.200 0
                      12/31/2010              10.200              10.967 0
VISR 11  1.55%
                      12/31/2009              N/A              10.215 0
                      12/31/2010              10.215              11.066 0
VISR 13  1.60%
                      12/31/2009              N/A              10.214 0
                      12/31/2010              10.214              11.059 0
VISR 15  2.40%
                      12/31/2009              N/A              10.198 0
                      12/31/2010              10.198              10.954 0
VISR 16  2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 0
VISR 17  2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 0
VISR 18  2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 0
VISR 19  2.30%
                      12/31/2009              N/A              10.200 0
                      12/31/2010              10.200              10.967 0
VISR 2  1.45%
                      12/31/2009              N/A              10.217 0
                      12/31/2010              10.217              11.079 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 20  2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 0
VISR 21  2.45%
                      12/31/2009              N/A              10.197 0
                      12/31/2010              10.197              10.948 0
VISR 22  2.75%
                      12/31/2009              N/A              10.191 0
                      12/31/2010              10.191              10.909 0
VISR 23  2.00%
                      12/31/2009              N/A              10.206 0
                      12/31/2010              10.206              11.006 0
VISR 25  2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 0
VISR 26  2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 0
VISR 27  2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 0
VISR 28  3.00%
                      12/31/2009              N/A              10.187 0
                      12/31/2010              10.187              10.876 0
VISR 29  2.45%
                      12/31/2009              N/A              10.197 0
                      12/31/2010              10.197              10.948 0
VISR 3  1.95%
                      12/31/2009              N/A              10.207 0
                      12/31/2010              10.207              11.013 0
VISR 30  2.75%
                      12/31/2009              N/A              10.191 0
                      12/31/2010              10.191              10.909 0
VISR 31  2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 0
VISR 32  2.90%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.889 0
VISR 33  1.70%
                      12/31/2009              N/A              10.212 0
                      12/31/2010              10.212              11.046 0
VISR 34  3.15%
                      12/31/2009              N/A              10.184 0
                      12/31/2010              10.184              10.857 0
VISR 35  2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 0
VISR 36  3.00%
                      12/31/2009              N/A              10.187 0
                      12/31/2010              10.187              10.876 0
VISR 39  2.05%
                      12/31/2009              N/A              10.205 0
                      12/31/2010              10.205              11.000 0
VISR 4  2.25%
                      12/31/2009              N/A              10.201 0
                      12/31/2010              10.201              10.974 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 5  2.10%
                      12/31/2009              N/A              10.204 1
                      12/31/2010              10.204              10.993 1
VISR 6  2.40%
                      12/31/2009              N/A              10.198 0
                      12/31/2010              10.198              10.954 0
VISR 7  1.85%
                      12/31/2009              N/A              10.209 0
                      12/31/2010              10.209              11.026 1
VISR 8  2.15%
                      12/31/2009              N/A              10.203 0
                      12/31/2010              10.203              10.987 0
VISR 9  2.00%
                      12/31/2009              N/A              10.206 0
                      12/31/2010              10.206              11.006 0
AZL Fusion Balanced Fund
VISR 10  2.30%
                      12/31/2008              N/A              8.390 0
                      12/31/2009              8.390              10.389 0
                      12/31/2010              10.389              11.277 0
VISR 11  1.55%
                      12/31/2008              N/A              8.624 77
                      12/31/2009              8.624              10.760 118
                      12/31/2010              10.760              11.767 131
VISR 13  1.60%
                      12/31/2008              N/A              8.609 0
                      12/31/2009              8.609              10.735 0
                      12/31/2010              10.735              11.734 0
VISR 15  2.40%
                      12/31/2008              N/A              8.359 0
                      12/31/2009              8.359              10.341 10
                      12/31/2010              10.341              11.213 10
VISR 16  2.70%
                      12/31/2008              N/A              8.267 0
                      12/31/2009              8.267              10.197 0
                      12/31/2010              10.197              11.024 0
VISR 17  2.55%
                      12/31/2008              N/A              8.313 0
                      12/31/2009              8.313              10.269 0
                      12/31/2010              10.269              11.118 0
VISR 18  2.85%
                      12/31/2008              N/A              8.222 0
                      12/31/2009              8.222              10.125 0
                      12/31/2010              10.125              10.930 0
VISR 19  2.30%
                      12/31/2008              N/A              8.390 3
                      12/31/2009              8.390              10.389 6
                      12/31/2010              10.389              11.277 0
VISR 2  1.45%
                      12/31/2007              N/A              12.105 4
                      12/31/2008              12.105              8.656 71
                      12/31/2009              8.656              10.811 76
                      12/31/2010              10.811              11.835 62
VISR 20  2.60%
                      12/31/2008              N/A              8.298 0
                      12/31/2009              8.298              10.245 0
                      12/31/2010              10.245              11.087 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 21  2.45%
                      12/31/2008              N/A              8.344 0
                      12/31/2009              8.344              10.317 0
                      12/31/2010              10.317              11.181 0
VISR 22  2.75%
                      12/31/2008              N/A              8.252 0
                      12/31/2009              8.252              10.173 0
                      12/31/2010              10.173              10.993 0
VISR 23  2.00%
                      12/31/2008              N/A              8.483 6
                      12/31/2009              8.483              10.536 15
                      12/31/2010              10.536              11.471 22
VISR 25  2.55%
                      12/31/2008              N/A              8.313 0
                      12/31/2009              8.313              10.269 0
                      12/31/2010              10.269              11.118 0
VISR 26  2.85%
                      12/31/2008              N/A              8.222 0
                      12/31/2009              8.222              10.125 0
                      12/31/2010              10.125              10.930 0
VISR 27  2.70%
                      12/31/2008              N/A              8.267 0
                      12/31/2009              8.267              10.197 0
                      12/31/2010              10.197              11.024 0
VISR 28  3.00%
                      12/31/2008              N/A              8.177 0
                      12/31/2009              8.177              10.056 0
                      12/31/2010              10.056              10.839 0
VISR 29  2.45%
                      12/31/2008              N/A              8.344 0
                      12/31/2009              8.344              10.317 0
                      12/31/2010              10.317              11.181 0
VISR 3  1.95%
                      12/31/2007              N/A              11.944 0
                      12/31/2008              11.944              8.499 49
                      12/31/2009              8.499              10.561 60
                      12/31/2010              10.561              11.503 123
VISR 30  2.75%
                      12/31/2008              N/A              8.252 0
                      12/31/2009              8.252              10.173 0
                      12/31/2010              10.173              10.993 0
VISR 31  2.60%
                      12/31/2008              N/A              8.298 0
                      12/31/2009              8.298              10.245 0
                      12/31/2010              10.245              11.087 0
VISR 32  2.90%
                      12/31/2008              N/A              8.207 0
                      12/31/2009              8.207              10.102 0
                      12/31/2010              10.102              10.899 0
VISR 33  1.70%
                      12/31/2009              N/A              10.685 103
                      12/31/2010              10.685              11.667 129
VISR 34  3.15%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.746 0
VISR 35  2.55%
                      12/31/2009              N/A              10.269 15
                      12/31/2010              10.269              11.118 21

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 36  3.00%
                      12/31/2009              N/A              10.056 0
                      12/31/2010              10.056              10.839 0
VISR 39  2.05%
                      12/31/2009              N/A              10.512 0
                      12/31/2010              10.512              11.439 0
VISR 4  2.25%
                      12/31/2007              N/A              11.849 0
                      12/31/2008              11.849              8.405 46
                      12/31/2009              8.405              10.414 138
                      12/31/2010              10.414              11.309 157
VISR 5  2.10%
                      12/31/2007              N/A              11.897 0
                      12/31/2008              11.897              8.452 24
                      12/31/2009              8.452              10.487 130
                      12/31/2010              10.487              11.406 178
VISR 6  2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 5
                      12/31/2009              8.359              10.341 70
                      12/31/2010              10.341              11.213 79
VISR 7  1.85%
                      12/31/2008              N/A              8.530 9
                      12/31/2009              8.530              10.610 46
                      12/31/2010              10.610              11.569 64
VISR 8  2.15%
                      12/31/2008              N/A              8.436 0
                      12/31/2009              8.436              10.462 0
                      12/31/2010              10.462              11.374 0
VISR 9  2.00%
                      12/31/2008              N/A              8.483 0
                      12/31/2009              8.483              10.536 2
                      12/31/2010              10.536              11.471 16
AZL Fusion Conservative Fund
VISR 10  2.30%
                      12/31/2009              N/A              10.136 0
                      12/31/2010              10.136              10.992 0
VISR 11  1.55%
                      12/31/2009              N/A              10.151 0
                      12/31/2010              10.151              11.091 0
VISR 13  1.60%
                      12/31/2009              N/A              10.150 0
                      12/31/2010              10.150              11.084 0
VISR 15  2.40%
                      12/31/2009              N/A              10.134 0
                      12/31/2010              10.134              10.979 0
VISR 16  2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 0
VISR 17  2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 0
VISR 18  2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 0
VISR 19  2.30%
                      12/31/2009              N/A              10.136 0
                      12/31/2010              10.136              10.992 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 2  1.45%
                      12/31/2009              N/A              10.153 0
                      12/31/2010              10.153              11.104 0
VISR 20  2.60%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.953 0
VISR 21  2.45%
                      12/31/2009              N/A              10.133 0
                      12/31/2010              10.133              10.972 0
VISR 22  2.75%
                      12/31/2009              N/A              10.128 0
                      12/31/2010              10.128              10.933 0
VISR 23  2.00%
                      12/31/2009              N/A              10.142 0
                      12/31/2010              10.142              11.031 0
VISR 25  2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 0
VISR 26  2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 0
VISR 27  2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 0
VISR 28  3.00%
                      12/31/2009              N/A              10.123 0
                      12/31/2010              10.123              10.901 0
VISR 29  2.45%
                      12/31/2009              N/A              10.133 0
                      12/31/2010              10.133              10.972 0
VISR 3  1.95%
                      12/31/2009              N/A              10.143 0
                      12/31/2010              10.143              11.038 0
VISR 30  2.75%
                      12/31/2009              N/A              10.128 0
                      12/31/2010              10.128              10.933 0
VISR 31  2.60%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.953 0
VISR 32  2.90%
                      12/31/2009              N/A              10.125 0
                      12/31/2010              10.125              10.914 0
VISR 33  1.70%
                      12/31/2009              N/A              10.148 0
                      12/31/2010              10.148              11.071 0
VISR 34  3.15%
                      12/31/2009              N/A              10.120 0
                      12/31/2010              10.120              10.881 0
VISR 35  2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 6
VISR 36  3.00%
                      12/31/2009              N/A              10.123 0
                      12/31/2010              10.123              10.901 0
VISR 39  2.05%
                      12/31/2009              N/A              10.141 0
                      12/31/2010              10.141              11.025 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 4  2.25%
                      12/31/2009              N/A              10.137 0
                      12/31/2010              10.137              10.999 0
VISR 5  2.10%
                      12/31/2009              N/A              10.140 0
                      12/31/2010              10.140              11.018 28
VISR 6  2.40%
                      12/31/2009              N/A              10.134 0
                      12/31/2010              10.134              10.979 0
VISR 7  1.85%
                      12/31/2009              N/A              10.145 0
                      12/31/2010              10.145              11.051 0
VISR 8  2.15%
                      12/31/2009              N/A              10.139 0
                      12/31/2010              10.139              11.012 0
VISR 9  2.00%
                      12/31/2009              N/A              10.142 0
                      12/31/2010              10.142              11.031 0
AZL Fusion Growth Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.464 0
                      12/31/2009              7.464              9.642 0
                      12/31/2010              9.642              10.639 0
VISR 11  1.55%
                      12/31/2008              N/A              7.672 16
                      12/31/2009              7.672              9.986 14
                      12/31/2010              9.986              11.101 14
VISR 13  1.60%
                      12/31/2008              N/A              7.658 0
                      12/31/2009              7.658              9.963 0
                      12/31/2010              9.963              11.071 0
VISR 15  2.40%
                      12/31/2008              N/A              7.436 0
                      12/31/2009              7.436              9.597 0
                      12/31/2010              9.597              10.579 0
VISR 16  2.70%
                      12/31/2008              N/A              7.355 0
                      12/31/2009              7.355              9.464 0
                      12/31/2010              9.464              10.400 0
VISR 17  2.55%
                      12/31/2008              N/A              7.395 0
                      12/31/2009              7.395              9.530 0
                      12/31/2010              9.530              10.489 0
VISR 18  2.85%
                      12/31/2008              N/A              7.314 0
                      12/31/2009              7.314              9.398 0
                      12/31/2010              9.398              10.312 0
VISR 19  2.30%
                      12/31/2008              N/A              7.464 0
                      12/31/2009              7.464              9.642 0
                      12/31/2010              9.642              10.639 0
VISR 2  1.45%
                      12/31/2007              N/A              12.796 0
                      12/31/2008              12.796              7.701 46
                      12/31/2009              7.701              10.034 69
                      12/31/2010              10.034              11.165 41

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 20  2.60%
                      12/31/2008              N/A              7.382 0
                      12/31/2009              7.382              9.508 0
                      12/31/2010              9.508              10.459 0
VISR 21  2.45%
                      12/31/2008              N/A              7.423 0
                      12/31/2009              7.423              9.575 0
                      12/31/2010              9.575              10.549 0
VISR 22  2.75%
                      12/31/2008              N/A              7.341 0
                      12/31/2009              7.341              9.442 0
                      12/31/2010              9.442              10.371 0
VISR 23  2.00%
                      12/31/2008              N/A              7.547 0
                      12/31/2009              7.547              9.779 0
                      12/31/2010              9.779              10.822 0
VISR 25  2.55%
                      12/31/2008              N/A              7.395 0
                      12/31/2009              7.395              9.530 0
                      12/31/2010              9.530              10.489 0
VISR 26  2.85%
                      12/31/2008              N/A              7.314 0
                      12/31/2009              7.314              9.398 0
                      12/31/2010              9.398              10.312 0
VISR 27  2.70%
                      12/31/2008              N/A              7.355 0
                      12/31/2009              7.355              9.464 0
                      12/31/2010              9.464              10.400 0
VISR 28  3.00%
                      12/31/2008              N/A              7.275 0
                      12/31/2009              7.275              9.333 0
                      12/31/2010              9.333              10.226 0
VISR 29  2.45%
                      12/31/2008              N/A              7.423 0
                      12/31/2009              7.423              9.575 0
                      12/31/2010              9.575              10.549 0
VISR 3  1.95%
                      12/31/2007              N/A              12.626 0
                      12/31/2008              12.626              7.560 102
                      12/31/2009              7.560              9.802 114
                      12/31/2010              9.802              10.853 179
VISR 30  2.75%
                      12/31/2008              N/A              7.341 0
                      12/31/2009              7.341              9.442 0
                      12/31/2010              9.442              10.371 0
VISR 31  2.60%
                      12/31/2008              N/A              7.382 0
                      12/31/2009              7.382              9.508 0
                      12/31/2010              9.508              10.459 0
VISR 32  2.90%
                      12/31/2008              N/A              7.301 0
                      12/31/2009              7.301              9.376 0
                      12/31/2010              9.376              10.283 0
VISR 33  1.70%
                      12/31/2009              N/A              9.916 14
                      12/31/2010              9.916              11.007 12

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 34  3.15%
                      12/31/2009              N/A              9.267 0
                      12/31/2010              9.267              10.138 0
VISR 35  2.55%
                      12/31/2009              N/A              9.530 3
                      12/31/2010              9.530              10.489 0
VISR 36  3.00%
                      12/31/2009              N/A              9.333 0
                      12/31/2010              9.333              10.226 0
VISR 39  2.05%
                      12/31/2009              N/A              9.756 0
                      12/31/2010              9.756              10.792 0
VISR 4  2.25%
                      12/31/2007              N/A              12.525 0
                      12/31/2008              12.525              7.477 117
                      12/31/2009              7.477              9.665 143
                      12/31/2010              9.665              10.669 108
VISR 5  2.10%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              7.519 85
                      12/31/2009              7.519              9.733 146
                      12/31/2010              9.733              10.761 276
VISR 6  2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 2
                      12/31/2009              7.436              9.597 20
                      12/31/2010              9.597              10.579 49
VISR 7  1.85%
                      12/31/2008              N/A              7.588 8
                      12/31/2009              7.588              9.848 26
                      12/31/2010              9.848              10.914 25
VISR 8  2.15%
                      12/31/2008              N/A              7.505 0
                      12/31/2009              7.505              9.710 0
                      12/31/2010              9.710              10.730 2
VISR 9  2.00%
                      12/31/2008              N/A              7.547 6
                      12/31/2009              7.547              9.779 9
                      12/31/2010              9.779              10.822 14
AZL Fusion Moderate Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.952 0
                      12/31/2009              7.952              10.057 0
                      12/31/2010              10.057              10.983 0
VISR 11  1.55%
                      12/31/2008              N/A              8.174 7
                      12/31/2009              8.174              10.416 7
                      12/31/2010              10.416              11.460 7
VISR 13  1.60%
                      12/31/2008              N/A              8.159 0
                      12/31/2009              8.159              10.392 0
                      12/31/2010              10.392              11.428 0
VISR 15  2.40%
                      12/31/2008              N/A              7.923 1
                      12/31/2009              7.923              10.011 1
                      12/31/2010              10.011              10.921 1

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 16  2.70%
                      12/31/2008              N/A              7.836 0
                      12/31/2009              7.836              9.871 0
                      12/31/2010              9.871              10.736 0
VISR 17  2.55%
                      12/31/2008              N/A              7.879 0
                      12/31/2009              7.879              9.941 52
                      12/31/2010              9.941              10.828 52
VISR 18  2.85%
                      12/31/2008              N/A              7.793 0
                      12/31/2009              7.793              9.802 0
                      12/31/2010              9.802              10.645 0
VISR 19  2.30%
                      12/31/2008              N/A              7.952 0
                      12/31/2009              7.952              10.057 0
                      12/31/2010              10.057              10.983 0
VISR 2  1.45%
                      12/31/2007              N/A              12.379 0
                      12/31/2008              12.379              8.204 9
                      12/31/2009              8.204              10.465 108
                      12/31/2010              10.465              11.526 103
VISR 20  2.60%
                      12/31/2008              N/A              7.865 0
                      12/31/2009              7.865              9.917 0
                      12/31/2010              9.917              10.798 0
VISR 21  2.45%
                      12/31/2008              N/A              7.908 0
                      12/31/2009              7.908              9.987 0
                      12/31/2010              9.987              10.890 0
VISR 22  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.848 0
                      12/31/2010              9.848              10.706 0
VISR 23  2.00%
                      12/31/2008              N/A              8.040 0
                      12/31/2009              8.040              10.200 0
                      12/31/2010              10.200              11.172 0
VISR 25  2.55%
                      12/31/2008              N/A              7.879 0
                      12/31/2009              7.879              9.941 0
                      12/31/2010              9.941              10.828 0
VISR 26  2.85%
                      12/31/2008              N/A              7.793 0
                      12/31/2009              7.793              9.802 0
                      12/31/2010              9.802              10.645 0
VISR 27  2.70%
                      12/31/2008              N/A              7.836 0
                      12/31/2009              7.836              9.871 0
                      12/31/2010              9.871              10.736 2
VISR 28  3.00%
                      12/31/2008              N/A              7.750 0
                      12/31/2009              7.750              9.734 0
                      12/31/2010              9.734              10.556 0
VISR 29  2.45%
                      12/31/2008              N/A              7.908 0
                      12/31/2009              7.908              9.987 0
                      12/31/2010              9.987              10.890 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 3  1.95%
                      12/31/2007              N/A              12.215 0
                      12/31/2008              12.215              8.055 73
                      12/31/2009              8.055              10.223 72
                      12/31/2010              10.223              11.203 119
VISR 30  2.75%
                      12/31/2008              N/A              7.821 0
                      12/31/2009              7.821              9.848 0
                      12/31/2010              9.848              10.706 0
VISR 31  2.60%
                      12/31/2008              N/A              7.865 0
                      12/31/2009              7.865              9.917 0
                      12/31/2010              9.917              10.798 0
VISR 32  2.90%
                      12/31/2008              N/A              7.778 0
                      12/31/2009              7.778              9.779 0
                      12/31/2010              9.779              10.615 0
VISR 33  1.70%
                      12/31/2009              N/A              10.343 23
                      12/31/2010              10.343              11.363 32
VISR 34  3.15%
                      12/31/2009              N/A              9.666 0
                      12/31/2010              9.666              10.466 0
VISR 35  2.55%
                      12/31/2009              N/A              9.941 17
                      12/31/2010              9.941              10.828 21
VISR 36  3.00%
                      12/31/2009              N/A              9.734 0
                      12/31/2010              9.734              10.556 0
VISR 39  2.05%
                      12/31/2009              N/A              10.176 0
                      12/31/2010              10.176              11.140 0
VISR 4  2.25%
                      12/31/2007              N/A              12.117 0
                      12/31/2008              12.117              7.966 4
                      12/31/2009              7.966              10.081 369
                      12/31/2010              10.081              11.014 437
VISR 5  2.10%
                      12/31/2007              N/A              12.166 0
                      12/31/2008              12.166              8.011 204
                      12/31/2009              8.011              10.152 561
                      12/31/2010              10.152              11.108 578
VISR 6  2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 2
                      12/31/2009              7.923              10.011 203
                      12/31/2010              10.011              10.921 172
VISR 7  1.85%
                      12/31/2008              N/A              8.085 49
                      12/31/2009              8.085              10.271 50
                      12/31/2010              10.271              11.267 58
VISR 8  2.15%
                      12/31/2008              N/A              7.996 0
                      12/31/2009              7.996              10.128 0
                      12/31/2010              10.128              11.077 64

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 9  2.00%
                      12/31/2008              N/A              8.040 0
                      12/31/2009              8.040              10.200 14
                      12/31/2010              10.200              11.172 42
AZL Gateway Fund
VISR 10  2.30%
                      12/31/2010              N/A              10.041 0
VISR 11  1.55%
                      12/31/2010              N/A              10.092 0
VISR 13  1.60%
                      12/31/2010              N/A              10.089 0
VISR 15  2.40%
                      12/31/2010              N/A              10.034 0
VISR 16  2.70%
                      12/31/2010              N/A              10.014 0
VISR 17  2.55%
                      12/31/2010              N/A              10.024 0
VISR 18  2.85%
                      12/31/2010              N/A              10.004 0
VISR 19  2.30%
                      12/31/2010              N/A              10.041 0
VISR 2  1.45%
                      12/31/2010              N/A              10.099 0
VISR 20  2.60%
                      12/31/2010              N/A              10.021 0
VISR 21  2.45%
                      12/31/2010              N/A              10.031 0
VISR 22  2.75%
                      12/31/2010              N/A              10.011 0
VISR 23  2.00%
                      12/31/2010              N/A              10.061 0
VISR 25  2.55%
                      12/31/2010              N/A              10.024 0
VISR 26  2.85%
                      12/31/2010              N/A              10.004 0
VISR 27  2.70%
                      12/31/2010              N/A              10.014 0
VISR 28  3.00%
                      12/31/2010              N/A              9.994 0
VISR 29  2.45%
                      12/31/2010              N/A              10.031 0
VISR 3  1.95%
                      12/31/2010              N/A              10.065 4
VISR 30  2.75%
                      12/31/2010              N/A              10.011 0
VISR 31  2.60%
                      12/31/2010              N/A              10.021 0
VISR 32  2.90%
                      12/31/2010              N/A              10.001 0
VISR 33  1.70%
                      12/31/2010              N/A              10.082 0
VISR 34  3.15%
                      12/31/2010              N/A              9.984 0
VISR 35  2.55%
                      12/31/2010              N/A              10.024 0
VISR 36  3.00%
                      12/31/2010              N/A              9.994 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 39  2.05%
                      12/31/2010              N/A              10.058 0
VISR 4  2.25%
                      12/31/2010              N/A              10.044 0
VISR 5  2.10%
                      12/31/2010              N/A              10.055 0
VISR 6  2.40%
                      12/31/2010              N/A              10.034 0
VISR 7  1.85%
                      12/31/2010              N/A              10.072 1
VISR 8  2.15%
                      12/31/2010              N/A              10.051 0
VISR 9  2.00%
                      12/31/2010              N/A              10.061 0
AZL Growth Index Strategy Fund
VISR 10  2.30%
                      12/31/2009              N/A              10.049 0
                      12/31/2010              10.049              11.139 0
VISR 11  1.55%
                      12/31/2009              N/A              10.064 10
                      12/31/2010              10.064              11.239 14
VISR 13  1.60%
                      12/31/2009              N/A              10.063 0
                      12/31/2010              10.063              11.232 0
VISR 15  2.40%
                      12/31/2009              N/A              10.047 1
                      12/31/2010              10.047              11.125 1
VISR 16  2.70%
                      12/31/2009              N/A              10.042 0
                      12/31/2010              10.042              11.086 0
VISR 17  2.55%
                      12/31/2009              N/A              10.045 0
                      12/31/2010              10.045              11.105 0
VISR 18  2.85%
                      12/31/2009              N/A              10.039 0
                      12/31/2010              10.039              11.066 0
VISR 19  2.30%
                      12/31/2009              N/A              10.049 0
                      12/31/2010              10.049              11.139 0
VISR 2  1.45%
                      12/31/2009              N/A              10.066 48
                      12/31/2010              10.066              11.252 14
VISR 20  2.60%
                      12/31/2009              N/A              10.044 0
                      12/31/2010              10.044              11.099 0
VISR 21  2.45%
                      12/31/2009              N/A              10.046 0
                      12/31/2010              10.046              11.119 0
VISR 22  2.75%
                      12/31/2009              N/A              10.041 0
                      12/31/2010              10.041              11.079 0
VISR 23  2.00%
                      12/31/2009              N/A              10.055 0
                      12/31/2010              10.055              11.179 0
VISR 25  2.55%
                      12/31/2009              N/A              10.045 0
                      12/31/2010              10.045              11.105 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 26  2.85%
                      12/31/2009              N/A              10.039 0
                      12/31/2010              10.039              11.066 0
VISR 27  2.70%
                      12/31/2009              N/A              10.042 0
                      12/31/2010              10.042              11.086 0
VISR 28  3.00%
                      12/31/2009              N/A              10.036 0
                      12/31/2010              10.036              11.046 0
VISR 29  2.45%
                      12/31/2009              N/A              10.046 0
                      12/31/2010              10.046              11.119 0
VISR 3  1.95%
                      12/31/2009              N/A              10.056 66
                      12/31/2010              10.056              11.185 101
VISR 30  2.75%
                      12/31/2009              N/A              10.041 0
                      12/31/2010              10.041              11.079 0
VISR 31  2.60%
                      12/31/2009              N/A              10.044 0
                      12/31/2010              10.044              11.099 0
VISR 32  2.90%
                      12/31/2009              N/A              10.038 0
                      12/31/2010              10.038              11.059 0
VISR 33  1.70%
                      12/31/2009              N/A              10.061 6
                      12/31/2010              10.061              11.219 5
VISR 34  3.15%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              11.026 0
VISR 35  2.55%
                      12/31/2009              N/A              10.045 0
                      12/31/2010              10.045              11.105 0
VISR 36  3.00%
                      12/31/2009              N/A              10.036 4
                      12/31/2010              10.036              11.046 4
VISR 39  2.05%
                      12/31/2009              N/A              10.054 0
                      12/31/2010              10.054              11.172 0
VISR 4  2.25%
                      12/31/2009              N/A              10.050 5
                      12/31/2010              10.050              11.145 76
VISR 5  2.10%
                      12/31/2009              N/A              10.053 65
                      12/31/2010              10.053              11.165 90
VISR 6  2.40%
                      12/31/2009              N/A              10.047 3
                      12/31/2010              10.047              11.125 34
VISR 7  1.85%
                      12/31/2009              N/A              10.058 27
                      12/31/2010              10.058              11.199 29
VISR 8  2.15%
                      12/31/2009              N/A              10.052 0
                      12/31/2010              10.052              11.159 0
VISR 9  2.00%
                      12/31/2009              N/A              10.055 36
                      12/31/2010              10.055              11.179 44

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL International Index Fund
VISR 10  2.30%
                      12/31/2009              N/A              9.744 0
                      12/31/2010              9.744              10.200 0
VISR 11  1.55%
                      12/31/2009              N/A              9.758 1
                      12/31/2010              9.758              10.291 1
VISR 13  1.60%
                      12/31/2009              N/A              9.757 0
                      12/31/2010              9.757              10.285 0
VISR 15  2.40%
                      12/31/2009              N/A              9.742 0
                      12/31/2010              9.742              10.188 0
VISR 16  2.70%
                      12/31/2009              N/A              9.736 0
                      12/31/2010              9.736              10.151 0
VISR 17  2.55%
                      12/31/2009              N/A              9.739 0
                      12/31/2010              9.739              10.170 0
VISR 18  2.85%
                      12/31/2009              N/A              9.733 0
                      12/31/2010              9.733              10.133 0
VISR 19  2.30%
                      12/31/2009              N/A              9.744 0
                      12/31/2010              9.744              10.200 0
VISR 2  1.45%
                      12/31/2009              N/A              9.760 0
                      12/31/2010              9.760              10.304 0
VISR 20  2.60%
                      12/31/2009              N/A              9.738 0
                      12/31/2010              9.738              10.163 0
VISR 21  2.45%
                      12/31/2009              N/A              9.741 0
                      12/31/2010              9.741              10.182 0
VISR 22  2.75%
                      12/31/2009              N/A              9.735 0
                      12/31/2010              9.735              10.145 0
VISR 23  2.00%
                      12/31/2009              N/A              9.749 0
                      12/31/2010              9.749              10.236 0
VISR 25  2.55%
                      12/31/2009              N/A              9.739 0
                      12/31/2010              9.739              10.170 0
VISR 26  2.85%
                      12/31/2009              N/A              9.733 0
                      12/31/2010              9.733              10.133 0
VISR 27  2.70%
                      12/31/2009              N/A              9.736 0
                      12/31/2010              9.736              10.151 0
VISR 28  3.00%
                      12/31/2009              N/A              9.731 0
                      12/31/2010              9.731              10.115 0
VISR 29  2.45%
                      12/31/2009              N/A              9.741 0
                      12/31/2010              9.741              10.182 0
VISR 3  1.95%
                      12/31/2009              N/A              9.750 17
                      12/31/2010              9.750              10.243 38

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 30  2.75%
                      12/31/2009              N/A              9.735 0
                      12/31/2010              9.735              10.145 0
VISR 31  2.60%
                      12/31/2009              N/A              9.738 0
                      12/31/2010              9.738              10.163 0
VISR 32  2.90%
                      12/31/2009              N/A              9.732 0
                      12/31/2010              9.732              10.127 0
VISR 33  1.70%
                      12/31/2009              N/A              9.755 0
                      12/31/2010              9.755              10.273 0
VISR 34  3.15%
                      12/31/2009              N/A              9.728 0
                      12/31/2010              9.728              10.097 0
VISR 35  2.55%
                      12/31/2009              N/A              9.739 0
                      12/31/2010              9.739              10.170 0
VISR 36  3.00%
                      12/31/2009              N/A              9.731 0
                      12/31/2010              9.731              10.115 0
VISR 39  2.05%
                      12/31/2009              N/A              9.748 0
                      12/31/2010              9.748              10.230 0
VISR 4  2.25%
                      12/31/2009              N/A              9.745 4
                      12/31/2010              9.745              10.206 4
VISR 5  2.10%
                      12/31/2009              N/A              9.747 1
                      12/31/2010              9.747              10.224 4
VISR 6  2.40%
                      12/31/2009              N/A              9.742 1
                      12/31/2010              9.742              10.188 1
VISR 7  1.85%
                      12/31/2009              N/A              9.752 1
                      12/31/2010              9.752              10.255 3
VISR 8  2.15%
                      12/31/2009              N/A              9.746 0
                      12/31/2010              9.746              10.218 0
VISR 9  2.00%
                      12/31/2009              N/A              9.749 0
                      12/31/2010              9.749              10.236 2
AZL Invesco Equity and Income Fund
VISR 10  2.30%
                      12/31/2008              N/A              9.230 0
                      12/31/2009              9.230              11.081 0
                      12/31/2010              11.081              12.101 0
VISR 11  1.55%
                      12/31/2008              N/A              9.559 0
                      12/31/2009              9.559              11.562 1
                      12/31/2010              11.562              12.721 1
VISR 13  1.60%
                      12/31/2008              N/A              9.537 0
                      12/31/2009              9.537              11.530 0
                      12/31/2010              11.530              12.679 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 15  2.40%
                      12/31/2008              N/A              9.187 0
                      12/31/2009              9.187              11.018 0
                      12/31/2010              11.018              12.020 0
VISR 16  2.70%
                      12/31/2008              N/A              9.059 0
                      12/31/2009              9.059              10.832 0
                      12/31/2010              10.832              11.782 0
VISR 17  2.55%
                      12/31/2008              N/A              9.123 0
                      12/31/2009              9.123              10.925 1
                      12/31/2010              10.925              11.900 16
VISR 18  2.85%
                      12/31/2008              N/A              8.996 0
                      12/31/2009              8.996              10.740 0
                      12/31/2010              10.740              11.664 0
VISR 19  2.30%
                      12/31/2008              N/A              9.230 0
                      12/31/2009              9.230              11.081 0
                      12/31/2010              11.081              12.101 0
VISR 2  1.45%
                      12/31/2007              N/A              12.808 0
                      12/31/2008              12.808              9.604 9
                      12/31/2009              9.604              11.629 5
                      12/31/2010              11.629              12.807 0
VISR 20  2.60%
                      12/31/2008              N/A              9.101 0
                      12/31/2009              9.101              10.894 0
                      12/31/2010              10.894              11.861 0
VISR 21  2.45%
                      12/31/2008              N/A              9.165 0
                      12/31/2009              9.165              10.987 0
                      12/31/2010              10.987              11.980 0
VISR 22  2.75%
                      12/31/2008              N/A              9.038 0
                      12/31/2009              9.038              10.802 0
                      12/31/2010              10.802              11.742 0
VISR 23  2.00%
                      12/31/2008              N/A              9.360 2
                      12/31/2009              9.360              11.271 2
                      12/31/2010              11.271              12.345 0
VISR 25  2.55%
                      12/31/2008              N/A              9.123 0
                      12/31/2009              9.123              10.925 0
                      12/31/2010              10.925              11.900 2
VISR 26  2.85%
                      12/31/2008              N/A              8.996 0
                      12/31/2009              8.996              10.740 0
                      12/31/2010              10.740              11.664 0
VISR 27  2.70%
                      12/31/2008              N/A              9.059 0
                      12/31/2009              9.059              10.832 0
                      12/31/2010              10.832              11.782 0
VISR 28  3.00%
                      12/31/2008              N/A              8.934 0
                      12/31/2009              8.934              10.650 0
                      12/31/2010              10.650              11.549 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 29  2.45%
                      12/31/2008              N/A              9.165 0
                      12/31/2009              9.165              10.987 0
                      12/31/2010              10.987              11.980 0
VISR 3  1.95%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              9.382 3
                      12/31/2009              9.382              11.303 4
                      12/31/2010              11.303              12.387 11
VISR 30  2.75%
                      12/31/2008              N/A              9.038 0
                      12/31/2009              9.038              10.802 0
                      12/31/2010              10.802              11.742 0
VISR 31  2.60%
                      12/31/2008              N/A              9.101 0
                      12/31/2009              9.101              10.894 0
                      12/31/2010              10.894              11.861 0
VISR 32  2.90%
                      12/31/2008              N/A              8.975 0
                      12/31/2009              8.975              10.710 0
                      12/31/2010              10.710              11.625 0
VISR 33  1.70%
                      12/31/2009              N/A              11.464 6
                      12/31/2010              11.464              12.594 4
VISR 34  3.15%
                      12/31/2009              N/A              10.560 0
                      12/31/2010              10.560              11.434 0
VISR 35  2.55%
                      12/31/2009              N/A              10.925 19
                      12/31/2010              10.925              11.900 16
VISR 36  3.00%
                      12/31/2009              N/A              10.650 0
                      12/31/2010              10.650              11.549 0
VISR 39  2.05%
                      12/31/2009              N/A              11.240 0
                      12/31/2010              11.240              12.305 0
VISR 4  2.25%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              9.252 1
                      12/31/2009              9.252              11.112 59
                      12/31/2010              11.112              12.141 80
VISR 5  2.10%
                      12/31/2007              N/A              12.506 0
                      12/31/2008              12.506              9.317 1
                      12/31/2009              9.317              11.207 87
                      12/31/2010              11.207              12.263 95
VISR 6  2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 0
                      12/31/2009              9.187              11.018 8
                      12/31/2010              11.018              12.020 4
VISR 7  1.85%
                      12/31/2008              N/A              9.426 1
                      12/31/2009              9.426              11.368 1
                      12/31/2010              11.368              12.470 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 8  2.15%
                      12/31/2008              N/A              9.295 0
                      12/31/2009              9.295              11.176 0
                      12/31/2010              11.176              12.222 5
VISR 9  2.00%
                      12/31/2008              N/A              9.360 0
                      12/31/2009              9.360              11.271 2
                      12/31/2010              11.271              12.345 0
AZL Invesco Growth and Income Fund
VISR 10  2.30%
                      12/31/2008              N/A              8.830 0
                      12/31/2009              8.830              10.670 0
                      12/31/2010              10.670              11.717 0
VISR 11  1.55%
                      12/31/2008              N/A              9.354 2
                      12/31/2009              9.354              11.387 11
                      12/31/2010              11.387              12.599 15
VISR 13  1.60%
                      12/31/2008              N/A              9.226 0
                      12/31/2009              9.226              11.227 0
                      12/31/2010              11.227              12.415 0
VISR 15  2.40%
                      12/31/2008              N/A              8.763 0
                      12/31/2009              8.763              10.578 0
                      12/31/2010              10.578              11.604 0
VISR 16  2.70%
                      12/31/2008              N/A              8.563 0
                      12/31/2009              8.563              10.306 0
                      12/31/2010              10.306              11.272 0
VISR 17  2.55%
                      12/31/2008              N/A              8.662 0
                      12/31/2009              8.662              10.441 15
                      12/31/2010              10.441              11.437 0
VISR 18  2.85%
                      12/31/2008              N/A              8.465 0
                      12/31/2009              8.465              10.173 0
                      12/31/2010              10.173              11.110 0
VISR 19  2.30%
                      12/31/2008              N/A              8.830 0
                      12/31/2009              8.830              10.670 0
                      12/31/2010              10.670              11.717 0
VISR 2  1.45%
                      12/31/2007              N/A              14.244 0
                      12/31/2008              14.244              9.426 0
                      12/31/2009              9.426              11.487 1
                      12/31/2010              11.487              12.722 1
VISR 20  2.60%
                      12/31/2008              N/A              8.629 0
                      12/31/2009              8.629              10.396 0
                      12/31/2010              10.396              11.382 0
VISR 21  2.45%
                      12/31/2008              N/A              8.729 0
                      12/31/2009              8.729              10.532 0
                      12/31/2010              10.532              11.548 0
VISR 22  2.75%
                      12/31/2008              N/A              8.530 0
                      12/31/2009              8.530              10.261 0
                      12/31/2010              10.261              11.218 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 23  2.00%
                      12/31/2008              N/A              9.036 2
                      12/31/2009              9.036              10.951 3
                      12/31/2010              10.951              12.062 3
VISR 25  2.55%
                      12/31/2008              N/A              8.662 0
                      12/31/2009              8.662              10.441 0
                      12/31/2010              10.441              11.437 3
VISR 26  2.85%
                      12/31/2008              N/A              8.465 0
                      12/31/2009              8.465              10.173 0
                      12/31/2010              10.173              11.110 0
VISR 27  2.70%
                      12/31/2008              N/A              8.563 0
                      12/31/2009              8.563              10.306 0
                      12/31/2010              10.306              11.272 0
VISR 28  3.00%
                      12/31/2008              N/A              8.368 2
                      12/31/2009              8.368              10.041 2
                      12/31/2010              10.041              10.950 2
VISR 29  2.45%
                      12/31/2008              N/A              8.729 0
                      12/31/2009              8.729              10.532 0
                      12/31/2010              10.532              11.548 0
VISR 3  1.95%
                      12/31/2007              N/A              13.776 0
                      12/31/2008              13.776              9.071 1
                      12/31/2009              9.071              10.999 4
                      12/31/2010              10.999              12.121 8
VISR 30  2.75%
                      12/31/2008              N/A              8.530 0
                      12/31/2009              8.530              10.261 0
                      12/31/2010              10.261              11.218 0
VISR 31  2.60%
                      12/31/2008              N/A              8.629 0
                      12/31/2009              8.629              10.396 0
                      12/31/2010              10.396              11.382 0
VISR 32  2.90%
                      12/31/2008              N/A              8.433 0
                      12/31/2009              8.433              10.128 0
                      12/31/2010              10.128              11.056 0
VISR 33  1.70%
                      12/31/2009              N/A              11.240 13
                      12/31/2010              11.240              12.418 11
VISR 34  3.15%
                      12/31/2009              N/A              9.911 0
                      12/31/2010              9.911              10.792 0
VISR 35  2.55%
                      12/31/2009              N/A              10.441 0
                      12/31/2010              10.441              11.437 0
VISR 36  3.00%
                      12/31/2009              N/A              10.041 0
                      12/31/2010              10.041              10.950 0
VISR 39  2.05%
                      12/31/2009              N/A              10.904 0
                      12/31/2010              10.904              12.004 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 4  2.25%
                      12/31/2007              N/A              13.503 0
                      12/31/2008              13.503              8.864 3
                      12/31/2009              8.864              10.716 3
                      12/31/2010              10.716              11.774 1
VISR 5  2.10%
                      12/31/2007              N/A              13.639 0
                      12/31/2008              13.639              8.967 1
                      12/31/2009              8.967              10.857 2
                      12/31/2010              10.857              11.946 3
VISR 6  2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 0
                      12/31/2009              8.763              10.578 0
                      12/31/2010              10.578              11.604 0
VISR 7  1.85%
                      12/31/2008              N/A              9.141 2
                      12/31/2009              9.141              11.095 4
                      12/31/2010              11.095              12.239 4
VISR 8  2.15%
                      12/31/2008              N/A              8.932 0
                      12/31/2009              8.932              10.810 1
                      12/31/2010              10.810              11.888 0
VISR 9  2.00%
                      12/31/2008              N/A              9.036 3
                      12/31/2009              9.036              10.951 3
                      12/31/2010              10.951              12.062 3
AZL Invesco International Equity Fund
VISR 10  2.30%
                      12/31/2008              N/A              10.770 0
                      12/31/2009              10.770              14.138 0
                      12/31/2010              14.138              15.547 0
VISR 11  1.55%
                      12/31/2008              N/A              11.324 20
                      12/31/2009              11.324              14.976 22
                      12/31/2010              14.976              16.593 23
VISR 13  1.60%
                      12/31/2008              N/A              11.281 0
                      12/31/2009              11.281              14.913 0
                      12/31/2010              14.913              16.514 0
VISR 15  2.40%
                      12/31/2008              N/A              10.699 0
                      12/31/2009              10.699              14.030 0
                      12/31/2010              14.030              15.413 0
VISR 16  2.70%
                      12/31/2008              N/A              10.487 0
                      12/31/2009              10.487              13.711 0
                      12/31/2010              13.711              15.017 0
VISR 17  2.55%
                      12/31/2008              N/A              10.592 0
                      12/31/2009              10.592              13.870 0
                      12/31/2010              13.870              15.213 0
VISR 18  2.85%
                      12/31/2008              N/A              10.382 0
                      12/31/2009              10.382              13.554 0
                      12/31/2010              13.554              14.822 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 19  2.30%
                      12/31/2008              N/A              10.770 0
                      12/31/2009              10.770              14.138 3
                      12/31/2010              14.138              15.547 0
VISR 2  1.45%
                      12/31/2007              N/A              19.774 0
                      12/31/2008              19.774              11.399 1
                      12/31/2009              11.399              15.092 2
                      12/31/2010              15.092              16.737 2
VISR 20  2.60%
                      12/31/2008              N/A              10.557 0
                      12/31/2009              10.557              13.817 0
                      12/31/2010              13.817              15.148 0
VISR 21  2.45%
                      12/31/2008              N/A              10.663 0
                      12/31/2009              10.663              13.977 0
                      12/31/2010              13.977              15.346 0
VISR 22  2.75%
                      12/31/2008              N/A              10.452 0
                      12/31/2009              10.452              13.658 0
                      12/31/2010              13.658              14.952 0
VISR 23  2.00%
                      12/31/2008              N/A              10.988 0
                      12/31/2009              10.988              14.468 0
                      12/31/2010              14.468              15.957 0
VISR 25  2.55%
                      12/31/2008              N/A              10.592 0
                      12/31/2009              10.592              13.870 0
                      12/31/2010              13.870              15.213 0
VISR 26  2.85%
                      12/31/2008              N/A              10.382 0
                      12/31/2009              10.382              13.554 0
                      12/31/2010              13.554              14.822 0
VISR 27  2.70%
                      12/31/2008              N/A              10.487 0
                      12/31/2009              10.487              13.711 0
                      12/31/2010              13.711              15.017 0
VISR 28  3.00%
                      12/31/2008              N/A              10.279 0
                      12/31/2009              10.279              13.399 0
                      12/31/2010              13.399              14.631 0
VISR 29  2.45%
                      12/31/2008              N/A              10.663 0
                      12/31/2009              10.663              13.977 0
                      12/31/2010              13.977              15.346 0
VISR 3  1.95%
                      12/31/2007              N/A              19.221 0
                      12/31/2008              19.221              11.025 8
                      12/31/2009              11.025              14.524 27
                      12/31/2010              14.524              16.027 36
VISR 30  2.75%
                      12/31/2008              N/A              10.452 0
                      12/31/2009              10.452              13.658 0
                      12/31/2010              13.658              14.952 0
VISR 31  2.60%
                      12/31/2008              N/A              10.557 0
                      12/31/2009              10.557              13.817 0
                      12/31/2010              13.817              15.148 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 32  2.90%
                      12/31/2008              N/A              10.347 0
                      12/31/2009              10.347              13.502 0
                      12/31/2010              13.502              14.758 0
VISR 33  1.70%
                      12/31/2009              N/A              14.805 16
                      12/31/2010              14.805              16.378 13
VISR 34  3.15%
                      12/31/2009              N/A              13.245 0
                      12/31/2010              13.245              14.442 0
VISR 35  2.55%
                      12/31/2009              N/A              13.870 0
                      12/31/2010              13.870              15.213 0
VISR 36  3.00%
                      12/31/2009              N/A              13.399 0
                      12/31/2010              13.399              14.631 0
VISR 39  2.05%
                      12/31/2009              N/A              14.412 0
                      12/31/2010              14.412              15.888 0
VISR 4  2.25%
                      12/31/2007              N/A              18.897 0
                      12/31/2008              18.897              10.806 22
                      12/31/2009              10.806              14.193 28
                      12/31/2010              14.193              15.615 5
VISR 5  2.10%
                      12/31/2007              N/A              19.058 0
                      12/31/2008              19.058              10.915 3
                      12/31/2009              10.915              14.357 7
                      12/31/2010              14.357              15.819 24
VISR 6  2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 6
                      12/31/2009              10.699              14.030 6
                      12/31/2010              14.030              15.413 2
VISR 7  1.85%
                      12/31/2008              N/A              11.099 1
                      12/31/2009              11.099              14.635 1
                      12/31/2010              14.635              16.166 1
VISR 8  2.15%
                      12/31/2008              N/A              10.879 0
                      12/31/2009              10.879              14.302 1
                      12/31/2010              14.302              15.751 2
VISR 9  2.00%
                      12/31/2008              N/A              10.988 0
                      12/31/2009              10.988              14.468 1
                      12/31/2010              14.468              15.957 1
AZL JPMorgan International Opportunities Fund
VISR 10  2.30%
                      12/31/2008              N/A              12.958 0
                      12/31/2009              12.958              15.996 0
                      12/31/2010              15.996              16.562 0
VISR 11  1.55%
                      12/31/2008              N/A              13.521 1
                      12/31/2009              13.521              16.817 8
                      12/31/2010              16.817              17.544 11

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 13  1.60%
                      12/31/2008              N/A              13.483 0
                      12/31/2009              13.483              16.761 0
                      12/31/2010              16.761              17.476 0
VISR 15  2.40%
                      12/31/2008              N/A              12.884 0
                      12/31/2009              12.884              15.890 0
                      12/31/2010              15.890              16.435 0
VISR 16  2.70%
                      12/31/2008              N/A              12.667 0
                      12/31/2009              12.667              15.574 0
                      12/31/2010              15.574              16.061 0
VISR 17  2.55%
                      12/31/2008              N/A              12.775 0
                      12/31/2009              12.775              15.731 0
                      12/31/2010              15.731              16.247 0
VISR 18  2.85%
                      12/31/2008              N/A              12.559 0
                      12/31/2009              12.559              15.419 0
                      12/31/2010              15.419              15.877 0
VISR 19  2.30%
                      12/31/2008              N/A              12.958 0
                      12/31/2009              12.958              15.996 0
                      12/31/2010              15.996              16.562 0
VISR 2  1.45%
                      12/31/2007              N/A              19.314 0
                      12/31/2008              19.314              13.598 7
                      12/31/2009              13.598              16.930 8
                      12/31/2010              16.930              17.679 0
VISR 20  2.60%
                      12/31/2008              N/A              12.739 0
                      12/31/2009              12.739              15.679 0
                      12/31/2010              15.679              16.185 0
VISR 21  2.45%
                      12/31/2008              N/A              12.848 0
                      12/31/2009              12.848              15.837 0
                      12/31/2010              15.837              16.372 0
VISR 22  2.75%
                      12/31/2008              N/A              12.631 0
                      12/31/2009              12.631              15.522 0
                      12/31/2010              15.522              16.000 0
VISR 23  2.00%
                      12/31/2008              N/A              13.180 1
                      12/31/2009              13.180              16.320 1
                      12/31/2010              16.320              16.948 1
VISR 25  2.55%
                      12/31/2008              N/A              12.775 0
                      12/31/2009              12.775              15.731 0
                      12/31/2010              15.731              16.247 0
VISR 26  2.85%
                      12/31/2008              N/A              12.559 0
                      12/31/2009              12.559              15.419 0
                      12/31/2010              15.419              15.877 0
VISR 27  2.70%
                      12/31/2008              N/A              12.667 0
                      12/31/2009              12.667              15.574 0
                      12/31/2010              15.574              16.061 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 28  3.00%
                      12/31/2008              N/A              12.453 0
                      12/31/2009              12.453              15.265 0
                      12/31/2010              15.265              15.695 0
VISR 29  2.45%
                      12/31/2008              N/A              12.848 0
                      12/31/2009              12.848              15.837 0
                      12/31/2010              15.837              16.372 0
VISR 3  1.95%
                      12/31/2007              N/A              18.868 0
                      12/31/2008              18.868              13.218 4
                      12/31/2009              13.218              16.374 15
                      12/31/2010              16.374              17.013 38
VISR 30  2.75%
                      12/31/2008              N/A              12.631 0
                      12/31/2009              12.631              15.522 0
                      12/31/2010              15.522              16.000 0
VISR 31  2.60%
                      12/31/2008              N/A              12.739 0
                      12/31/2009              12.739              15.679 0
                      12/31/2010              15.679              16.185 0
VISR 32  2.90%
                      12/31/2008              N/A              12.524 0
                      12/31/2009              12.524              15.368 0
                      12/31/2010              15.368              15.816 0
VISR 33  1.70%
                      12/31/2009              N/A              16.650 4
                      12/31/2010              16.650              17.343 4
VISR 34  3.15%
                      12/31/2009              N/A              15.113 0
                      12/31/2010              15.113              15.516 0
VISR 35  2.55%
                      12/31/2009              N/A              15.731 0
                      12/31/2010              15.731              16.247 0
VISR 36  3.00%
                      12/31/2009              N/A              15.265 0
                      12/31/2010              15.265              15.695 0
VISR 39  2.05%
                      12/31/2009              N/A              16.265 0
                      12/31/2010              16.265              16.883 0
VISR 4  2.25%
                      12/31/2007              N/A              18.605 0
                      12/31/2008              18.605              12.994 0
                      12/31/2009              12.994              16.049 16
                      12/31/2010              16.049              16.626 1
VISR 5  2.10%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              13.105 3
                      12/31/2009              13.105              16.211 7
                      12/31/2010              16.211              16.818 15
VISR 6  2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 0
                      12/31/2009              12.884              15.890 2
                      12/31/2010              15.890              16.435 3

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 7  1.85%
                      12/31/2008              N/A              13.293 0
                      12/31/2009              13.293              16.484 1
                      12/31/2010              16.484              17.144 2
VISR 8  2.15%
                      12/31/2008              N/A              13.068 0
                      12/31/2009              13.068              16.157 0
                      12/31/2010              16.157              16.754 6
VISR 9  2.00%
                      12/31/2008              N/A              13.180 0
                      12/31/2009              13.180              16.320 6
                      12/31/2010              16.320              16.948 9
AZL JPMorgan U.S. Equity Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.501 0
                      12/31/2009              7.501              9.802 0
                      12/31/2010              9.802              10.822 0
VISR 11  1.55%
                      12/31/2008              N/A              7.769 2
                      12/31/2009              7.769              10.228 6
                      12/31/2010              10.228              11.377 6
VISR 13  1.60%
                      12/31/2008              N/A              7.751 0
                      12/31/2009              7.751              10.200 0
                      12/31/2010              10.200              11.339 0
VISR 15  2.40%
                      12/31/2008              N/A              7.467 1
                      12/31/2009              7.467              9.747 1
                      12/31/2010              9.747              10.750 1
VISR 16  2.70%
                      12/31/2008              N/A              7.363 0
                      12/31/2009              7.363              9.582 0
                      12/31/2010              9.582              10.537 0
VISR 17  2.55%
                      12/31/2008              N/A              7.414 0
                      12/31/2009              7.414              9.664 0
                      12/31/2010              9.664              10.643 0
VISR 18  2.85%
                      12/31/2008              N/A              7.311 0
                      12/31/2009              7.311              9.501 0
                      12/31/2010              9.501              10.432 0
VISR 19  2.30%
                      12/31/2008              N/A              7.501 0
                      12/31/2009              7.501              9.802 0
                      12/31/2010              9.802              10.822 5
VISR 2  1.45%
                      12/31/2007              N/A              12.916 1
                      12/31/2008              12.916              7.806 4
                      12/31/2009              7.806              10.287 3
                      12/31/2010              10.287              11.453 3
VISR 20  2.60%
                      12/31/2008              N/A              7.397 0
                      12/31/2009              7.397              9.637 0
                      12/31/2010              9.637              10.607 0
VISR 21  2.45%
                      12/31/2008              N/A              7.449 0
                      12/31/2009              7.449              9.719 0
                      12/31/2010              9.719              10.714 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 22  2.75%
                      12/31/2008              N/A              7.345 0
                      12/31/2009              7.345              9.555 0
                      12/31/2010              9.555              10.502 0
VISR 23  2.00%
                      12/31/2008              N/A              7.607 0
                      12/31/2009              7.607              9.971 0
                      12/31/2010              9.971              11.041 0
VISR 25  2.55%
                      12/31/2008              N/A              7.414 0
                      12/31/2009              7.414              9.664 1
                      12/31/2010              9.664              10.643 1
VISR 26  2.85%
                      12/31/2008              N/A              7.311 0
                      12/31/2009              7.311              9.501 0
                      12/31/2010              9.501              10.432 0
VISR 27  2.70%
                      12/31/2008              N/A              7.363 0
                      12/31/2009              7.363              9.582 0
                      12/31/2010              9.582              10.537 0
VISR 28  3.00%
                      12/31/2008              N/A              7.261 0
                      12/31/2009              7.261              9.422 0
                      12/31/2010              9.422              10.329 0
VISR 29  2.45%
                      12/31/2008              N/A              7.449 0
                      12/31/2009              7.449              9.719 0
                      12/31/2010              9.719              10.714 0
VISR 3  1.95%
                      12/31/2007              N/A              12.681 0
                      12/31/2008              12.681              7.625 1
                      12/31/2009              7.625              9.999 8
                      12/31/2010              9.999              11.078 12
VISR 30  2.75%
                      12/31/2008              N/A              7.345 0
                      12/31/2009              7.345              9.555 0
                      12/31/2010              9.555              10.502 0
VISR 31  2.60%
                      12/31/2008              N/A              7.397 0
                      12/31/2009              7.397              9.637 0
                      12/31/2010              9.637              10.607 0
VISR 32  2.90%
                      12/31/2008              N/A              7.294 0
                      12/31/2009              7.294              9.474 0
                      12/31/2010              9.474              10.397 0
VISR 33  1.70%
                      12/31/2009              N/A              10.142 0
                      12/31/2010              10.142              11.263 0
VISR 34  3.15%
                      12/31/2009              N/A              9.341 0
                      12/31/2010              9.341              10.225 0
VISR 35  2.55%
                      12/31/2009              N/A              9.664 0
                      12/31/2010              9.664              10.643 0
VISR 36  3.00%
                      12/31/2009              N/A              9.422 0
                      12/31/2010              9.422              10.329 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 39  2.05%
                      12/31/2009              N/A              9.943 0
                      12/31/2010              9.943              11.004 0
VISR 4  2.25%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.519 0
                      12/31/2009              7.519              9.830 26
                      12/31/2010              9.830              10.858 0
VISR 5  2.10%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.572 2
                      12/31/2009              7.572              9.914 5
                      12/31/2010              9.914              10.967 7
VISR 6  2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 0
                      12/31/2009              7.467              9.747 22
                      12/31/2010              9.747              10.750 1
VISR 7  1.85%
                      12/31/2008              N/A              7.661 0
                      12/31/2009              7.661              10.056 0
                      12/31/2010              10.056              11.152 1
VISR 8  2.15%
                      12/31/2008              N/A              7.554 0
                      12/31/2009              7.554              9.886 0
                      12/31/2010              9.886              10.931 0
VISR 9  2.00%
                      12/31/2008              N/A              7.607 0
                      12/31/2009              7.607              9.971 0
                      12/31/2010              9.971              11.041 0
AZL MFS Investors Trust Fund
VISR 10  2.30%
                      12/31/2008              N/A              8.497 0
                      12/31/2009              8.497              12.605 0
                      12/31/2010              12.605              13.675 0
VISR 11  1.55%
                      12/31/2008              N/A              8.734 4
                      12/31/2009              8.734              13.054 9
                      12/31/2010              13.054              14.269 8
VISR 13  1.60%
                      12/31/2008              N/A              8.718 0
                      12/31/2009              8.718              13.024 0
                      12/31/2010              13.024              14.229 0
VISR 15  2.40%
                      12/31/2008              N/A              8.465 1
                      12/31/2009              8.465              12.546 1
                      12/31/2010              12.546              13.597 1
VISR 16  2.70%
                      12/31/2008              N/A              8.372 0
                      12/31/2009              8.372              12.371 0
                      12/31/2010              12.371              13.368 0
VISR 17  2.55%
                      12/31/2008              N/A              8.419 10
                      12/31/2009              8.419              12.458 9
                      12/31/2010              12.458              13.482 9

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 18  2.85%
                      12/31/2008              N/A              8.326 3
                      12/31/2009              8.326              12.285 2
                      12/31/2010              12.285              13.254 2
VISR 19  2.30%
                      12/31/2008              N/A              8.497 6
                      12/31/2009              8.497              12.605 7
                      12/31/2010              12.605              13.675 0
VISR 2  1.45%
                      12/31/2007              N/A              14.851 0
                      12/31/2008              14.851              8.766 13
                      12/31/2009              8.766              13.116 1
                      12/31/2010              13.116              14.351 0
VISR 20  2.60%
                      12/31/2008              N/A              8.403 0
                      12/31/2009              8.403              12.429 0
                      12/31/2010              12.429              13.444 0
VISR 21  2.45%
                      12/31/2008              N/A              8.450 0
                      12/31/2009              8.450              12.517 3
                      12/31/2010              12.517              13.559 3
VISR 22  2.75%
                      12/31/2008              N/A              8.357 0
                      12/31/2009              8.357              12.342 0
                      12/31/2010              12.342              13.330 0
VISR 23  2.00%
                      12/31/2008              N/A              8.591 2
                      12/31/2009              8.591              12.783 3
                      12/31/2010              12.783              13.909 3
VISR 25  2.55%
                      12/31/2008              N/A              8.419 4
                      12/31/2009              8.419              12.458 0
                      12/31/2010              12.458              13.482 0
VISR 26  2.85%
                      12/31/2008              N/A              8.326 0
                      12/31/2009              8.326              12.285 0
                      12/31/2010              12.285              13.254 0
VISR 27  2.70%
                      12/31/2008              N/A              8.372 0
                      12/31/2009              8.372              12.371 0
                      12/31/2010              12.371              13.368 0
VISR 28  3.00%
                      12/31/2008              N/A              8.281 0
                      12/31/2009              8.281              12.200 0
                      12/31/2010              12.200              13.143 0
VISR 29  2.45%
                      12/31/2008              N/A              8.450 0
                      12/31/2009              8.450              12.517 0
                      12/31/2010              12.517              13.559 0
VISR 3  1.95%
                      12/31/2007              N/A              14.654 0
                      12/31/2008              14.654              8.607 13
                      12/31/2009              8.607              12.813 22
                      12/31/2010              12.813              13.949 36

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 30  2.75%
                      12/31/2008              N/A              8.357 0
                      12/31/2009              8.357              12.342 0
                      12/31/2010              12.342              13.330 0
VISR 31  2.60%
                      12/31/2008              N/A              8.403 0
                      12/31/2009              8.403              12.429 0
                      12/31/2010              12.429              13.444 0
VISR 32  2.90%
                      12/31/2008              N/A              8.311 0
                      12/31/2009              8.311              12.256 0
                      12/31/2010              12.256              13.217 0
VISR 33  1.70%
                      12/31/2009              N/A              12.963 5
                      12/31/2010              12.963              14.148 4
VISR 34  3.15%
                      12/31/2009              N/A              12.114 0
                      12/31/2010              12.114              13.031 0
VISR 35  2.55%
                      12/31/2009              N/A              12.458 1
                      12/31/2010              12.458              13.482 0
VISR 36  3.00%
                      12/31/2009              N/A              12.200 0
                      12/31/2010              12.200              13.143 0
VISR 39  2.05%
                      12/31/2009              N/A              12.754 0
                      12/31/2010              12.754              13.871 0
VISR 4  2.25%
                      12/31/2007              N/A              14.537 0
                      12/31/2008              14.537              8.512 3
                      12/31/2009              8.512              12.634 3
                      12/31/2010              12.634              13.713 2
VISR 5  2.10%
                      12/31/2007              N/A              14.595 0
                      12/31/2008              14.595              8.559 6
                      12/31/2009              8.559              12.723 9
                      12/31/2010              12.723              13.831 31
VISR 6  2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 4
                      12/31/2009              8.465              12.546 5
                      12/31/2010              12.546              13.597 5
VISR 7  1.85%
                      12/31/2008              N/A              8.638 4
                      12/31/2009              8.638              12.873 3
                      12/31/2010              12.873              14.028 4
VISR 8  2.15%
                      12/31/2008              N/A              8.544 0
                      12/31/2009              8.544              12.694 0
                      12/31/2010              12.694              13.792 1
VISR 9  2.00%
                      12/31/2008              N/A              8.591 0
                      12/31/2009              8.591              12.783 0
                      12/31/2010              12.783              13.909 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Mid Cap Index Fund
VISR 10  2.30%
                      12/31/2010              N/A              10.606 0
VISR 11  1.55%
                      12/31/2010              N/A              10.660 1
VISR 13  1.60%
                      12/31/2010              N/A              10.656 0
VISR 15  2.40%
                      12/31/2010              N/A              10.599 0
VISR 16  2.70%
                      12/31/2010              N/A              10.577 0
VISR 17  2.55%
                      12/31/2010              N/A              10.588 0
VISR 18  2.85%
                      12/31/2010              N/A              10.567 0
VISR 19  2.30%
                      12/31/2010              N/A              10.606 0
VISR 2  1.45%
                      12/31/2010              N/A              10.667 2
VISR 20  2.60%
                      12/31/2010              N/A              10.584 0
VISR 21  2.45%
                      12/31/2010              N/A              10.595 0
VISR 22  2.75%
                      12/31/2010              N/A              10.574 0
VISR 23  2.00%
                      12/31/2010              N/A              10.627 0
VISR 25  2.55%
                      12/31/2010              N/A              10.588 0
VISR 26  2.85%
                      12/31/2010              N/A              10.567 0
VISR 27  2.70%
                      12/31/2010              N/A              10.577 0
VISR 28  3.00%
                      12/31/2010              N/A              10.556 0
VISR 29  2.45%
                      12/31/2010              N/A              10.595 0
VISR 3  1.95%
                      12/31/2010              N/A              10.631 7
VISR 30  2.75%
                      12/31/2010              N/A              10.574 0
VISR 31  2.60%
                      12/31/2010              N/A              10.584 0
VISR 32  2.90%
                      12/31/2010              N/A              10.563 0
VISR 33  1.70%
                      12/31/2010              N/A              10.649 17
VISR 34  3.15%
                      12/31/2010              N/A              10.545 0
VISR 35  2.55%
                      12/31/2010              N/A              10.588 0
VISR 36  3.00%
                      12/31/2010              N/A              10.556 0
VISR 39  2.05%
                      12/31/2010              N/A              10.624 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 4  2.25%
                      12/31/2010              N/A              10.609 0
VISR 5  2.10%
                      12/31/2010              N/A              10.620 2
VISR 6  2.40%
                      12/31/2010              N/A              10.599 0
VISR 7  1.85%
                      12/31/2010              N/A              10.638 0
VISR 8  2.15%
                      12/31/2010              N/A              10.617 1
VISR 9  2.00%
                      12/31/2010              N/A              10.627 3
AZL Money Market Fund
VISR 10  2.30%
                      12/31/2008              N/A              10.371 0
                      12/31/2009              10.371              10.157 0
                      12/31/2010              10.157              9.927 0
VISR 11  1.55%
                      12/31/2008              N/A              11.089 56
                      12/31/2009              11.089              10.942 23
                      12/31/2010              10.942              10.774 1
VISR 13  1.60%
                      12/31/2008              N/A              11.043 0
                      12/31/2009              11.043              10.891 0
                      12/31/2010              10.891              10.719 0
VISR 15  2.40%
                      12/31/2008              N/A              10.279 0
                      12/31/2009              10.279              10.057 0
                      12/31/2010              10.057              9.819 1
VISR 16  2.70%
                      12/31/2008              N/A              10.007 0
                      12/31/2009              10.007              9.762 0
                      12/31/2010              9.762              9.502 0
VISR 17  2.55%
                      12/31/2008              N/A              10.142 11
                      12/31/2009              10.142              9.908 0
                      12/31/2010              9.908              9.659 0
VISR 18  2.85%
                      12/31/2008              N/A              9.874 0
                      12/31/2009              9.874              9.617 0
                      12/31/2010              9.617              9.348 0
VISR 19  2.30%
                      12/31/2008              N/A              10.371 0
                      12/31/2009              10.371              10.157 0
                      12/31/2010              10.157              9.927 0
VISR 2  1.45%
                      12/31/2007              N/A              11.081 0
                      12/31/2008              11.081              11.188 21
                      12/31/2009              11.188              11.051 46
                      12/31/2010              11.051              10.893 31
VISR 20  2.60%
                      12/31/2008              N/A              10.097 0
                      12/31/2009              10.097              9.859 0
                      12/31/2010              9.859              9.607 0
VISR 21  2.45%
                      12/31/2008              N/A              10.233 0
                      12/31/2009              10.233              10.007 0
                      12/31/2010              10.007              9.765 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 22  2.75%
                      12/31/2008              N/A              9.962 0
                      12/31/2009              9.962              9.713 0
                      12/31/2010              9.713              9.451 0
VISR 23  2.00%
                      12/31/2008              N/A              10.652 19
                      12/31/2009              10.652              10.464 19
                      12/31/2010              10.464              10.258 0
VISR 25  2.55%
                      12/31/2008              N/A              10.142 0
                      12/31/2009              10.142              9.908 40
                      12/31/2010              9.908              9.659 14
VISR 26  2.85%
                      12/31/2008              N/A              9.874 0
                      12/31/2009              9.874              9.617 106
                      12/31/2010              9.617              9.348 0
VISR 27  2.70%
                      12/31/2008              N/A              10.007 0
                      12/31/2009              10.007              9.762 1
                      12/31/2010              9.762              9.502 0
VISR 28  3.00%
                      12/31/2008              N/A              9.743 0
                      12/31/2009              9.743              9.475 0
                      12/31/2010              9.475              9.196 0
VISR 29  2.45%
                      12/31/2008              N/A              10.233 0
                      12/31/2009              10.233              10.007 0
                      12/31/2010              10.007              9.765 0
VISR 3  1.95%
                      12/31/2007              N/A              10.651 0
                      12/31/2008              10.651              10.700 173
                      12/31/2009              10.700              10.516 44
                      12/31/2010              10.516              10.314 57
VISR 30  2.75%
                      12/31/2008              N/A              9.962 0
                      12/31/2009              9.962              9.713 0
                      12/31/2010              9.713              9.451 0
VISR 31  2.60%
                      12/31/2008              N/A              10.097 0
                      12/31/2009              10.097              9.859 0
                      12/31/2010              9.859              9.607 0
VISR 32  2.90%
                      12/31/2008              N/A              9.830 0
                      12/31/2009              9.830              9.570 0
                      12/31/2010              9.570              9.297 0
VISR 33  1.70%
                      12/31/2009              N/A              10.780 14
                      12/31/2010              10.780              10.599 3
VISR 34  3.15%
                      12/31/2009              N/A              9.335 0
                      12/31/2010              9.335              9.046 0
VISR 35  2.55%
                      12/31/2009              N/A              9.908 0
                      12/31/2010              9.908              9.659 0
VISR 36  3.00%
                      12/31/2009              N/A              9.475 0
                      12/31/2010              9.475              9.196 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 39  2.05%
                      12/31/2009              N/A              10.412 0
                      12/31/2010              10.412              10.202 0
VISR 4  2.25%
                      12/31/2007              N/A              10.401 0
                      12/31/2008              10.401              10.417 4
                      12/31/2009              10.417              10.208 12
                      12/31/2010              10.208              9.981 32
VISR 5  2.10%
                      12/31/2007              N/A              10.525 0
                      12/31/2008              10.525              10.557 132
                      12/31/2009              10.557              10.361 67
                      12/31/2010              10.361              10.146 45
VISR 6  2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 19
                      12/31/2009              10.279              10.057 14
                      12/31/2010              10.057              9.819 38
VISR 7  1.85%
                      12/31/2008              N/A              10.796 0
                      12/31/2009              10.796              10.621 4
                      12/31/2010              10.621              10.427 11
VISR 8  2.15%
                      12/31/2008              N/A              10.510 0
                      12/31/2009              10.510              10.309 1
                      12/31/2010              10.309              10.091 1
VISR 9  2.00%
                      12/31/2008              N/A              10.652 0
                      12/31/2009              10.652              10.464 1
                      12/31/2010              10.464              10.258 3
AZL Morgan Stanley Global Real Estate Fund
VISR 10  2.30%
                      12/31/2008              N/A              5.658 0
                      12/31/2009              5.658              7.752 0
                      12/31/2010              7.752              9.156 1
VISR 11  1.55%
                      12/31/2008              N/A              5.773 2
                      12/31/2009              5.773              7.968 7
                      12/31/2010              7.968              9.483 6
VISR 13  1.60%
                      12/31/2008              N/A              5.765 0
                      12/31/2009              5.765              7.954 0
                      12/31/2010              7.954              9.461 0
VISR 15  2.40%
                      12/31/2008              N/A              5.643 0
                      12/31/2009              5.643              7.723 0
                      12/31/2010              7.723              9.113 0
VISR 16  2.70%
                      12/31/2008              N/A              5.598 0
                      12/31/2009              5.598              7.639 0
                      12/31/2010              7.639              8.986 0
VISR 17  2.55%
                      12/31/2008              N/A              5.620 3
                      12/31/2009              5.620              7.681 2
                      12/31/2010              7.681              9.049 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 18  2.85%
                      12/31/2008              N/A              5.575 1
                      12/31/2009              5.575              7.597 1
                      12/31/2010              7.597              8.923 1
VISR 19  2.30%
                      12/31/2008              N/A              5.658 0
                      12/31/2009              5.658              7.752 0
                      12/31/2010              7.752              9.156 0
VISR 2  1.45%
                      12/31/2007              N/A              10.843 0
                      12/31/2008              10.843              5.789 14
                      12/31/2009              5.789              7.998 13
                      12/31/2010              7.998              9.528 11
VISR 20  2.60%
                      12/31/2008              N/A              5.613 0
                      12/31/2009              5.613              7.667 0
                      12/31/2010              7.667              9.028 0
VISR 21  2.45%
                      12/31/2008              N/A              5.635 0
                      12/31/2009              5.635              7.709 1
                      12/31/2010              7.709              9.092 1
VISR 22  2.75%
                      12/31/2008              N/A              5.590 0
                      12/31/2009              5.590              7.625 0
                      12/31/2010              7.625              8.965 0
VISR 23  2.00%
                      12/31/2008              N/A              5.704 0
                      12/31/2009              5.704              7.838 0
                      12/31/2010              7.838              9.285 1
VISR 25  2.55%
                      12/31/2008              N/A              5.620 0
                      12/31/2009              5.620              7.681 0
                      12/31/2010              7.681              9.049 0
VISR 26  2.85%
                      12/31/2008              N/A              5.575 0
                      12/31/2009              5.575              7.597 0
                      12/31/2010              7.597              8.923 0
VISR 27  2.70%
                      12/31/2008              N/A              5.598 0
                      12/31/2009              5.598              7.639 0
                      12/31/2010              7.639              8.986 0
VISR 28  3.00%
                      12/31/2008              N/A              5.554 0
                      12/31/2009              5.554              7.555 0
                      12/31/2010              7.555              8.862 0
VISR 29  2.45%
                      12/31/2008              N/A              5.635 0
                      12/31/2009              5.635              7.709 0
                      12/31/2010              7.709              9.092 0
VISR 3  1.95%
                      12/31/2007              N/A              10.752 0
                      12/31/2008              10.752              5.711 3
                      12/31/2009              5.711              7.852 8
                      12/31/2010              7.852              9.307 24

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 30  2.75%
                      12/31/2008              N/A              5.590 0
                      12/31/2009              5.590              7.625 0
                      12/31/2010              7.625              8.965 0
VISR 31  2.60%
                      12/31/2008              N/A              5.613 0
                      12/31/2009              5.613              7.667 0
                      12/31/2010              7.667              9.028 0
VISR 32  2.90%
                      12/31/2008              N/A              5.568 0
                      12/31/2009              5.568              7.583 0
                      12/31/2010              7.583              8.902 0
VISR 33  1.70%
                      12/31/2009              N/A              7.925 19
                      12/31/2010              7.925              9.416 9
VISR 34  3.15%
                      12/31/2009              N/A              7.514 0
                      12/31/2010              7.514              8.799 0
VISR 35  2.55%
                      12/31/2009              N/A              7.681 0
                      12/31/2010              7.681              9.049 0
VISR 36  3.00%
                      12/31/2009              N/A              7.555 0
                      12/31/2010              7.555              8.862 0
VISR 39  2.05%
                      12/31/2009              N/A              7.824 0
                      12/31/2010              7.824              9.264 0
VISR 4  2.25%
                      12/31/2007              N/A              10.698 0
                      12/31/2008              10.698              5.666 4
                      12/31/2009              5.666              7.766 11
                      12/31/2010              7.766              9.177 4
VISR 5  2.10%
                      12/31/2007              N/A              10.725 0
                      12/31/2008              10.725              5.689 10
                      12/31/2009              5.689              7.809 14
                      12/31/2010              7.809              9.242 21
VISR 6  2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 6
                      12/31/2009              5.643              7.723 6
                      12/31/2010              7.723              9.113 7
VISR 7  1.85%
                      12/31/2008              N/A              5.727 0
                      12/31/2009              5.727              7.881 0
                      12/31/2010              7.881              9.351 2
VISR 8  2.15%
                      12/31/2008              N/A              5.681 0
                      12/31/2009              5.681              7.795 1
                      12/31/2010              7.795              9.220 2
VISR 9  2.00%
                      12/31/2008              N/A              5.704 0
                      12/31/2009              5.704              7.838 1
                      12/31/2010              7.838              9.285 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Morgan Stanley Mid Cap Growth Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.671 0
                      12/31/2009              7.671              11.820 0
                      12/31/2010              11.820              15.305 0
VISR 11  1.55%
                      12/31/2008              N/A              8.126 15
                      12/31/2009              8.126              12.615 19
                      12/31/2010              12.615              16.457 20
VISR 13  1.60%
                      12/31/2008              N/A              7.854 0
                      12/31/2009              7.854              12.186 2
                      12/31/2010              12.186              15.891 2
VISR 15  2.40%
                      12/31/2008              N/A              7.613 0
                      12/31/2009              7.613              11.718 0
                      12/31/2010              11.718              15.158 0
VISR 16  2.70%
                      12/31/2008              N/A              7.439 0
                      12/31/2009              7.439              11.416 0
                      12/31/2010              11.416              14.724 0
VISR 17  2.55%
                      12/31/2008              N/A              7.525 0
                      12/31/2009              7.525              11.566 0
                      12/31/2010              11.566              14.939 0
VISR 18  2.85%
                      12/31/2008              N/A              7.354 0
                      12/31/2009              7.354              11.269 0
                      12/31/2010              11.269              14.512 0
VISR 19  2.30%
                      12/31/2008              N/A              7.671 0
                      12/31/2009              7.671              11.820 0
                      12/31/2010              11.820              15.305 0
VISR 2  1.45%
                      12/31/2007              N/A              16.139 0
                      12/31/2008              16.139              8.189 4
                      12/31/2009              8.189              12.725 7
                      12/31/2010              12.725              16.617 4
VISR 20  2.60%
                      12/31/2008              N/A              7.497 0
                      12/31/2009              7.497              11.516 0
                      12/31/2010              11.516              14.867 0
VISR 21  2.45%
                      12/31/2008              N/A              7.583 0
                      12/31/2009              7.583              11.667 0
                      12/31/2010              11.667              15.084 0
VISR 22  2.75%
                      12/31/2008              N/A              7.411 0
                      12/31/2009              7.411              11.367 0
                      12/31/2010              11.367              14.653 0
VISR 23  2.00%
                      12/31/2008              N/A              7.850 0
                      12/31/2009              7.850              12.131 0
                      12/31/2010              12.131              15.756 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 25  2.55%
                      12/31/2008              N/A              7.525 0
                      12/31/2009              7.525              11.566 0
                      12/31/2010              11.566              14.939 0
VISR 26  2.85%
                      12/31/2008              N/A              7.354 0
                      12/31/2009              7.354              11.269 0
                      12/31/2010              11.269              14.512 0
VISR 27  2.70%
                      12/31/2008              N/A              7.439 1
                      12/31/2009              7.439              11.416 1
                      12/31/2010              11.416              14.724 0
VISR 28  3.00%
                      12/31/2008              N/A              7.270 3
                      12/31/2009              7.270              11.123 2
                      12/31/2010              11.123              14.303 2
VISR 29  2.45%
                      12/31/2008              N/A              7.583 0
                      12/31/2009              7.583              11.667 0
                      12/31/2010              11.667              15.084 0
VISR 3  1.95%
                      12/31/2007              N/A              15.609 0
                      12/31/2008              15.609              7.880 14
                      12/31/2009              7.880              12.184 18
                      12/31/2010              12.184              15.832 44
VISR 30  2.75%
                      12/31/2008              N/A              7.411 0
                      12/31/2009              7.411              11.367 0
                      12/31/2010              11.367              14.653 0
VISR 31  2.60%
                      12/31/2008              N/A              7.497 0
                      12/31/2009              7.497              11.516 0
                      12/31/2010              11.516              14.867 0
VISR 32  2.90%
                      12/31/2008              N/A              7.326 0
                      12/31/2009              7.326              11.220 0
                      12/31/2010              11.220              14.442 0
VISR 33  1.70%
                      12/31/2009              N/A              12.451 18
                      12/31/2010              12.451              16.220 20
VISR 34  3.15%
                      12/31/2009              N/A              10.979 0
                      12/31/2010              10.979              14.096 0
VISR 35  2.55%
                      12/31/2009              N/A              11.566 0
                      12/31/2010              11.566              14.939 0
VISR 36  3.00%
                      12/31/2009              N/A              11.123 0
                      12/31/2010              11.123              14.303 0
VISR 39  2.05%
                      12/31/2009              N/A              12.079 0
                      12/31/2010              12.079              15.680 0
VISR 4  2.25%
                      12/31/2007              N/A              15.300 0
                      12/31/2008              15.300              7.701 27
                      12/31/2009              7.701              11.871 26
                      12/31/2010              11.871              15.379 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 5  2.10%
                      12/31/2007              N/A              15.454 0
                      12/31/2008              15.454              7.790 4
                      12/31/2009              7.790              12.027 14
                      12/31/2010              12.027              15.604 19
VISR 6  2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 9
                      12/31/2009              7.613              11.718 10
                      12/31/2010              11.718              15.158 7
VISR 7  1.85%
                      12/31/2008              N/A              7.941 1
                      12/31/2009              7.941              12.290 1
                      12/31/2010              12.290              15.986 3
VISR 8  2.15%
                      12/31/2008              N/A              7.760 0
                      12/31/2009              7.760              11.975 1
                      12/31/2010              11.975              15.529 1
VISR 9  2.00%
                      12/31/2008              N/A              7.850 0
                      12/31/2009              7.850              12.131 3
                      12/31/2010              12.131              15.756 9
AZL S&P 500 Index Fund
VISR 10  2.30%
                      12/31/2008              N/A              5.988 0
                      12/31/2009              5.988              7.335 0
                      12/31/2010              7.335              8.213 0
VISR 11  1.55%
                      12/31/2008              N/A              6.063 2
                      12/31/2009              6.063              7.484 43
                      12/31/2010              7.484              8.443 45
VISR 13  1.60%
                      12/31/2008              N/A              6.058 0
                      12/31/2009              6.058              7.474 0
                      12/31/2010              7.474              8.427 0
VISR 15  2.40%
                      12/31/2008              N/A              5.978 0
                      12/31/2009              5.978              7.316 0
                      12/31/2010              7.316              8.183 0
VISR 16  2.70%
                      12/31/2008              N/A              5.948 0
                      12/31/2009              5.948              7.257 0
                      12/31/2010              7.257              8.093 0
VISR 17  2.55%
                      12/31/2008              N/A              5.963 0
                      12/31/2009              5.963              7.286 0
                      12/31/2010              7.286              8.138 0
VISR 18  2.85%
                      12/31/2008              N/A              5.933 0
                      12/31/2009              5.933              7.228 0
                      12/31/2010              7.228              8.049 0
VISR 19  2.30%
                      12/31/2008              N/A              5.988 0
                      12/31/2009              5.988              7.335 0
                      12/31/2010              7.335              8.213 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 2  1.45%
                      12/31/2007              N/A              9.879 1
                      12/31/2008              9.879              6.074 2
                      12/31/2009              6.074              7.504 19
                      12/31/2010              7.504              8.474 5
VISR 20  2.60%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.277 0
                      12/31/2010              7.277              8.123 0
VISR 21  2.45%
                      12/31/2008              N/A              5.973 0
                      12/31/2009              5.973              7.306 0
                      12/31/2010              7.306              8.168 0
VISR 22  2.75%
                      12/31/2008              N/A              5.943 0
                      12/31/2009              5.943              7.248 0
                      12/31/2010              7.248              8.079 0
VISR 23  2.00%
                      12/31/2008              N/A              6.018 0
                      12/31/2009              6.018              7.394 4
                      12/31/2010              7.394              8.304 2
VISR 25  2.55%
                      12/31/2008              N/A              5.963 0
                      12/31/2009              5.963              7.286 0
                      12/31/2010              7.286              8.138 2
VISR 26  2.85%
                      12/31/2008              N/A              5.933 0
                      12/31/2009              5.933              7.228 0
                      12/31/2010              7.228              8.049 0
VISR 27  2.70%
                      12/31/2008              N/A              5.948 0
                      12/31/2009              5.948              7.257 0
                      12/31/2010              7.257              8.093 0
VISR 28  3.00%
                      12/31/2008              N/A              5.918 0
                      12/31/2009              5.918              7.199 0
                      12/31/2010              7.199              8.005 0
VISR 29  2.45%
                      12/31/2008              N/A              5.973 0
                      12/31/2009              5.973              7.306 0
                      12/31/2010              7.306              8.168 0
VISR 3  1.95%
                      12/31/2007              N/A              9.846 0
                      12/31/2008              9.846              6.023 50
                      12/31/2009              6.023              7.404 92
                      12/31/2010              7.404              8.320 104
VISR 30  2.75%
                      12/31/2008              N/A              5.943 0
                      12/31/2009              5.943              7.248 0
                      12/31/2010              7.248              8.079 0
VISR 31  2.60%
                      12/31/2008              N/A              5.958 0
                      12/31/2009              5.958              7.277 0
                      12/31/2010              7.277              8.123 0
VISR 32  2.90%
                      12/31/2008              N/A              5.928 0
                      12/31/2009              5.928              7.219 0
                      12/31/2010              7.219              8.034 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 33  1.70%
                      12/31/2009              N/A              7.454 43
                      12/31/2010              7.454              8.396 39
VISR 34  3.15%
                      12/31/2009              N/A              7.170 0
                      12/31/2010              7.170              7.961 0
VISR 35  2.55%
                      12/31/2009              N/A              7.286 4
                      12/31/2010              7.286              8.138 0
VISR 36  3.00%
                      12/31/2009              N/A              7.199 0
                      12/31/2010              7.199              8.005 0
VISR 39  2.05%
                      12/31/2009              N/A              7.385 0
                      12/31/2010              7.385              8.289 0
VISR 4  2.25%
                      12/31/2007              N/A              9.826 0
                      12/31/2008              9.826              5.993 0
                      12/31/2009              5.993              7.345 30
                      12/31/2010              7.345              8.228 33
VISR 5  2.10%
                      12/31/2007              N/A              9.836 0
                      12/31/2008              9.836              6.008 5
                      12/31/2009              6.008              7.375 78
                      12/31/2010              7.375              8.274 74
VISR 6  2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 3
                      12/31/2009              5.978              7.316 17
                      12/31/2010              7.316              8.183 18
VISR 7  1.85%
                      12/31/2008              N/A              6.033 0
                      12/31/2009              6.033              7.424 13
                      12/31/2010              7.424              8.350 15
VISR 8  2.15%
                      12/31/2008              N/A              6.003 0
                      12/31/2009              6.003              7.365 0
                      12/31/2010              7.365              8.259 2
VISR 9  2.00%
                      12/31/2008              N/A              6.018 3
                      12/31/2009              6.018              7.394 59
                      12/31/2010              7.394              8.304 64
AZL Schroder Emerging Markets Equity Fund
VISR 10  2.30%
                      12/31/2008              N/A              6.232 0
                      12/31/2009              6.232              10.461 0
                      12/31/2010              10.461              11.491 0
VISR 11  1.55%
                      12/31/2008              N/A              6.358 3
                      12/31/2009              6.358              10.753 14
                      12/31/2010              10.753              11.901 13
VISR 13  1.60%
                      12/31/2008              N/A              6.350 0
                      12/31/2009              6.350              10.734 0
                      12/31/2010              10.734              11.874 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 15  2.40%
                      12/31/2008              N/A              6.215 0
                      12/31/2009              6.215              10.423 0
                      12/31/2010              10.423              11.437 0
VISR 16  2.70%
                      12/31/2008              N/A              6.165 0
                      12/31/2009              6.165              10.308 0
                      12/31/2010              10.308              11.278 0
VISR 17  2.55%
                      12/31/2008              N/A              6.190 0
                      12/31/2009              6.190              10.365 0
                      12/31/2010              10.365              11.357 0
VISR 18  2.85%
                      12/31/2008              N/A              6.140 0
                      12/31/2009              6.140              10.251 0
                      12/31/2010              10.251              11.199 0
VISR 19  2.30%
                      12/31/2008              N/A              6.232 0
                      12/31/2009              6.232              10.461 0
                      12/31/2010              10.461              11.491 2
VISR 2  1.45%
                      12/31/2007              N/A              13.444 0
                      12/31/2008              13.444              6.375 3
                      12/31/2009              6.375              10.793 5
                      12/31/2010              10.793              11.957 4
VISR 20  2.60%
                      12/31/2008              N/A              6.182 0
                      12/31/2009              6.182              10.346 0
                      12/31/2010              10.346              11.331 0
VISR 21  2.45%
                      12/31/2008              N/A              6.207 0
                      12/31/2009              6.207              10.404 0
                      12/31/2010              10.404              11.411 0
VISR 22  2.75%
                      12/31/2008              N/A              6.157 0
                      12/31/2009              6.157              10.289 0
                      12/31/2010              10.289              11.252 0
VISR 23  2.00%
                      12/31/2008              N/A              6.282 0
                      12/31/2009              6.282              10.577 1
                      12/31/2010              10.577              11.654 1
VISR 25  2.55%
                      12/31/2008              N/A              6.190 0
                      12/31/2009              6.190              10.365 0
                      12/31/2010              10.365              11.357 0
VISR 26  2.85%
                      12/31/2008              N/A              6.140 0
                      12/31/2009              6.140              10.251 0
                      12/31/2010              10.251              11.199 0
VISR 27  2.70%
                      12/31/2008              N/A              6.165 0
                      12/31/2009              6.165              10.308 0
                      12/31/2010              10.308              11.278 0
VISR 28  3.00%
                      12/31/2008              N/A              6.116 2
                      12/31/2009              6.116              10.196 2
                      12/31/2010              10.196              11.122 2

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 29  2.45%
                      12/31/2008              N/A              6.207 0
                      12/31/2009              6.207              10.404 0
                      12/31/2010              10.404              11.411 0
VISR 3  1.95%
                      12/31/2007              N/A              13.332 0
                      12/31/2008              13.332              6.290 14
                      12/31/2009              6.290              10.597 14
                      12/31/2010              10.597              11.681 31
VISR 30  2.75%
                      12/31/2008              N/A              6.157 0
                      12/31/2009              6.157              10.289 0
                      12/31/2010              10.289              11.252 0
VISR 31  2.60%
                      12/31/2008              N/A              6.182 0
                      12/31/2009              6.182              10.346 0
                      12/31/2010              10.346              11.331 0
VISR 32  2.90%
                      12/31/2008              N/A              6.132 0
                      12/31/2009              6.132              10.233 0
                      12/31/2010              10.233              11.173 0
VISR 33  1.70%
                      12/31/2009              N/A              10.694 16
                      12/31/2010              10.694              11.818 14
VISR 34  3.15%
                      12/31/2009              N/A              10.139 0
                      12/31/2010              10.139              11.043 0
VISR 35  2.55%
                      12/31/2009              N/A              10.365 0
                      12/31/2010              10.365              11.357 0
VISR 36  3.00%
                      12/31/2009              N/A              10.196 0
                      12/31/2010              10.196              11.122 0
VISR 39  2.05%
                      12/31/2009              N/A              10.558 0
                      12/31/2010              10.558              11.627 0
VISR 4  2.25%
                      12/31/2007              N/A              13.265 0
                      12/31/2008              13.265              6.240 0
                      12/31/2009              6.240              10.480 4
                      12/31/2010              10.480              11.518 1
VISR 5  2.10%
                      12/31/2007              N/A              13.298 0
                      12/31/2008              13.298              6.265 3
                      12/31/2009              6.265              10.538 39
                      12/31/2010              10.538              11.599 46
VISR 6  2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 2
                      12/31/2009              6.215              10.423 3
                      12/31/2010              10.423              11.437 5
VISR 7  1.85%
                      12/31/2008              N/A              6.307 5
                      12/31/2009              6.307              10.636 5
                      12/31/2010              10.636              11.736 7

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 8  2.15%
                      12/31/2008              N/A              6.257 0
                      12/31/2009              6.257              10.519 1
                      12/31/2010              10.519              11.572 0
VISR 9  2.00%
                      12/31/2008              N/A              6.282 0
                      12/31/2009              6.282              10.577 1
                      12/31/2010              10.577              11.654 4
AZL Small Cap Stock Index Fund
VISR 10  2.30%
                      12/31/2008              N/A              6.258 0
                      12/31/2009              6.258              7.635 0
                      12/31/2010              7.635              9.363 0
VISR 11  1.55%
                      12/31/2008              N/A              6.337 1
                      12/31/2009              6.337              7.789 3
                      12/31/2010              7.789              9.624 2
VISR 13  1.60%
                      12/31/2008              N/A              6.331 0
                      12/31/2009              6.331              7.779 0
                      12/31/2010              7.779              9.607 0
VISR 15  2.40%
                      12/31/2008              N/A              6.247 1
                      12/31/2009              6.247              7.614 1
                      12/31/2010              7.614              9.328 1
VISR 16  2.70%
                      12/31/2008              N/A              6.216 0
                      12/31/2009              6.216              7.553 0
                      12/31/2010              7.553              9.226 0
VISR 17  2.55%
                      12/31/2008              N/A              6.232 0
                      12/31/2009              6.232              7.584 0
                      12/31/2010              7.584              9.277 0
VISR 18  2.85%
                      12/31/2008              N/A              6.200 0
                      12/31/2009              6.200              7.523 0
                      12/31/2010              7.523              9.175 0
VISR 19  2.30%
                      12/31/2008              N/A              6.258 0
                      12/31/2009              6.258              7.635 0
                      12/31/2010              7.635              9.363 0
VISR 2  1.45%
                      12/31/2007              N/A              9.326 0
                      12/31/2008              9.326              6.347 7
                      12/31/2009              6.347              7.810 7
                      12/31/2010              7.810              9.660 6
VISR 20  2.60%
                      12/31/2008              N/A              6.226 0
                      12/31/2009              6.226              7.574 0
                      12/31/2010              7.574              9.260 0
VISR 21  2.45%
                      12/31/2008              N/A              6.242 0
                      12/31/2009              6.242              7.604 0
                      12/31/2010              7.604              9.311 0
VISR 22  2.75%
                      12/31/2008              N/A              6.211 0
                      12/31/2009              6.211              7.543 0
                      12/31/2010              7.543              9.209 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 23  2.00%
                      12/31/2008              N/A              6.289 0
                      12/31/2009              6.289              7.696 0
                      12/31/2010              7.696              9.467 0
VISR 25  2.55%
                      12/31/2008              N/A              6.232 0
                      12/31/2009              6.232              7.584 0
                      12/31/2010              7.584              9.277 0
VISR 26  2.85%
                      12/31/2008              N/A              6.200 0
                      12/31/2009              6.200              7.523 0
                      12/31/2010              7.523              9.175 0
VISR 27  2.70%
                      12/31/2008              N/A              6.216 0
                      12/31/2009              6.216              7.553 0
                      12/31/2010              7.553              9.226 0
VISR 28  3.00%
                      12/31/2008              N/A              6.185 0
                      12/31/2009              6.185              7.493 0
                      12/31/2010              7.493              9.125 0
VISR 29  2.45%
                      12/31/2008              N/A              6.242 0
                      12/31/2009              6.242              7.604 0
                      12/31/2010              7.604              9.311 0
VISR 3  1.95%
                      12/31/2007              N/A              9.295 0
                      12/31/2008              9.295              6.294 4
                      12/31/2009              6.294              7.706 12
                      12/31/2010              7.706              9.484 9
VISR 30  2.75%
                      12/31/2008              N/A              6.211 0
                      12/31/2009              6.211              7.543 0
                      12/31/2010              7.543              9.209 0
VISR 31  2.60%
                      12/31/2008              N/A              6.226 0
                      12/31/2009              6.226              7.574 0
                      12/31/2010              7.574              9.260 0
VISR 32  2.90%
                      12/31/2008              N/A              6.195 0
                      12/31/2009              6.195              7.513 0
                      12/31/2010              7.513              9.159 0
VISR 33  1.70%
                      12/31/2009              N/A              7.758 3
                      12/31/2010              7.758              9.571 6
VISR 34  3.15%
                      12/31/2009              N/A              7.463 0
                      12/31/2010              7.463              9.075 0
VISR 35  2.55%
                      12/31/2009              N/A              7.584 0
                      12/31/2010              7.584              9.277 0
VISR 36  3.00%
                      12/31/2009              N/A              7.493 0
                      12/31/2010              7.493              9.125 0
VISR 39  2.05%
                      12/31/2009              N/A              7.686 0
                      12/31/2010              7.686              9.449 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 4  2.25%
                      12/31/2007              N/A              9.276 0
                      12/31/2008              9.276              6.263 0
                      12/31/2009              6.263              7.645 4
                      12/31/2010              7.645              9.380 0
VISR 5  2.10%
                      12/31/2007              N/A              9.285 0
                      12/31/2008              9.285              6.279 5
                      12/31/2009              6.279              7.676 13
                      12/31/2010              7.676              9.432 12
VISR 6  2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 1
                      12/31/2009              6.247              7.614 1
                      12/31/2010              7.614              9.328 1
VISR 7  1.85%
                      12/31/2008              N/A              6.305 0
                      12/31/2009              6.305              7.727 0
                      12/31/2010              7.727              9.519 0
VISR 8  2.15%
                      12/31/2008              N/A              6.273 0
                      12/31/2009              6.273              7.665 0
                      12/31/2010              7.665              9.415 0
VISR 9  2.00%
                      12/31/2008              N/A              6.289 1
                      12/31/2009              6.289              7.696 2
                      12/31/2010              7.696              9.467 2
AZL Turner Quantitative Small Cap Growth Fund
VISR 10  2.30%
                      12/31/2008              N/A              6.902 0
                      12/31/2009              6.902              8.863 0
                      12/31/2010              8.863              11.159 0
VISR 11  1.55%
                      12/31/2008              N/A              7.095 0
                      12/31/2009              7.095              9.179 1
                      12/31/2010              9.179              11.644 3
VISR 13  1.60%
                      12/31/2008              N/A              7.082 0
                      12/31/2009              7.082              9.158 0
                      12/31/2010              9.158              11.611 0
VISR 15  2.40%
                      12/31/2008              N/A              6.877 0
                      12/31/2009              6.877              8.822 0
                      12/31/2010              8.822              11.096 0
VISR 16  2.70%
                      12/31/2008              N/A              6.801 0
                      12/31/2009              6.801              8.699 0
                      12/31/2010              8.699              10.908 0
VISR 17  2.55%
                      12/31/2008              N/A              6.839 0
                      12/31/2009              6.839              8.760 0
                      12/31/2010              8.760              11.002 0
VISR 18  2.85%
                      12/31/2008              N/A              6.764 1
                      12/31/2009              6.764              8.638 1
                      12/31/2010              8.638              10.816 1

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 19  2.30%
                      12/31/2008              N/A              6.902 4
                      12/31/2009              6.902              8.863 4
                      12/31/2010              8.863              11.159 2
VISR 2  1.45%
                      12/31/2007              N/A              12.755 0
                      12/31/2008              12.755              7.121 0
                      12/31/2009              7.121              9.223 0
                      12/31/2010              9.223              11.711 0
VISR 20  2.60%
                      12/31/2008              N/A              6.827 0
                      12/31/2009              6.827              8.740 0
                      12/31/2010              8.740              10.971 0
VISR 21  2.45%
                      12/31/2008              N/A              6.864 0
                      12/31/2009              6.864              8.801 0
                      12/31/2010              8.801              11.064 0
VISR 22  2.75%
                      12/31/2008              N/A              6.789 0
                      12/31/2009              6.789              8.679 0
                      12/31/2010              8.679              10.878 0
VISR 23  2.00%
                      12/31/2008              N/A              6.979 1
                      12/31/2009              6.979              8.989 1
                      12/31/2010              8.989              11.351 1
VISR 25  2.55%
                      12/31/2008              N/A              6.839 0
                      12/31/2009              6.839              8.760 0
                      12/31/2010              8.760              11.002 0
VISR 26  2.85%
                      12/31/2008              N/A              6.764 0
                      12/31/2009              6.764              8.638 0
                      12/31/2010              8.638              10.816 0
VISR 27  2.70%
                      12/31/2008              N/A              6.801 0
                      12/31/2009              6.801              8.699 0
                      12/31/2010              8.699              10.908 0
VISR 28  3.00%
                      12/31/2008              N/A              6.727 0
                      12/31/2009              6.727              8.579 0
                      12/31/2010              8.579              10.725 0
VISR 29  2.45%
                      12/31/2008              N/A              6.864 0
                      12/31/2009              6.864              8.801 0
                      12/31/2010              8.801              11.064 0
VISR 3  1.95%
                      12/31/2007              N/A              12.585 0
                      12/31/2008              12.585              6.992 0
                      12/31/2009              6.992              9.010 3
                      12/31/2010              9.010              11.383 8
VISR 30  2.75%
                      12/31/2008              N/A              6.789 0
                      12/31/2009              6.789              8.679 0
                      12/31/2010              8.679              10.878 0
VISR 31  2.60%
                      12/31/2008              N/A              6.827 0
                      12/31/2009              6.827              8.740 0
                      12/31/2010              8.740              10.971 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 32  2.90%
                      12/31/2008              N/A              6.752 0
                      12/31/2009              6.752              8.618 0
                      12/31/2010              8.618              10.785 0
VISR 33  1.70%
                      12/31/2009              N/A              9.115 5
                      12/31/2010              9.115              11.545 15
VISR 34  3.15%
                      12/31/2009              N/A              8.518 0
                      12/31/2010              8.518              10.634 0
VISR 35  2.55%
                      12/31/2009              N/A              8.760 0
                      12/31/2010              8.760              11.002 0
VISR 36  3.00%
                      12/31/2009              N/A              8.579 0
                      12/31/2010              8.579              10.725 0
VISR 39  2.05%
                      12/31/2009              N/A              8.968 0
                      12/31/2010              8.968              11.319 0
VISR 4  2.25%
                      12/31/2007              N/A              12.485 0
                      12/31/2008              12.485              6.915 0
                      12/31/2009              6.915              8.884 0
                      12/31/2010              8.884              11.191 0
VISR 5  2.10%
                      12/31/2007              N/A              12.535 0
                      12/31/2008              12.535              6.953 0
                      12/31/2009              6.953              8.947 3
                      12/31/2010              8.947              11.286 2
VISR 6  2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 2
                      12/31/2009              6.877              8.822 3
                      12/31/2010              8.822              11.096 3
VISR 7  1.85%
                      12/31/2008              N/A              7.017 0
                      12/31/2009              7.017              9.052 0
                      12/31/2010              9.052              11.448 1
VISR 8  2.15%
                      12/31/2008              N/A              6.940 0
                      12/31/2009              6.940              8.926 0
                      12/31/2010              8.926              11.254 1
VISR 9  2.00%
                      12/31/2008              N/A              6.979 0
                      12/31/2009              6.979              8.989 0
                      12/31/2010              8.989              11.351 0
BlackRock Global Allocation V.I. Fund
VISR 10  2.30%
                      12/31/2008              N/A              7.872 0
                      12/31/2009              7.872              9.302 0
                      12/31/2010              9.302              9.978 0
VISR 11  1.55%
                      12/31/2008              N/A              13.665 11
                      12/31/2009              13.665              16.269 11
                      12/31/2010              16.269              17.583 20

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 13  1.60%
                      12/31/2008              N/A              7.909 0
                      12/31/2009              7.909              9.411 2
                      12/31/2010              9.411              10.166 2
VISR 15  2.40%
                      12/31/2008              N/A              7.866 0
                      12/31/2009              7.866              9.286 0
                      12/31/2010              9.286              9.951 0
VISR 16  2.70%
                      12/31/2008              N/A              7.851 0
                      12/31/2009              7.851              9.240 0
                      12/31/2010              9.240              9.871 0
VISR 17  2.55%
                      12/31/2008              N/A              7.858 0
                      12/31/2009              7.858              9.263 37
                      12/31/2010              9.263              9.911 38
VISR 18  2.85%
                      12/31/2008              N/A              7.843 0
                      12/31/2009              7.843              9.217 0
                      12/31/2010              9.217              9.832 0
VISR 19  2.30%
                      12/31/2008              N/A              7.872 0
                      12/31/2009              7.872              9.302 0
                      12/31/2010              9.302              9.978 0
VISR 2  1.45%
                      12/31/2008              N/A              7.917 6
                      12/31/2009              7.917              9.435 21
                      12/31/2010              9.435              10.207 21
VISR 20  2.60%
                      12/31/2008              N/A              7.856 0
                      12/31/2009              7.856              9.255 0
                      12/31/2010              9.255              9.898 0
VISR 21  2.45%
                      12/31/2008              N/A              7.864 0
                      12/31/2009              7.864              9.278 0
                      12/31/2010              9.278              9.938 0
VISR 22  2.75%
                      12/31/2008              N/A              7.848 0
                      12/31/2009              7.848              9.232 0
                      12/31/2010              9.232              9.858 0
VISR 23  2.00%
                      12/31/2008              N/A              7.888 3
                      12/31/2009              7.888              9.349 12
                      12/31/2010              9.349              10.058 25
VISR 25  2.55%
                      12/31/2008              N/A              7.858 0
                      12/31/2009              7.858              9.263 24
                      12/31/2010              9.263              9.911 61
VISR 26  2.85%
                      12/31/2008              N/A              7.843 0
                      12/31/2009              7.843              9.217 7
                      12/31/2010              9.217              9.832 7
VISR 27  2.70%
                      12/31/2008              N/A              7.851 0
                      12/31/2009              7.851              9.240 0
                      12/31/2010              9.240              9.871 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 28  3.00%
                      12/31/2008              N/A              7.835 0
                      12/31/2009              7.835              9.194 0
                      12/31/2010              9.194              9.793 0
VISR 29  2.45%
                      12/31/2008              N/A              7.864 0
                      12/31/2009              7.864              9.278 0
                      12/31/2010              9.278              9.938 0
VISR 3  1.95%
                      12/31/2008              N/A              7.890 49
                      12/31/2009              7.890              9.356 129
                      12/31/2010              9.356              10.071 138
VISR 30  2.75%
                      12/31/2008              N/A              7.848 0
                      12/31/2009              7.848              9.232 0
                      12/31/2010              9.232              9.858 0
VISR 31  2.60%
                      12/31/2008              N/A              7.856 0
                      12/31/2009              7.856              9.255 0
                      12/31/2010              9.255              9.898 0
VISR 32  2.90%
                      12/31/2008              N/A              7.840 0
                      12/31/2009              7.840              9.209 0
                      12/31/2010              9.209              9.819 0
VISR 33  1.70%
                      12/31/2009              N/A              9.396 224
                      12/31/2010              9.396              10.139 220
VISR 34  3.15%
                      12/31/2009              N/A              9.171 0
                      12/31/2010              9.171              9.753 0
VISR 35  2.55%
                      12/31/2009              N/A              9.263 46
                      12/31/2010              9.263              9.911 55
VISR 36  3.00%
                      12/31/2009              N/A              9.194 0
                      12/31/2010              9.194              9.793 0
VISR 39  2.05%
                      12/31/2009              N/A              9.341 0
                      12/31/2010              9.341              10.044 0
VISR 4  2.25%
                      12/31/2008              N/A              7.874 3
                      12/31/2009              7.874              9.310 258
                      12/31/2010              9.310              9.991 259
VISR 5  2.10%
                      12/31/2008              N/A              7.882 201
                      12/31/2009              7.882              9.333 425
                      12/31/2010              9.333              10.031 448
VISR 6  2.40%
                      12/31/2008              N/A              7.866 4
                      12/31/2009              7.866              9.286 43
                      12/31/2010              9.286              9.951 51
VISR 7  1.85%
                      12/31/2008              N/A              7.895 0
                      12/31/2009              7.895              9.372 8
                      12/31/2010              9.372              10.098 16

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 8  2.15%
                      12/31/2008              N/A              7.880 0
                      12/31/2009              7.880              9.325 0
                      12/31/2010              9.325              10.018 0
VISR 9  2.00%
                      12/31/2008              N/A              7.888 3
                      12/31/2009              7.888              9.349 26
                      12/31/2010              9.349              10.058 24
Davis VA Financial Portfolio
VISR 10  2.30%
                      12/31/2008              N/A              7.727 0
                      12/31/2009              7.727              10.661 0
                      12/31/2010              10.661              11.575 0
VISR 11  1.55%
                      12/31/2008              N/A              7.378 0
                      12/31/2009              7.378              10.257 3
                      12/31/2010              10.257              11.220 2
VISR 13  1.60%
                      12/31/2008              N/A              8.140 0
                      12/31/2009              8.140              11.309 0
                      12/31/2010              11.309              12.365 0
VISR 15  2.40%
                      12/31/2008              N/A              7.659 0
                      12/31/2009              7.659              10.556 0
                      12/31/2010              10.556              11.449 0
VISR 16  2.70%
                      12/31/2008              N/A              7.456 0
                      12/31/2009              7.456              10.246 0
                      12/31/2010              10.246              11.080 0
VISR 17  2.55%
                      12/31/2008              N/A              7.557 0
                      12/31/2009              7.557              10.400 0
                      12/31/2010              10.400              11.263 0
VISR 18  2.85%
                      12/31/2008              N/A              7.357 0
                      12/31/2009              7.357              10.095 0
                      12/31/2010              10.095              10.900 0
VISR 19  2.30%
                      12/31/2008              N/A              7.727 3
                      12/31/2009              7.727              10.661 3
                      12/31/2010              10.661              11.575 0
VISR 2  1.45%
                      12/31/2007              N/A              15.770 0
                      12/31/2008              15.770              8.336 0
                      12/31/2009              8.336              11.600 1
                      12/31/2010              11.600              12.702 1
VISR 20  2.60%
                      12/31/2008              N/A              7.523 0
                      12/31/2009              7.523              10.349 0
                      12/31/2010              10.349              11.202 0
VISR 21  2.45%
                      12/31/2008              N/A              7.624 0
                      12/31/2009              7.624              10.504 0
                      12/31/2010              10.504              11.387 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 22  2.75%
                      12/31/2008              N/A              7.423 0
                      12/31/2009              7.423              10.196 0
                      12/31/2010              10.196              11.020 0
VISR 23  2.00%
                      12/31/2008              N/A              7.937 0
                      12/31/2009              7.937              10.983 0
                      12/31/2010              10.983              11.961 0
VISR 25  2.55%
                      12/31/2008              N/A              7.557 0
                      12/31/2009              7.557              10.400 0
                      12/31/2010              10.400              11.263 0
VISR 26  2.85%
                      12/31/2008              N/A              7.357 0
                      12/31/2009              7.357              10.095 0
                      12/31/2010              10.095              10.900 0
VISR 27  2.70%
                      12/31/2008              N/A              7.456 0
                      12/31/2009              7.456              10.246 0
                      12/31/2010              10.246              11.080 0
VISR 28  3.00%
                      12/31/2008              N/A              7.259 0
                      12/31/2009              7.259              9.946 0
                      12/31/2010              9.946              10.723 0
VISR 29  2.45%
                      12/31/2008              N/A              7.624 0
                      12/31/2009              7.624              10.504 0
                      12/31/2010              10.504              11.387 0
VISR 3  1.95%
                      12/31/2007              N/A              15.157 0
                      12/31/2008              15.157              7.972 3
                      12/31/2009              7.972              11.038 6
                      12/31/2010              11.038              12.026 13
VISR 30  2.75%
                      12/31/2008              N/A              7.423 0
                      12/31/2009              7.423              10.196 0
                      12/31/2010              10.196              11.020 0
VISR 31  2.60%
                      12/31/2008              N/A              7.523 0
                      12/31/2009              7.523              10.349 0
                      12/31/2010              10.349              11.202 0
VISR 32  2.90%
                      12/31/2008              N/A              7.324 0
                      12/31/2009              7.324              10.045 0
                      12/31/2010              10.045              10.841 0
VISR 33  1.70%
                      12/31/2009              N/A              11.315 2
                      12/31/2010              11.315              12.359 2
VISR 34  3.15%
                      12/31/2009              N/A              9.799 0
                      12/31/2010              9.799              10.549 0
VISR 35  2.55%
                      12/31/2009              N/A              10.400 1
                      12/31/2010              10.400              11.263 0
VISR 36  3.00%
                      12/31/2009              N/A              9.946 0
                      12/31/2010              9.946              10.723 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 39  2.05%
                      12/31/2009              N/A              10.929 0
                      12/31/2010              10.929              11.896 0
VISR 4  2.25%
                      12/31/2007              N/A              14.801 0
                      12/31/2008              14.801              7.762 1
                      12/31/2009              7.762              10.714 1
                      12/31/2010              10.714              11.639 1
VISR 5  2.10%
                      12/31/2007              N/A              14.978 0
                      12/31/2008              14.978              7.866 3
                      12/31/2009              7.866              10.875 3
                      12/31/2010              10.875              11.831 5
VISR 6  2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 2
                      12/31/2009              7.659              10.556 4
                      12/31/2010              10.556              11.449 4
VISR 7  1.85%
                      12/31/2008              N/A              8.044 1
                      12/31/2009              8.044              11.148 1
                      12/31/2010              11.148              12.159 1
VISR 8  2.15%
                      12/31/2008              N/A              7.831 0
                      12/31/2009              7.831              10.821 0
                      12/31/2010              10.821              11.767 0
VISR 9  2.00%
                      12/31/2008              N/A              7.937 1
                      12/31/2009              7.937              10.983 12
                      12/31/2010              10.983              11.961 4
Franklin High Income Securities Fund
VISR 10  2.30%
                      12/31/2008              N/A              15.680 0
                      12/31/2009              15.680              21.866 0
                      12/31/2010              21.866              24.202 0
VISR 11  1.55%
                      12/31/2008              N/A              18.615 9
                      12/31/2009              18.615              26.154 12
                      12/31/2010              26.154              29.166 12
VISR 13  1.60%
                      12/31/2008              N/A              18.837 0
                      12/31/2009              18.837              26.452 0
                      12/31/2010              26.452              29.484 0
VISR 15  2.40%
                      12/31/2008              N/A              15.711 0
                      12/31/2009              15.711              21.887 0
                      12/31/2010              21.887              24.201 0
VISR 16  2.70%
                      12/31/2008              N/A              14.798 0
                      12/31/2009              14.798              20.554 0
                      12/31/2010              20.554              22.659 0
VISR 17  2.55%
                      12/31/2008              N/A              15.248 0
                      12/31/2009              15.248              21.210 0
                      12/31/2010              21.210              23.417 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 18  2.85%
                      12/31/2008              N/A              14.362 0
                      12/31/2009              14.362              19.918 0
                      12/31/2010              19.918              21.925 0
VISR 19  2.30%
                      12/31/2008              N/A              15.680 0
                      12/31/2009              15.680              21.866 0
                      12/31/2010              21.866              24.202 1
VISR 2  1.45%
                      12/31/2007              N/A              24.566 0
                      12/31/2008              24.566              18.552 0
                      12/31/2009              18.552              26.091 0
                      12/31/2010              26.091              29.125 0
VISR 20  2.60%
                      12/31/2008              N/A              15.097 0
                      12/31/2009              15.097              20.989 0
                      12/31/2010              20.989              23.162 0
VISR 21  2.45%
                      12/31/2008              N/A              15.555 0
                      12/31/2009              15.555              21.659 0
                      12/31/2010              21.659              23.937 0
VISR 22  2.75%
                      12/31/2008              N/A              14.651 0
                      12/31/2009              14.651              20.340 0
                      12/31/2010              20.340              22.411 0
VISR 23  2.00%
                      12/31/2008              N/A              17.016 0
                      12/31/2009              17.016              23.801 0
                      12/31/2010              23.801              26.423 0
VISR 25  2.55%
                      12/31/2008              N/A              15.248 0
                      12/31/2009              15.248              21.210 0
                      12/31/2010              21.210              23.417 0
VISR 26  2.85%
                      12/31/2008              N/A              14.362 0
                      12/31/2009              14.362              19.918 0
                      12/31/2010              19.918              21.925 0
VISR 27  2.70%
                      12/31/2008              N/A              14.798 0
                      12/31/2009              14.798              20.554 0
                      12/31/2010              20.554              22.659 0
VISR 28  3.00%
                      12/31/2008              N/A              13.938 0
                      12/31/2009              13.938              19.302 0
                      12/31/2010              19.302              21.215 0
VISR 29  2.45%
                      12/31/2008              N/A              15.555 0
                      12/31/2009              15.555              21.659 0
                      12/31/2010              21.659              23.937 0
VISR 3  1.95%
                      12/31/2007              N/A              22.874 0
                      12/31/2008              22.874              17.187 2
                      12/31/2009              17.187              24.052 3
                      12/31/2010              24.052              26.714 15
VISR 30  2.75%
                      12/31/2008              N/A              14.651 0
                      12/31/2009              14.651              20.340 0
                      12/31/2010              20.340              22.411 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 31  2.60%
                      12/31/2008              N/A              15.097 0
                      12/31/2009              15.097              20.989 0
                      12/31/2010              20.989              23.162 0
VISR 32  2.90%
                      12/31/2008              N/A              14.219 0
                      12/31/2009              14.219              19.710 0
                      12/31/2010              19.710              21.685 0
VISR 33  1.70%
                      12/31/2009              N/A              25.345 9
                      12/31/2010              25.345              28.221 5
VISR 34  3.15%
                      12/31/2009              N/A              18.705 0
                      12/31/2010              18.705              20.527 0
VISR 35  2.55%
                      12/31/2009              N/A              21.210 1
                      12/31/2010              21.210              23.417 1
VISR 36  3.00%
                      12/31/2009              N/A              19.302 0
                      12/31/2010              19.302              21.215 0
VISR 39  2.05%
                      12/31/2009              N/A              23.553 0
                      12/31/2010              23.553              26.134 0
VISR 4  2.25%
                      12/31/2007              N/A              21.610 0
                      12/31/2008              21.610              16.188 0
                      12/31/2009              16.188              22.586 16
                      12/31/2010              22.586              25.012 15
VISR 5  2.10%
                      12/31/2007              N/A              22.233 0
                      12/31/2008              22.233              16.680 1
                      12/31/2009              16.680              23.307 10
                      12/31/2010              23.307              25.849 9
VISR 6  2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 0
                      12/31/2009              15.711              21.887 7
                      12/31/2010              21.887              24.201 7
VISR 7  1.85%
                      12/31/2008              N/A              17.547 0
                      12/31/2009              17.547              24.580 0
                      12/31/2010              24.580              27.328 0
VISR 8  2.15%
                      12/31/2008              N/A              16.536 0
                      12/31/2009              16.536              23.094 1
                      12/31/2010              23.094              25.599 0
VISR 9  2.00%
                      12/31/2008              N/A              17.016 0
                      12/31/2009              17.016              23.801 3
                      12/31/2010              23.801              26.423 2
Franklin Income Securities Fund
VISR 10  2.30%
                      12/31/2008              N/A              27.497 0
                      12/31/2009              27.497              36.436 0
                      12/31/2010              36.436              40.120 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 11  1.55%
                      12/31/2008              N/A              32.643 5
                      12/31/2009              32.643              43.581 13
                      12/31/2010              43.581              48.348 13
VISR 13  1.60%
                      12/31/2008              N/A              32.173 0
                      12/31/2009              32.173              42.932 0
                      12/31/2010              42.932              47.605 0
VISR 15  2.40%
                      12/31/2008              N/A              27.551 0
                      12/31/2009              27.551              36.471 0
                      12/31/2010              36.471              40.119 0
VISR 16  2.70%
                      12/31/2008              N/A              25.950 0
                      12/31/2009              25.950              34.249 0
                      12/31/2010              34.249              37.562 0
VISR 17  2.55%
                      12/31/2008              N/A              26.738 0
                      12/31/2009              26.738              35.343 0
                      12/31/2010              35.343              38.819 0
VISR 18  2.85%
                      12/31/2008              N/A              25.185 0
                      12/31/2009              25.185              33.190 0
                      12/31/2010              33.190              36.345 0
VISR 19  2.30%
                      12/31/2008              N/A              27.497 0
                      12/31/2009              27.497              36.436 0
                      12/31/2010              36.436              40.120 0
VISR 2  1.45%
                      12/31/2007              N/A              46.924 0
                      12/31/2008              46.924              32.532 3
                      12/31/2009              32.532              43.476 8
                      12/31/2010              43.476              48.280 7
VISR 20  2.60%
                      12/31/2008              N/A              26.473 0
                      12/31/2009              26.473              34.975 0
                      12/31/2010              34.975              38.395 0
VISR 21  2.45%
                      12/31/2008              N/A              27.277 0
                      12/31/2009              27.277              36.091 0
                      12/31/2010              36.091              39.681 0
VISR 22  2.75%
                      12/31/2008              N/A              25.692 0
                      12/31/2009              25.692              33.892 0
                      12/31/2010              33.892              37.151 0
VISR 23  2.00%
                      12/31/2008              N/A              29.840 1
                      12/31/2009              29.840              39.660 3
                      12/31/2010              39.660              43.801 3
VISR 25  2.55%
                      12/31/2008              N/A              26.738 4
                      12/31/2009              26.738              35.343 0
                      12/31/2010              35.343              38.819 0
VISR 26  2.85%
                      12/31/2008              N/A              25.185 0
                      12/31/2009              25.185              33.190 0
                      12/31/2010              33.190              36.345 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 27  2.70%
                      12/31/2008              N/A              25.950 0
                      12/31/2009              25.950              34.249 0
                      12/31/2010              34.249              37.562 0
VISR 28  3.00%
                      12/31/2008              N/A              24.442 0
                      12/31/2009              24.442              32.163 0
                      12/31/2010              32.163              35.167 0
VISR 29  2.45%
                      12/31/2008              N/A              27.277 0
                      12/31/2009              27.277              36.091 0
                      12/31/2010              36.091              39.681 0
VISR 3  1.95%
                      12/31/2007              N/A              43.691 0
                      12/31/2008              43.691              30.139 8
                      12/31/2009              30.139              40.077 17
                      12/31/2010              40.077              44.284 27
VISR 30  2.75%
                      12/31/2008              N/A              25.692 0
                      12/31/2009              25.692              33.892 0
                      12/31/2010              33.892              37.151 0
VISR 31  2.60%
                      12/31/2008              N/A              26.473 0
                      12/31/2009              26.473              34.975 0
                      12/31/2010              34.975              38.395 0
VISR 32  2.90%
                      12/31/2008              N/A              24.935 0
                      12/31/2009              24.935              32.844 0
                      12/31/2010              32.844              35.948 0
VISR 33  1.70%
                      12/31/2009              N/A              42.233 0
                      12/31/2010              42.233              46.782 0
VISR 34  3.15%
                      12/31/2009              N/A              31.168 0
                      12/31/2010              31.168              34.028 0
VISR 35  2.55%
                      12/31/2009              N/A              35.343 0
                      12/31/2010              35.343              38.819 0
VISR 36  3.00%
                      12/31/2009              N/A              32.163 0
                      12/31/2010              32.163              35.167 0
VISR 39  2.05%
                      12/31/2009              N/A              39.246 0
                      12/31/2010              39.246              43.323 0
VISR 4  2.25%
                      12/31/2007              N/A              41.276 0
                      12/31/2008              41.276              28.388 4
                      12/31/2009              28.388              37.636 6
                      12/31/2010              37.636              41.462 5
VISR 5  2.10%
                      12/31/2007              N/A              42.467 0
                      12/31/2008              42.467              29.250 9
                      12/31/2009              29.250              38.837 13
                      12/31/2010              38.837              42.850 20

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 6  2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 0
                      12/31/2009              27.551              36.471 1
                      12/31/2010              36.471              40.119 1
VISR 7  1.85%
                      12/31/2008              N/A              30.770 0
                      12/31/2009              30.770              40.957 1
                      12/31/2010              40.957              45.302 2
VISR 8  2.15%
                      12/31/2008              N/A              28.997 0
                      12/31/2009              28.997              38.482 0
                      12/31/2010              38.482              42.436 0
VISR 9  2.00%
                      12/31/2008              N/A              29.840 0
                      12/31/2009              29.840              39.660 1
                      12/31/2010              39.660              43.801 2
Franklin Templeton VIP Founding Funds Allocation Fund
VISR 10  2.30%
                      12/31/2008              N/A              5.769 0
                      12/31/2009              5.769              7.343 0
                      12/31/2010              7.343              7.912 2
VISR 11  1.55%
                      12/31/2008              N/A              5.834 1
                      12/31/2009              5.834              7.482 7
                      12/31/2010              7.482              8.122 13
VISR 13  1.60%
                      12/31/2008              N/A              5.829 0
                      12/31/2009              5.829              7.472 0
                      12/31/2010              7.472              8.108 0
VISR 15  2.40%
                      12/31/2008              N/A              5.760 0
                      12/31/2009              5.760              7.324 0
                      12/31/2010              7.324              7.884 0
VISR 16  2.70%
                      12/31/2008              N/A              5.734 0
                      12/31/2009              5.734              7.270 0
                      12/31/2010              7.270              7.802 0
VISR 17  2.55%
                      12/31/2008              N/A              5.747 6
                      12/31/2009              5.747              7.297 6
                      12/31/2010              7.297              7.843 6
VISR 18  2.85%
                      12/31/2008              N/A              5.721 2
                      12/31/2009              5.721              7.243 2
                      12/31/2010              7.243              7.761 2
VISR 19  2.30%
                      12/31/2008              N/A              5.769 0
                      12/31/2009              5.769              7.343 0
                      12/31/2010              7.343              7.912 0
VISR 2  1.45%
                      12/31/2007              N/A              9.244 0
                      12/31/2008              9.244              5.842 123
                      12/31/2009              5.842              7.500 104
                      12/31/2010              7.500              8.150 46

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 20  2.60%
                      12/31/2008              N/A              5.742 0
                      12/31/2009              5.742              7.288 0
                      12/31/2010              7.288              7.829 0
VISR 21  2.45%
                      12/31/2008              N/A              5.755 0
                      12/31/2009              5.755              7.315 2
                      12/31/2010              7.315              7.870 2
VISR 22  2.75%
                      12/31/2008              N/A              5.729 0
                      12/31/2009              5.729              7.260 0
                      12/31/2010              7.260              7.788 0
VISR 23  2.00%
                      12/31/2008              N/A              5.795 0
                      12/31/2009              5.795              7.398 0
                      12/31/2010              7.398              7.995 0
VISR 25  2.55%
                      12/31/2008              N/A              5.747 0
                      12/31/2009              5.747              7.297 0
                      12/31/2010              7.297              7.843 0
VISR 26  2.85%
                      12/31/2008              N/A              5.721 0
                      12/31/2009              5.721              7.243 0
                      12/31/2010              7.243              7.761 0
VISR 27  2.70%
                      12/31/2008              N/A              5.734 0
                      12/31/2009              5.734              7.270 0
                      12/31/2010              7.270              7.802 0
VISR 28  3.00%
                      12/31/2008              N/A              5.708 0
                      12/31/2009              5.708              7.215 0
                      12/31/2010              7.215              7.720 0
VISR 29  2.45%
                      12/31/2008              N/A              5.755 0
                      12/31/2009              5.755              7.315 0
                      12/31/2010              7.315              7.870 0
VISR 3  1.95%
                      12/31/2007              N/A              9.221 0
                      12/31/2008              9.221              5.799 89
                      12/31/2009              5.799              7.407 95
                      12/31/2010              7.407              8.009 197
VISR 30  2.75%
                      12/31/2008              N/A              5.729 0
                      12/31/2009              5.729              7.260 0
                      12/31/2010              7.260              7.788 0
VISR 31  2.60%
                      12/31/2008              N/A              5.742 0
                      12/31/2009              5.742              7.288 0
                      12/31/2010              7.288              7.829 0
VISR 32  2.90%
                      12/31/2008              N/A              5.717 0
                      12/31/2009              5.717              7.233 0
                      12/31/2010              7.233              7.747 0
VISR 33  1.70%
                      12/31/2009              N/A              7.454 5
                      12/31/2010              7.454              8.079 5

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 34  3.15%
                      12/31/2009              N/A              7.188 0
                      12/31/2010              7.188              7.679 0
VISR 35  2.55%
                      12/31/2009              N/A              7.297 0
                      12/31/2010              7.297              7.843 0
VISR 36  3.00%
                      12/31/2009              N/A              7.215 0
                      12/31/2010              7.215              7.720 0
VISR 39  2.05%
                      12/31/2009              N/A              7.389 0
                      12/31/2010              7.389              7.981 0
VISR 4  2.25%
                      12/31/2007              N/A              9.207 0
                      12/31/2008              9.207              5.773 3
                      12/31/2009              5.773              7.352 27
                      12/31/2010              7.352              7.925 5
VISR 5  2.10%
                      12/31/2007              N/A              9.214 0
                      12/31/2008              9.214              5.786 59
                      12/31/2009              5.786              7.379 54
                      12/31/2010              7.379              7.967 167
VISR 6  2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 5
                      12/31/2009              5.760              7.324 4
                      12/31/2010              7.324              7.884 32
VISR 7  1.85%
                      12/31/2008              N/A              5.808 9
                      12/31/2009              5.808              7.426 12
                      12/31/2010              7.426              8.037 43
VISR 8  2.15%
                      12/31/2008              N/A              5.782 0
                      12/31/2009              5.782              7.370 0
                      12/31/2010              7.370              7.953 25
VISR 9  2.00%
                      12/31/2008              N/A              5.795 22
                      12/31/2009              5.795              7.398 19
                      12/31/2010              7.398              7.995 29
Franklin U.S. Government Fund
VISR 10  2.30%
                      12/31/2008              N/A              22.658 0
                      12/31/2009              22.658              22.828 0
                      12/31/2010              22.828              23.488 0
VISR 11  1.55%
                      12/31/2008              N/A              26.986 0
                      12/31/2009              26.986              27.393 1
                      12/31/2010              27.393              28.397 1
VISR 13  1.60%
                      12/31/2008              N/A              26.531 0
                      12/31/2009              26.531              26.918 0
                      12/31/2010              26.918              27.890 0
VISR 15  2.40%
                      12/31/2008              N/A              22.803 0
                      12/31/2009              22.803              22.951 0
                      12/31/2010              22.951              23.590 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 16  2.70%
                      12/31/2008              N/A              21.486 0
                      12/31/2009              21.486              21.561 5
                      12/31/2010              21.561              22.096 17
VISR 17  2.55%
                      12/31/2008              N/A              22.135 0
                      12/31/2009              22.135              22.245 2
                      12/31/2010              22.245              22.831 21
VISR 18  2.85%
                      12/31/2008              N/A              20.857 0
                      12/31/2009              20.857              20.898 0
                      12/31/2010              20.898              21.384 1
VISR 19  2.30%
                      12/31/2008              N/A              22.658 0
                      12/31/2009              22.658              22.828 0
                      12/31/2010              22.828              23.488 0
VISR 2  1.45%
                      12/31/2007              N/A              25.281 0
                      12/31/2008              25.281              26.807 1
                      12/31/2009              26.807              27.239 2
                      12/31/2010              27.239              28.265 1
VISR 20  2.60%
                      12/31/2008              N/A              21.916 0
                      12/31/2009              21.916              22.015 0
                      12/31/2010              22.015              22.583 0
VISR 21  2.45%
                      12/31/2008              N/A              22.578 0
                      12/31/2009              22.578              22.713 0
                      12/31/2010              22.713              23.334 0
VISR 22  2.75%
                      12/31/2008              N/A              21.274 0
                      12/31/2009              21.274              21.338 0
                      12/31/2010              21.338              21.856 0
VISR 23  2.00%
                      12/31/2008              N/A              24.684 0
                      12/31/2009              24.684              24.944 0
                      12/31/2010              24.944              25.742 0
VISR 25  2.55%
                      12/31/2008              N/A              22.135 0
                      12/31/2009              22.135              22.245 0
                      12/31/2010              22.245              22.831 0
VISR 26  2.85%
                      12/31/2008              N/A              20.857 0
                      12/31/2009              20.857              20.898 0
                      12/31/2010              20.898              21.384 0
VISR 27  2.70%
                      12/31/2008              N/A              21.486 0
                      12/31/2009              21.486              21.561 0
                      12/31/2010              21.561              22.096 0
VISR 28  3.00%
                      12/31/2008              N/A              20.246 0
                      12/31/2009              20.246              20.256 0
                      12/31/2010              20.256              20.696 0
VISR 29  2.45%
                      12/31/2008              N/A              22.578 0
                      12/31/2009              22.578              22.713 0
                      12/31/2010              22.713              23.334 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 3  1.95%
                      12/31/2007              N/A              23.629 0
                      12/31/2008              23.629              24.930 7
                      12/31/2009              24.930              25.205 4
                      12/31/2010              25.205              26.024 5
VISR 30  2.75%
                      12/31/2008              N/A              21.274 0
                      12/31/2009              21.274              21.338 0
                      12/31/2010              21.338              21.856 0
VISR 31  2.60%
                      12/31/2008              N/A              21.916 0
                      12/31/2009              21.916              22.015 0
                      12/31/2010              22.015              22.583 0
VISR 32  2.90%
                      12/31/2008              N/A              20.651 0
                      12/31/2009              20.651              20.682 0
                      12/31/2010              20.682              21.152 0
VISR 33  1.70%
                      12/31/2009              N/A              26.551 1
                      12/31/2010              26.551              27.483 1
VISR 34  3.15%
                      12/31/2009              N/A              19.633 0
                      12/31/2010              19.633              20.029 0
VISR 35  2.55%
                      12/31/2009              N/A              22.245 1
                      12/31/2010              22.245              22.831 1
VISR 36  3.00%
                      12/31/2009              N/A              20.256 0
                      12/31/2010              20.256              20.696 0
VISR 39  2.05%
                      12/31/2009              N/A              24.685 0
                      12/31/2010              24.685              25.462 0
VISR 4  2.25%
                      12/31/2007              N/A              22.332 0
                      12/31/2008              22.332              23.491 2
                      12/31/2009              23.491              23.679 13
                      12/31/2010              23.679              24.375 10
VISR 5  2.10%
                      12/31/2007              N/A              22.971 0
                      12/31/2008              22.971              24.199 5
                      12/31/2009              24.199              24.430 6
                      12/31/2010              24.430              25.186 8
VISR 6  2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 0
                      12/31/2009              22.803              22.951 6
                      12/31/2010              22.951              23.590 2
VISR 7  1.85%
                      12/31/2008              N/A              25.369 0
                      12/31/2009              25.369              25.675 0
                      12/31/2010              25.675              26.535 0
VISR 8  2.15%
                      12/31/2008              N/A              23.907 0
                      12/31/2009              23.907              24.123 0
                      12/31/2010              24.123              24.857 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 9  2.00%
                      12/31/2008              N/A              24.684 0
                      12/31/2009              24.684              24.944 0
                      12/31/2010              24.944              25.742 0
Mutual Global Discovery Securities Fund
VISR 10  2.30%
                      12/31/2008              N/A              18.846 0
                      12/31/2009              18.846              22.711 0
                      12/31/2010              22.711              24.849 1
VISR 11  1.55%
                      12/31/2008              N/A              20.664 3
                      12/31/2009              20.664              25.090 11
                      12/31/2010              25.090              27.658 12
VISR 13  1.60%
                      12/31/2008              N/A              20.348 0
                      12/31/2009              20.348              24.694 1
                      12/31/2010              24.694              27.208 1
VISR 15  2.40%
                      12/31/2008              N/A              18.635 0
                      12/31/2009              18.635              22.435 0
                      12/31/2010              22.435              24.522 0
VISR 16  2.70%
                      12/31/2008              N/A              17.968 0
                      12/31/2009              17.968              21.567 0
                      12/31/2010              21.567              23.503 0
VISR 17  2.55%
                      12/31/2008              N/A              18.299 4
                      12/31/2009              18.299              21.997 4
                      12/31/2010              21.997              24.007 4
VISR 18  2.85%
                      12/31/2008              N/A              17.643 1
                      12/31/2009              17.643              21.145 1
                      12/31/2010              21.145              23.009 1
VISR 19  2.30%
                      12/31/2008              N/A              18.846 0
                      12/31/2009              18.846              22.711 0
                      12/31/2010              22.711              24.849 5
VISR 2  1.45%
                      12/31/2007              N/A              29.664 0
                      12/31/2008              29.664              20.917 11
                      12/31/2009              20.917              25.422 13
                      12/31/2010              25.422              28.053 2
VISR 20  2.60%
                      12/31/2008              N/A              18.188 0
                      12/31/2009              18.188              21.853 0
                      12/31/2010              21.853              23.838 0
VISR 21  2.45%
                      12/31/2008              N/A              18.523 0
                      12/31/2009              18.523              22.288 1
                      12/31/2010              22.288              24.349 1
VISR 22  2.75%
                      12/31/2008              N/A              17.859 0
                      12/31/2009              17.859              21.426 0
                      12/31/2010              21.426              23.337 0
VISR 23  2.00%
                      12/31/2008              N/A              19.564 1
                      12/31/2009              19.564              23.648 1
                      12/31/2010              23.648              25.951 1

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 25  2.55%
                      12/31/2008              N/A              18.299 0
                      12/31/2009              18.299              21.997 0
                      12/31/2010              21.997              24.007 0
VISR 26  2.85%
                      12/31/2008              N/A              17.643 0
                      12/31/2009              17.643              21.145 0
                      12/31/2010              21.145              23.009 0
VISR 27  2.70%
                      12/31/2008              N/A              17.968 0
                      12/31/2009              17.968              21.567 0
                      12/31/2010              21.567              23.503 0
VISR 28  3.00%
                      12/31/2008              N/A              17.324 0
                      12/31/2009              17.324              20.732 0
                      12/31/2010              20.732              22.525 0
VISR 29  2.45%
                      12/31/2008              N/A              18.523 0
                      12/31/2009              18.523              22.288 0
                      12/31/2010              22.288              24.349 0
VISR 3  1.95%
                      12/31/2007              N/A              28.055 0
                      12/31/2008              28.055              19.683 6
                      12/31/2009              19.683              23.804 11
                      12/31/2010              23.804              26.136 23
VISR 30  2.75%
                      12/31/2008              N/A              17.859 0
                      12/31/2009              17.859              21.426 0
                      12/31/2010              21.426              23.337 0
VISR 31  2.60%
                      12/31/2008              N/A              18.188 0
                      12/31/2009              18.188              21.853 0
                      12/31/2010              21.853              23.838 0
VISR 32  2.90%
                      12/31/2008              N/A              17.536 0
                      12/31/2009              17.536              21.007 0
                      12/31/2010              21.007              22.846 0
VISR 33  1.70%
                      12/31/2009              N/A              24.600 2
                      12/31/2010              24.600              27.077 3
VISR 34  3.15%
                      12/31/2009              N/A              20.327 0
                      12/31/2010              20.327              22.052 0
VISR 35  2.55%
                      12/31/2009              N/A              21.997 0
                      12/31/2010              21.997              24.007 0
VISR 36  3.00%
                      12/31/2009              N/A              20.732 0
                      12/31/2010              20.732              22.525 0
VISR 39  2.05%
                      12/31/2009              N/A              23.493 0
                      12/31/2010              23.493              25.768 0
VISR 4  2.25%
                      12/31/2007              N/A              27.132 0
                      12/31/2008              27.132              18.978 1
                      12/31/2009              18.978              22.883 2
                      12/31/2010              22.883              25.049 3

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 5  2.10%
                      12/31/2007              N/A              27.590 0
                      12/31/2008              27.590              19.328 3
                      12/31/2009              19.328              23.339 4
                      12/31/2010              23.339              25.586 16
VISR 6  2.40%
                      12/31/2007              N/A              26.682 0
                      12/31/2008              26.682              18.635 2
                      12/31/2009              18.635              22.435 3
                      12/31/2010              22.435              24.522 8
VISR 7  1.85%
                      12/31/2008              N/A              19.942 0
                      12/31/2009              19.942              24.141 1
                      12/31/2010              24.141              26.532 4
VISR 8  2.15%
                      12/31/2008              N/A              19.228 0
                      12/31/2009              19.228              23.206 0
                      12/31/2010              23.206              25.428 2
VISR 9  2.00%
                      12/31/2008              N/A              19.564 0
                      12/31/2009              19.564              23.648 3
                      12/31/2010              23.648              25.951 2
Mutual Shares Securities Fund
VISR 10  2.30%
                      12/31/2008              N/A              13.423 0
                      12/31/2009              13.423              16.535 0
                      12/31/2010              16.535              17.968 1
VISR 11  1.55%
                      12/31/2008              N/A              14.705 0
                      12/31/2009              14.705              18.250 4
                      12/31/2010              18.250              19.981 4
VISR 13  1.60%
                      12/31/2008              N/A              14.520 0
                      12/31/2009              14.520              18.011 0
                      12/31/2010              18.011              19.709 0
VISR 15  2.40%
                      12/31/2008              N/A              13.261 0
                      12/31/2009              13.261              16.319 0
                      12/31/2010              16.319              17.715 0
VISR 16  2.70%
                      12/31/2008              N/A              12.786 0
                      12/31/2009              12.786              15.687 0
                      12/31/2010              15.687              16.979 0
VISR 17  2.55%
                      12/31/2008              N/A              13.021 0
                      12/31/2009              13.021              16.000 0
                      12/31/2010              16.000              17.343 0
VISR 18  2.85%
                      12/31/2008              N/A              12.555 0
                      12/31/2009              12.555              15.381 0
                      12/31/2010              15.381              16.622 0
VISR 19  2.30%
                      12/31/2008              N/A              13.423 0
                      12/31/2009              13.423              16.535 0
                      12/31/2010              16.535              17.968 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 2  1.45%
                      12/31/2007              N/A              24.013 0
                      12/31/2008              24.013              14.885 2
                      12/31/2009              14.885              18.492 12
                      12/31/2010              18.492              20.266 7
VISR 20  2.60%
                      12/31/2008              N/A              12.942 0
                      12/31/2009              12.942              15.895 0
                      12/31/2010              15.895              17.221 0
VISR 21  2.45%
                      12/31/2008              N/A              13.181 0
                      12/31/2009              13.181              16.212 0
                      12/31/2010              16.212              17.590 0
VISR 22  2.75%
                      12/31/2008              N/A              12.709 0
                      12/31/2009              12.709              15.584 0
                      12/31/2010              15.584              16.859 0
VISR 23  2.00%
                      12/31/2008              N/A              13.922 0
                      12/31/2009              13.922              17.201 1
                      12/31/2010              17.201              18.747 1
VISR 25  2.55%
                      12/31/2008              N/A              13.021 0
                      12/31/2009              13.021              16.000 0
                      12/31/2010              16.000              17.343 0
VISR 26  2.85%
                      12/31/2008              N/A              12.555 0
                      12/31/2009              12.555              15.381 0
                      12/31/2010              15.381              16.622 0
VISR 27  2.70%
                      12/31/2008              N/A              12.786 0
                      12/31/2009              12.786              15.687 0
                      12/31/2010              15.687              16.979 0
VISR 28  3.00%
                      12/31/2008              N/A              12.328 1
                      12/31/2009              12.328              15.080 1
                      12/31/2010              15.080              16.273 1
VISR 29  2.45%
                      12/31/2008              N/A              13.181 0
                      12/31/2009              13.181              16.212 0
                      12/31/2010              16.212              17.590 0
VISR 3  1.95%
                      12/31/2007              N/A              22.711 0
                      12/31/2008              22.711              14.007 12
                      12/31/2009              14.007              17.314 27
                      12/31/2010              17.314              18.881 39
VISR 30  2.75%
                      12/31/2008              N/A              12.709 0
                      12/31/2009              12.709              15.584 0
                      12/31/2010              15.584              16.859 0
VISR 31  2.60%
                      12/31/2008              N/A              12.942 0
                      12/31/2009              12.942              15.895 0
                      12/31/2010              15.895              17.221 0
VISR 32  2.90%
                      12/31/2008              N/A              12.479 0
                      12/31/2009              12.479              15.280 0
                      12/31/2010              15.280              16.505 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 33  1.70%
                      12/31/2009              N/A              17.893 9
                      12/31/2010              17.893              19.561 8
VISR 34  3.15%
                      12/31/2009              N/A              14.785 0
                      12/31/2010              14.785              15.931 0
VISR 35  2.55%
                      12/31/2009              N/A              16.000 0
                      12/31/2010              16.000              17.343 0
VISR 36  3.00%
                      12/31/2009              N/A              15.080 0
                      12/31/2010              15.080              16.273 0
VISR 39  2.05%
                      12/31/2009              N/A              17.088 0
                      12/31/2010              17.088              18.615 0
VISR 4  2.25%
                      12/31/2007              N/A              21.963 0
                      12/31/2008              21.963              13.505 1
                      12/31/2009              13.505              16.644 3
                      12/31/2010              16.644              18.096 3
VISR 5  2.10%
                      12/31/2007              N/A              22.334 0
                      12/31/2008              22.334              13.754 11
                      12/31/2009              13.754              16.976 12
                      12/31/2010              16.976              18.484 30
VISR 6  2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 1
                      12/31/2009              13.261              16.319 2
                      12/31/2010              16.319              17.715 6
VISR 7  1.85%
                      12/31/2008              N/A              14.191 0
                      12/31/2009              14.191              17.559 4
                      12/31/2010              17.559              19.167 4
VISR 8  2.15%
                      12/31/2008              N/A              13.682 0
                      12/31/2009              13.682              16.880 0
                      12/31/2010              16.880              18.370 0
VISR 9  2.00%
                      12/31/2008              N/A              13.922 0
                      12/31/2009              13.922              17.201 3
                      12/31/2010              17.201              18.747 3
PIMCO EqS Pathfinder World Portfolio
VISR 10  2.30%
                      12/31/2010              N/A              10.275 0
VISR 11  1.55%
                      12/31/2010              N/A              10.327 0
VISR 13  1.60%
                      12/31/2010              N/A              10.323 0
VISR 15  2.40%
                      12/31/2010              N/A              10.268 0
VISR 16  2.70%
                      12/31/2010              N/A              10.247 0
VISR 17  2.55%
                      12/31/2010              N/A              10.257 0
VISR 18  2.85%
                      12/31/2010              N/A              10.237 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 19  2.30%
                      12/31/2010              N/A              10.275 0
VISR 2  1.45%
                      12/31/2010              N/A              10.334 0
VISR 20  2.60%
                      12/31/2010              N/A              10.254 0
VISR 21  2.45%
                      12/31/2010              N/A              10.264 0
VISR 22  2.75%
                      12/31/2010              N/A              10.244 0
VISR 23  2.00%
                      12/31/2010              N/A              10.295 0
VISR 25  2.55%
                      12/31/2010              N/A              10.257 0
VISR 26  2.85%
                      12/31/2010              N/A              10.237 0
VISR 27  2.70%
                      12/31/2010              N/A              10.247 0
VISR 28  3.00%
                      12/31/2010              N/A              10.226 0
VISR 29  2.45%
                      12/31/2010              N/A              10.264 0
VISR 3  1.95%
                      12/31/2010              N/A              10.299 0
VISR 30  2.75%
                      12/31/2010              N/A              10.244 0
VISR 31  2.60%
                      12/31/2010              N/A              10.254 0
VISR 32  2.90%
                      12/31/2010              N/A              10.233 0
VISR 33  1.70%
                      12/31/2010              N/A              10.316 2
VISR 34  3.15%
                      12/31/2010              N/A              N/A N/A
VISR 35  2.55%
                      12/31/2010              N/A              N/A N/A
VISR 36  3.00%
                      12/31/2010              N/A              N/A N/A
VISR 39  2.05%
                      12/31/2010              N/A              10.292 0
VISR 4  2.25%
                      12/31/2010              N/A              10.278 0
VISR 5  2.10%
                      12/31/2010              N/A              10.289 0
VISR 6  2.40%
                      12/31/2010              N/A              10.268 0
VISR 7  1.85%
                      12/31/2010              N/A              10.306 0
VISR 8  2.15%
                      12/31/2010              N/A              10.285 0
VISR 9  2.00%
                      12/31/2010              N/A              10.295 0
PIMCO VIT All Asset Portfolio
VISR 10  2.30%
                      12/31/2008              N/A              10.914 0
                      12/31/2009              10.914              12.967 0
                      12/31/2010              12.967              14.331 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 11  1.55%
                      12/31/2008              N/A              11.464 13
                      12/31/2009              11.464              13.723 15
                      12/31/2010              13.723              15.281 13
VISR 13  1.60%
                      12/31/2008              N/A              11.277 0
                      12/31/2009              11.277              13.492 1
                      12/31/2010              13.492              15.016 1
VISR 15  2.40%
                      12/31/2008              N/A              10.258 2
                      12/31/2009              10.258              12.175 3
                      12/31/2010              12.175              13.442 3
VISR 16  2.70%
                      12/31/2008              N/A              10.115 0
                      12/31/2009              10.115              11.970 0
                      12/31/2010              11.970              13.176 0
VISR 17  2.55%
                      12/31/2008              N/A              10.186 1
                      12/31/2009              10.186              12.072 2
                      12/31/2010              12.072              13.308 3
VISR 18  2.85%
                      12/31/2008              N/A              10.044 0
                      12/31/2009              10.044              11.868 0
                      12/31/2010              11.868              13.045 0
VISR 19  2.30%
                      12/31/2008              N/A              10.914 0
                      12/31/2009              10.914              12.967 0
                      12/31/2010              12.967              14.331 0
VISR 2  1.45%
                      12/31/2007              N/A              13.692 0
                      12/31/2008              13.692              11.356 2
                      12/31/2009              11.356              13.607 6
                      12/31/2010              13.607              15.167 1
VISR 20  2.60%
                      12/31/2008              N/A              10.162 0
                      12/31/2009              10.162              12.038 0
                      12/31/2010              12.038              13.264 0
VISR 21  2.45%
                      12/31/2008              N/A              10.234 0
                      12/31/2009              10.234              12.141 0
                      12/31/2010              12.141              13.398 0
VISR 22  2.75%
                      12/31/2008              N/A              10.091 0
                      12/31/2009              10.091              11.936 0
                      12/31/2010              11.936              13.132 0
VISR 23  2.00%
                      12/31/2008              N/A              10.451 1
                      12/31/2009              10.451              12.455 1
                      12/31/2010              12.455              13.806 1
VISR 25  2.55%
                      12/31/2008              N/A              10.186 0
                      12/31/2009              10.186              12.072 0
                      12/31/2010              12.072              13.308 1
VISR 26  2.85%
                      12/31/2008              N/A              10.044 0
                      12/31/2009              10.044              11.868 2
                      12/31/2010              11.868              13.045 2

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 27  2.70%
                      12/31/2008              N/A              10.115 1
                      12/31/2009              10.115              11.970 1
                      12/31/2010              11.970              13.176 1
VISR 28  3.00%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              11.767 0
                      12/31/2010              11.767              12.915 0
VISR 29  2.45%
                      12/31/2008              N/A              10.234 0
                      12/31/2009              10.234              12.141 0
                      12/31/2010              12.141              13.398 0
VISR 3  1.95%
                      12/31/2007              N/A              12.694 0
                      12/31/2008              12.694              10.476 5
                      12/31/2009              10.476              12.490 7
                      12/31/2010              12.490              13.852 13
VISR 30  2.75%
                      12/31/2008              N/A              10.091 0
                      12/31/2009              10.091              11.936 0
                      12/31/2010              11.936              13.132 0
VISR 31  2.60%
                      12/31/2008              N/A              10.162 0
                      12/31/2009              10.162              12.038 0
                      12/31/2010              12.038              13.264 0
VISR 32  2.90%
                      12/31/2008              N/A              10.021 0
                      12/31/2009              10.021              11.834 0
                      12/31/2010              11.834              13.001 0
VISR 33  1.70%
                      12/31/2009              N/A              12.668 15
                      12/31/2010              12.668              14.085 16
VISR 34  3.15%
                      12/31/2009              N/A              11.668 0
                      12/31/2010              11.668              12.786 0
VISR 35  2.55%
                      12/31/2009              N/A              12.072 2
                      12/31/2010              12.072              13.308 3
VISR 36  3.00%
                      12/31/2009              N/A              11.767 0
                      12/31/2010              11.767              12.915 0
VISR 39  2.05%
                      12/31/2009              N/A              12.419 0
                      12/31/2010              12.419              13.760 0
VISR 4  2.25%
                      12/31/2007              N/A              12.555 0
                      12/31/2008              12.555              10.330 4
                      12/31/2009              10.330              12.279 31
                      12/31/2010              12.279              13.578 30
VISR 5  2.10%
                      12/31/2007              N/A              12.624 0
                      12/31/2008              12.624              10.403 20
                      12/31/2009              10.403              12.384 65
                      12/31/2010              12.384              13.714 80

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 6  2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 0
                      12/31/2009              10.258              12.175 16
                      12/31/2010              12.175              13.442 14
VISR 7  1.85%
                      12/31/2008              N/A              11.146 1
                      12/31/2009              11.146              13.302 1
                      12/31/2010              13.302              14.768 1
VISR 8  2.15%
                      12/31/2008              N/A              10.991 0
                      12/31/2009              10.991              13.078 1
                      12/31/2010              13.078              14.475 2
VISR 9  2.00%
                      12/31/2008              N/A              10.451 0
                      12/31/2009              10.451              12.455 2
                      12/31/2010              12.455              13.806 5
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISR 10  2.30%
                      12/31/2008              N/A              6.872 0
                      12/31/2009              6.872              9.505 0
                      12/31/2010              9.505              11.566 0
VISR 11  1.55%
                      12/31/2008              N/A              7.940 3
                      12/31/2009              7.940              11.065 17
                      12/31/2010              11.065              13.567 18
VISR 13  1.60%
                      12/31/2008              N/A              7.051 0
                      12/31/2009              7.051              9.821 0
                      12/31/2010              9.821              12.035 0
VISR 15  2.40%
                      12/31/2008              N/A              6.847 0
                      12/31/2009              6.847              9.460 0
                      12/31/2010              9.460              11.501 0
VISR 16  2.70%
                      12/31/2008              N/A              6.772 0
                      12/31/2009              6.772              9.329 0
                      12/31/2010              9.329              11.307 0
VISR 17  2.55%
                      12/31/2008              N/A              6.809 2
                      12/31/2009              6.809              9.394 1
                      12/31/2010              9.394              11.403 1
VISR 18  2.85%
                      12/31/2008              N/A              6.734 0
                      12/31/2009              6.734              9.263 0
                      12/31/2010              9.263              11.211 0
VISR 19  2.30%
                      12/31/2008              N/A              6.872 0
                      12/31/2009              6.872              9.505 0
                      12/31/2010              9.505              11.566 2
VISR 2  1.45%
                      12/31/2007              N/A              12.799 0
                      12/31/2008              12.799              7.090 12
                      12/31/2009              7.090              9.890 17
                      12/31/2010              9.890              12.138 9

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 20  2.60%
                      12/31/2008              N/A              6.797 0
                      12/31/2009              6.797              9.372 0
                      12/31/2010              9.372              11.371 0
VISR 21  2.45%
                      12/31/2008              N/A              6.834 0
                      12/31/2009              6.834              9.438 1
                      12/31/2010              9.438              11.468 0
VISR 22  2.75%
                      12/31/2008              N/A              6.759 0
                      12/31/2009              6.759              9.307 0
                      12/31/2010              9.307              11.275 0
VISR 23  2.00%
                      12/31/2008              N/A              6.948 1
                      12/31/2009              6.948              9.639 1
                      12/31/2010              9.639              11.765 1
VISR 25  2.55%
                      12/31/2008              N/A              6.809 4
                      12/31/2009              6.809              9.394 0
                      12/31/2010              9.394              11.403 0
VISR 26  2.85%
                      12/31/2008              N/A              6.734 0
                      12/31/2009              6.734              9.263 0
                      12/31/2010              9.263              11.211 0
VISR 27  2.70%
                      12/31/2008              N/A              6.772 0
                      12/31/2009              6.772              9.329 0
                      12/31/2010              9.329              11.307 0
VISR 28  3.00%
                      12/31/2008              N/A              6.697 0
                      12/31/2009              6.697              9.199 0
                      12/31/2010              9.199              11.116 0
VISR 29  2.45%
                      12/31/2008              N/A              6.834 0
                      12/31/2009              6.834              9.438 0
                      12/31/2010              9.438              11.468 0
VISR 3  1.95%
                      12/31/2007              N/A              12.629 0
                      12/31/2008              12.629              6.961 21
                      12/31/2009              6.961              9.662 40
                      12/31/2010              9.662              11.799 65
VISR 30  2.75%
                      12/31/2008              N/A              6.759 0
                      12/31/2009              6.759              9.307 0
                      12/31/2010              9.307              11.275 0
VISR 31  2.60%
                      12/31/2008              N/A              6.797 0
                      12/31/2009              6.797              9.372 0
                      12/31/2010              9.372              11.371 0
VISR 32  2.90%
                      12/31/2008              N/A              6.722 0
                      12/31/2009              6.722              9.242 0
                      12/31/2010              9.242              11.179 0
VISR 33  1.70%
                      12/31/2009              N/A              9.775 5
                      12/31/2010              9.775              11.967 5

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 34  3.15%
                      12/31/2009              N/A              9.134 0
                      12/31/2010              9.134              11.022 0
VISR 35  2.55%
                      12/31/2009              N/A              9.394 1
                      12/31/2010              9.394              11.403 0
VISR 36  3.00%
                      12/31/2009              N/A              9.199 0
                      12/31/2010              9.199              11.116 0
VISR 39  2.05%
                      12/31/2009              N/A              9.617 0
                      12/31/2010              9.617              11.732 0
VISR 4  2.25%
                      12/31/2007              N/A              12.528 0
                      12/31/2008              12.528              6.885 11
                      12/31/2009              6.885              9.527 26
                      12/31/2010              9.527              11.599 11
VISR 5  2.10%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              6.923 13
                      12/31/2009              6.923              9.594 26
                      12/31/2010              9.594              11.699 21
VISR 6  2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 5
                      12/31/2009              6.847              9.460 8
                      12/31/2010              9.460              11.501 8
VISR 7  1.85%
                      12/31/2008              N/A              6.987 0
                      12/31/2009              6.987              9.707 1
                      12/31/2010              9.707              11.866 4
VISR 8  2.15%
                      12/31/2008              N/A              6.910 0
                      12/31/2009              6.910              9.572 0
                      12/31/2010              9.572              11.665 3
VISR 9  2.00%
                      12/31/2008              N/A              6.948 2
                      12/31/2009              6.948              9.639 4
                      12/31/2010              9.639              11.765 11
PIMCO VIT Emerging Markets Bond Portfolio
VISR 10  2.30%
                      12/31/2008              N/A              10.010 0
                      12/31/2009              10.010              12.775 0
                      12/31/2010              12.775              14.004 0
VISR 11  1.55%
                      12/31/2008              N/A              17.110 0
                      12/31/2009              17.110              22.000 2
                      12/31/2010              22.000              24.297 3
VISR 13  1.60%
                      12/31/2008              N/A              10.272 0
                      12/31/2009              10.272              13.200 0
                      12/31/2010              13.200              14.572 0
VISR 15  2.40%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              12.716 0
                      12/31/2010              12.716              13.925 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 16  2.70%
                      12/31/2008              N/A              9.864 0
                      12/31/2009              9.864              12.538 0
                      12/31/2010              12.538              13.690 0
VISR 17  2.55%
                      12/31/2008              N/A              9.919 0
                      12/31/2009              9.919              12.627 2
                      12/31/2010              12.627              13.807 2
VISR 18  2.85%
                      12/31/2008              N/A              9.810 0
                      12/31/2009              9.810              12.451 0
                      12/31/2010              12.451              13.573 0
VISR 19  2.30%
                      12/31/2008              N/A              10.010 0
                      12/31/2009              10.010              12.775 0
                      12/31/2010              12.775              14.004 0
VISR 2  1.45%
                      12/31/2007              N/A              12.270 0
                      12/31/2008              12.270              10.328 1
                      12/31/2009              10.328              13.293 1
                      12/31/2010              13.293              14.696 1
VISR 20  2.60%
                      12/31/2008              N/A              9.901 0
                      12/31/2009              9.901              12.597 0
                      12/31/2010              12.597              13.767 0
VISR 21  2.45%
                      12/31/2008              N/A              9.955 0
                      12/31/2009              9.955              12.686 0
                      12/31/2010              12.686              13.885 0
VISR 22  2.75%
                      12/31/2008              N/A              9.846 0
                      12/31/2009              9.846              12.509 0
                      12/31/2010              12.509              13.651 0
VISR 23  2.00%
                      12/31/2008              N/A              10.122 1
                      12/31/2009              10.122              12.956 1
                      12/31/2010              12.956              14.245 1
VISR 25  2.55%
                      12/31/2008              N/A              9.919 0
                      12/31/2009              9.919              12.627 0
                      12/31/2010              12.627              13.807 0
VISR 26  2.85%
                      12/31/2008              N/A              9.810 0
                      12/31/2009              9.810              12.451 0
                      12/31/2010              12.451              13.573 0
VISR 27  2.70%
                      12/31/2008              N/A              9.864 0
                      12/31/2009              9.864              12.538 0
                      12/31/2010              12.538              13.690 0
VISR 28  3.00%
                      12/31/2008              N/A              9.756 0
                      12/31/2009              9.756              12.364 0
                      12/31/2010              12.364              13.458 0
VISR 29  2.45%
                      12/31/2008              N/A              9.955 0
                      12/31/2009              9.955              12.686 0
                      12/31/2010              12.686              13.885 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 3  1.95%
                      12/31/2007              N/A              12.108 0
                      12/31/2008              12.108              10.140 1
                      12/31/2009              10.140              12.986 4
                      12/31/2010              12.986              14.285 23
VISR 30  2.75%
                      12/31/2008              N/A              9.846 0
                      12/31/2009              9.846              12.509 0
                      12/31/2010              12.509              13.651 0
VISR 31  2.60%
                      12/31/2008              N/A              9.901 0
                      12/31/2009              9.901              12.597 0
                      12/31/2010              12.597              13.767 0
VISR 32  2.90%
                      12/31/2008              N/A              9.792 0
                      12/31/2009              9.792              12.422 0
                      12/31/2010              12.422              13.535 0
VISR 33  1.70%
                      12/31/2009              N/A              13.139 1
                      12/31/2010              13.139              14.489 10
VISR 34  3.15%
                      12/31/2009              N/A              12.277 0
                      12/31/2010              12.277              13.344 0
VISR 35  2.55%
                      12/31/2009              N/A              12.627 0
                      12/31/2010              12.627              13.807 0
VISR 36  3.00%
                      12/31/2009              N/A              12.364 0
                      12/31/2010              12.364              13.458 0
VISR 39  2.05%
                      12/31/2009              N/A              12.925 0
                      12/31/2010              12.925              14.204 0
VISR 4  2.25%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.029 2
                      12/31/2009              10.029              12.805 16
                      12/31/2010              12.805              14.044 22
VISR 5  2.10%
                      12/31/2007              N/A              12.059 0
                      12/31/2008              12.059              10.084 1
                      12/31/2009              10.084              12.895 11
                      12/31/2010              12.895              14.164 16
VISR 6  2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 4
                      12/31/2009              9.974              12.716 4
                      12/31/2010              12.716              13.925 4
VISR 7  1.85%
                      12/31/2008              N/A              10.178 0
                      12/31/2009              10.178              13.047 0
                      12/31/2010              13.047              14.366 0
VISR 8  2.15%
                      12/31/2008              N/A              10.066 0
                      12/31/2009              10.066              12.865 0
                      12/31/2010              12.865              14.124 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 9  2.00%
                      12/31/2008              N/A              10.122 0
                      12/31/2009              10.122              12.956 1
                      12/31/2010              12.956              14.245 1
PIMCO VIT Global Bond Portfolio (Unhedged)
VISR 10  2.30%
                      12/31/2008              N/A              9.875 0
                      12/31/2009              9.875              11.279 0
                      12/31/2010              11.279              12.307 0
VISR 11  1.55%
                      12/31/2008              N/A              14.539 0
                      12/31/2009              14.539              16.729 2
                      12/31/2010              16.729              18.392 2
VISR 13  1.60%
                      12/31/2008              N/A              10.133 0
                      12/31/2009              10.133              11.654 0
                      12/31/2010              11.654              12.806 0
VISR 15  2.40%
                      12/31/2008              N/A              9.839 0
                      12/31/2009              9.839              11.226 0
                      12/31/2010              11.226              12.237 0
VISR 16  2.70%
                      12/31/2008              N/A              9.731 0
                      12/31/2009              9.731              11.069 1
                      12/31/2010              11.069              12.031 0
VISR 17  2.55%
                      12/31/2008              N/A              9.785 0
                      12/31/2009              9.785              11.147 5
                      12/31/2010              11.147              12.134 2
VISR 18  2.85%
                      12/31/2008              N/A              9.678 0
                      12/31/2009              9.678              10.992 0
                      12/31/2010              10.992              11.929 0
VISR 19  2.30%
                      12/31/2008              N/A              9.875 0
                      12/31/2009              9.875              11.279 0
                      12/31/2010              11.279              12.307 0
VISR 2  1.45%
                      12/31/2007              N/A              10.426 0
                      12/31/2008              10.426              10.189 1
                      12/31/2009              10.189              11.736 6
                      12/31/2010              11.736              12.916 1
VISR 20  2.60%
                      12/31/2008              N/A              9.767 0
                      12/31/2009              9.767              11.121 0
                      12/31/2010              11.121              12.099 0
VISR 21  2.45%
                      12/31/2008              N/A              9.821 0
                      12/31/2009              9.821              11.200 0
                      12/31/2010              11.200              12.203 0
VISR 22  2.75%
                      12/31/2008              N/A              9.713 0
                      12/31/2009              9.713              11.044 0
                      12/31/2010              11.044              11.997 0
VISR 23  2.00%
                      12/31/2008              N/A              9.985 0
                      12/31/2009              9.985              11.438 0
                      12/31/2010              11.438              12.519 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 25  2.55%
                      12/31/2008              N/A              9.785 0
                      12/31/2009              9.785              11.147 0
                      12/31/2010              11.147              12.134 0
VISR 26  2.85%
                      12/31/2008              N/A              9.678 0
                      12/31/2009              9.678              10.992 0
                      12/31/2010              10.992              11.929 0
VISR 27  2.70%
                      12/31/2008              N/A              9.731 0
                      12/31/2009              9.731              11.069 0
                      12/31/2010              11.069              12.031 0
VISR 28  3.00%
                      12/31/2008              N/A              9.624 0
                      12/31/2009              9.624              10.915 0
                      12/31/2010              10.915              11.828 0
VISR 29  2.45%
                      12/31/2008              N/A              9.821 0
                      12/31/2009              9.821              11.200 0
                      12/31/2010              11.200              12.203 0
VISR 3  1.95%
                      12/31/2007              N/A              10.288 0
                      12/31/2008              10.288              10.003 11
                      12/31/2009              10.003              11.465 16
                      12/31/2010              11.465              12.554 27
VISR 30  2.75%
                      12/31/2008              N/A              9.713 0
                      12/31/2009              9.713              11.044 0
                      12/31/2010              11.044              11.997 0
VISR 31  2.60%
                      12/31/2008              N/A              9.767 0
                      12/31/2009              9.767              11.121 0
                      12/31/2010              11.121              12.099 0
VISR 32  2.90%
                      12/31/2008              N/A              9.660 0
                      12/31/2009              9.660              10.966 0
                      12/31/2010              10.966              11.895 0
VISR 33  1.70%
                      12/31/2009              N/A              11.600 11
                      12/31/2010              11.600              12.734 5
VISR 34  3.15%
                      12/31/2009              N/A              10.839 0
                      12/31/2010              10.839              11.727 0
VISR 35  2.55%
                      12/31/2009              N/A              11.147 1
                      12/31/2010              11.147              12.134 0
VISR 36  3.00%
                      12/31/2009              N/A              10.915 0
                      12/31/2010              10.915              11.828 0
VISR 39  2.05%
                      12/31/2009              N/A              11.411 0
                      12/31/2010              11.411              12.483 0
VISR 4  2.25%
                      12/31/2007              N/A              10.206 0
                      12/31/2008              10.206              9.894 2
                      12/31/2009              9.894              11.305 13
                      12/31/2010              11.305              12.342 14

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 5  2.10%
                      12/31/2007              N/A              10.247 0
                      12/31/2008              10.247              9.948 3
                      12/31/2009              9.948              11.385 12
                      12/31/2010              11.385              12.448 11
VISR 6  2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 0
                      12/31/2009              9.839              11.226 0
                      12/31/2010              11.226              12.237 0
VISR 7  1.85%
                      12/31/2008              N/A              10.040 0
                      12/31/2009              10.040              11.518 4
                      12/31/2010              11.518              12.626 4
VISR 8  2.15%
                      12/31/2008              N/A              9.930 0
                      12/31/2009              9.930              11.358 1
                      12/31/2010              11.358              12.412 1
VISR 9  2.00%
                      12/31/2008              N/A              9.985 0
                      12/31/2009              9.985              11.438 1
                      12/31/2010              11.438              12.519 4
PIMCO VIT Global Multi-Asset Portfolio
VISR 10  2.30%
                      12/31/2009              N/A              9.993 0
                      12/31/2010              9.993              10.875 0
VISR 11  1.55%
                      12/31/2009              N/A              10.008 0
                      12/31/2010              10.008              10.973 0
VISR 13  1.60%
                      12/31/2009              N/A              10.007 0
                      12/31/2010              10.007              10.966 0
VISR 15  2.40%
                      12/31/2009              N/A              9.991 0
                      12/31/2010              9.991              10.862 0
VISR 16  2.70%
                      12/31/2009              N/A              9.986 2
                      12/31/2010              9.986              10.823 0
VISR 17  2.55%
                      12/31/2009              N/A              9.989 9
                      12/31/2010              9.989              10.843 0
VISR 18  2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 0
VISR 19  2.30%
                      12/31/2009              N/A              9.993 0
                      12/31/2010              9.993              10.875 0
VISR 2  1.45%
                      12/31/2009              N/A              10.010 0
                      12/31/2010              10.010              10.986 0
VISR 20  2.60%
                      12/31/2009              N/A              9.988 0
                      12/31/2010              9.988              10.836 0
VISR 21  2.45%
                      12/31/2009              N/A              9.990 0
                      12/31/2010              9.990              10.856 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 22  2.75%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.817 0
VISR 23  2.00%
                      12/31/2009              N/A              9.999 0
                      12/31/2010              9.999              10.914 0
VISR 25  2.55%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.843 0
VISR 26  2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 0
VISR 27  2.70%
                      12/31/2009              N/A              9.986 0
                      12/31/2010              9.986              10.823 0
VISR 28  3.00%
                      12/31/2009              N/A              9.980 0
                      12/31/2010              9.980              10.785 0
VISR 29  2.45%
                      12/31/2009              N/A              9.990 0
                      12/31/2010              9.990              10.856 0
VISR 3  1.95%
                      12/31/2009              N/A              10.000 0
                      12/31/2010              10.000              10.921 2
VISR 30  2.75%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.817 0
VISR 31  2.60%
                      12/31/2009              N/A              9.988 0
                      12/31/2010              9.988              10.836 0
VISR 32  2.90%
                      12/31/2009              N/A              9.982 0
                      12/31/2010              9.982              10.798 0
VISR 33  1.70%
                      12/31/2009              N/A              10.005 0
                      12/31/2010              10.005              10.953 0
VISR 34  3.15%
                      12/31/2009              N/A              9.977 0
                      12/31/2010              9.977              10.765 0
VISR 35  2.55%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.843 0
VISR 36  3.00%
                      12/31/2009              N/A              9.980 0
                      12/31/2010              9.980              10.785 0
VISR 39  2.05%
                      12/31/2009              N/A              9.998 0
                      12/31/2010              9.998              10.908 0
VISR 4  2.25%
                      12/31/2009              N/A              9.994 0
                      12/31/2010              9.994              10.882 5
VISR 5  2.10%
                      12/31/2009              N/A              9.997 1
                      12/31/2010              9.997              10.901 7
VISR 6  2.40%
                      12/31/2009              N/A              9.991 0
                      12/31/2010              9.991              10.862 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 7  1.85%
                      12/31/2009              N/A              10.002 0
                      12/31/2010              10.002              10.934 0
VISR 8  2.15%
                      12/31/2009              N/A              9.996 0
                      12/31/2010              9.996              10.895 1
VISR 9  2.00%
                      12/31/2009              N/A              9.999 0
                      12/31/2010              9.999              10.914 0
PIMCO VIT High Yield Portfolio
VISR 10  2.30%
                      12/31/2008              N/A              9.587 0
                      12/31/2009              9.587              13.157 0
                      12/31/2010              13.157              14.723 0
VISR 11  1.55%
                      12/31/2008              N/A              10.784 1
                      12/31/2009              10.784              14.912 3
                      12/31/2010              14.912              16.812 3
VISR 13  1.60%
                      12/31/2008              N/A              10.597 0
                      12/31/2009              10.597              14.646 0
                      12/31/2010              14.646              16.504 0
VISR 15  2.40%
                      12/31/2008              N/A              9.859 0
                      12/31/2009              9.859              13.517 0
                      12/31/2010              13.517              15.110 0
VISR 16  2.70%
                      12/31/2008              N/A              9.599 0
                      12/31/2009              9.599              13.120 0
                      12/31/2010              13.120              14.623 0
VISR 17  2.55%
                      12/31/2008              N/A              9.728 0
                      12/31/2009              9.728              13.317 1
                      12/31/2010              13.317              14.865 1
VISR 18  2.85%
                      12/31/2008              N/A              9.471 0
                      12/31/2009              9.471              12.927 0
                      12/31/2010              12.927              14.385 0
VISR 19  2.30%
                      12/31/2008              N/A              9.587 3
                      12/31/2009              9.587              13.157 5
                      12/31/2010              13.157              14.723 0
VISR 2  1.45%
                      12/31/2007              N/A              13.725 0
                      12/31/2008              13.725              10.342 4
                      12/31/2009              10.342              14.315 15
                      12/31/2010              14.315              16.155 6
VISR 20  2.60%
                      12/31/2008              N/A              9.685 0
                      12/31/2009              9.685              13.251 0
                      12/31/2010              13.251              14.784 0
VISR 21  2.45%
                      12/31/2008              N/A              9.815 0
                      12/31/2009              9.815              13.450 0
                      12/31/2010              13.450              15.028 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 22  2.75%
                      12/31/2008              N/A              9.556 0
                      12/31/2009              9.556              13.055 0
                      12/31/2010              13.055              14.543 0
VISR 23  2.00%
                      12/31/2008              N/A              10.217 0
                      12/31/2009              10.217              14.064 0
                      12/31/2010              14.064              15.785 0
VISR 25  2.55%
                      12/31/2008              N/A              9.728 0
                      12/31/2009              9.728              13.317 0
                      12/31/2010              13.317              14.865 0
VISR 26  2.85%
                      12/31/2008              N/A              9.471 0
                      12/31/2009              9.471              12.927 1
                      12/31/2010              12.927              14.385 1
VISR 27  2.70%
                      12/31/2008              N/A              9.599 0
                      12/31/2009              9.599              13.120 0
                      12/31/2010              13.120              14.623 0
VISR 28  3.00%
                      12/31/2008              N/A              9.345 0
                      12/31/2009              9.345              12.736 0
                      12/31/2010              12.736              14.152 0
VISR 29  2.45%
                      12/31/2008              N/A              9.815 0
                      12/31/2009              9.815              13.450 0
                      12/31/2010              13.450              15.028 0
VISR 3  1.95%
                      12/31/2007              N/A              13.688 0
                      12/31/2008              13.688              10.263 1
                      12/31/2009              10.263              14.134 4
                      12/31/2010              14.134              15.872 9
VISR 30  2.75%
                      12/31/2008              N/A              9.556 0
                      12/31/2009              9.556              13.055 0
                      12/31/2010              13.055              14.543 0
VISR 31  2.60%
                      12/31/2008              N/A              9.685 0
                      12/31/2009              9.685              13.251 0
                      12/31/2010              13.251              14.784 0
VISR 32  2.90%
                      12/31/2008              N/A              9.429 0
                      12/31/2009              9.429              12.863 0
                      12/31/2010              12.863              14.307 0
VISR 33  1.70%
                      12/31/2009              N/A              14.489 3
                      12/31/2010              14.489              16.311 5
VISR 34  3.15%
                      12/31/2009              N/A              12.547 0
                      12/31/2010              12.547              13.922 0
VISR 35  2.55%
                      12/31/2009              N/A              13.317 3
                      12/31/2010              13.317              14.865 1
VISR 36  3.00%
                      12/31/2009              N/A              12.736 0
                      12/31/2010              12.736              14.152 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 39  2.05%
                      12/31/2009              N/A              13.995 0
                      12/31/2010              13.995              15.699 0
VISR 4  2.25%
                      12/31/2007              N/A              13.366 0
                      12/31/2008              13.366              9.992 2
                      12/31/2009              9.992              13.720 28
                      12/31/2010              13.720              15.360 27
VISR 5  2.10%
                      12/31/2007              N/A              13.526 0
                      12/31/2008              13.526              10.126 0
                      12/31/2009              10.126              13.925 35
                      12/31/2010              13.925              15.614 36
VISR 6  2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 0
                      12/31/2009              9.859              13.517 2
                      12/31/2010              13.517              15.110 2
VISR 7  1.85%
                      12/31/2008              N/A              9.980 1
                      12/31/2009              9.980              13.758 1
                      12/31/2010              13.758              15.465 2
VISR 8  2.15%
                      12/31/2008              N/A              9.716 0
                      12/31/2009              9.716              13.354 0
                      12/31/2010              13.354              14.966 0
VISR 9  2.00%
                      12/31/2008              N/A              10.217 0
                      12/31/2009              10.217              14.064 0
                      12/31/2010              14.064              15.785 0
PIMCO VIT Real Return Portfolio
VISR 10  2.30%
                      12/31/2008              N/A              10.732 0
                      12/31/2009              10.732              12.418 0
                      12/31/2010              12.418              13.119 0
VISR 11  1.55%
                      12/31/2008              N/A              16.014 1
                      12/31/2009              16.014              18.668 1
                      12/31/2010              18.668              19.871 1
VISR 13  1.60%
                      12/31/2008              N/A              11.168 0
                      12/31/2009              11.168              13.012 0
                      12/31/2010              13.012              13.844 0
VISR 15  2.40%
                      12/31/2008              N/A              10.672 0
                      12/31/2009              10.672              12.335 0
                      12/31/2010              12.335              13.019 0
VISR 16  2.70%
                      12/31/2008              N/A              10.491 0
                      12/31/2009              10.491              12.090 0
                      12/31/2010              12.090              12.723 0
VISR 17  2.55%
                      12/31/2008              N/A              10.581 2
                      12/31/2009              10.581              12.212 4
                      12/31/2010              12.212              12.870 4

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 18  2.85%
                      12/31/2008              N/A              10.403 1
                      12/31/2009              10.403              11.970 1
                      12/31/2010              11.970              12.577 1
VISR 19  2.30%
                      12/31/2008              N/A              10.732 0
                      12/31/2009              10.732              12.418 0
                      12/31/2010              12.418              13.119 0
VISR 2  1.45%
                      12/31/2007              N/A              12.295 0
                      12/31/2008              12.295              11.263 10
                      12/31/2009              11.263              13.143 10
                      12/31/2010              13.143              14.004 7
VISR 20  2.60%
                      12/31/2008              N/A              10.551 0
                      12/31/2009              10.551              12.171 0
                      12/31/2010              12.171              12.821 0
VISR 21  2.45%
                      12/31/2008              N/A              10.641 0
                      12/31/2009              10.641              12.294 1
                      12/31/2010              12.294              12.969 1
VISR 22  2.75%
                      12/31/2008              N/A              10.462 0
                      12/31/2009              10.462              12.050 0
                      12/31/2010              12.050              12.674 0
VISR 23  2.00%
                      12/31/2008              N/A              10.917 1
                      12/31/2009              10.917              12.669 1
                      12/31/2010              12.669              13.425 1
VISR 25  2.55%
                      12/31/2008              N/A              10.581 0
                      12/31/2009              10.581              12.212 0
                      12/31/2010              12.212              12.870 0
VISR 26  2.85%
                      12/31/2008              N/A              10.403 0
                      12/31/2009              10.403              11.970 0
                      12/31/2010              11.970              12.577 0
VISR 27  2.70%
                      12/31/2008              N/A              10.491 0
                      12/31/2009              10.491              12.090 0
                      12/31/2010              12.090              12.723 0
VISR 28  3.00%
                      12/31/2008              N/A              10.314 0
                      12/31/2009              10.314              11.851 0
                      12/31/2010              11.851              12.433 0
VISR 29  2.45%
                      12/31/2008              N/A              10.641 0
                      12/31/2009              10.641              12.294 0
                      12/31/2010              12.294              12.969 0
VISR 3  1.95%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.948 14
                      12/31/2009              10.948              12.711 23
                      12/31/2010              12.711              13.477 54

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 30  2.75%
                      12/31/2008              N/A              10.462 0
                      12/31/2009              10.462              12.050 0
                      12/31/2010              12.050              12.674 0
VISR 31  2.60%
                      12/31/2008              N/A              10.551 0
                      12/31/2009              10.551              12.171 0
                      12/31/2010              12.171              12.821 0
VISR 32  2.90%
                      12/31/2008              N/A              10.373 0
                      12/31/2009              10.373              11.930 0
                      12/31/2010              11.930              12.529 0
VISR 33  1.70%
                      12/31/2009              N/A              12.925 8
                      12/31/2010              12.925              13.738 13
VISR 34  3.15%
                      12/31/2009              N/A              11.732 0
                      12/31/2010              11.732              12.291 0
VISR 35  2.55%
                      12/31/2009              N/A              12.212 4
                      12/31/2010              12.212              12.870 3
VISR 36  3.00%
                      12/31/2009              N/A              11.851 0
                      12/31/2010              11.851              12.433 0
VISR 39  2.05%
                      12/31/2009              N/A              12.627 0
                      12/31/2010              12.627              13.374 0
VISR 4  2.25%
                      12/31/2007              N/A              11.844 0
                      12/31/2008              11.844              10.763 3
                      12/31/2009              10.763              12.459 27
                      12/31/2010              12.459              13.170 24
VISR 5  2.10%
                      12/31/2007              N/A              11.927 0
                      12/31/2008              11.927              10.855 22
                      12/31/2009              10.855              12.585 41
                      12/31/2010              12.585              13.322 54
VISR 6  2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 1
                      12/31/2009              10.672              12.335 10
                      12/31/2010              12.335              13.019 11
VISR 7  1.85%
                      12/31/2008              N/A              11.010 0
                      12/31/2009              11.010              12.796 10
                      12/31/2010              12.796              13.581 13
VISR 8  2.15%
                      12/31/2008              N/A              10.824 0
                      12/31/2009              10.824              12.543 1
                      12/31/2010              12.543              13.271 1
VISR 9  2.00%
                      12/31/2008              N/A              10.917 0
                      12/31/2009              10.917              12.669 1
                      12/31/2010              12.669              13.425 9

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Total Return Portfolio
VISR 10  2.30%
                      12/31/2008              N/A              13.916 0
                      12/31/2009              13.916              15.513 0
                      12/31/2010              15.513              16.391 0
VISR 11  1.55%
                      12/31/2008              N/A              15.849 4
                      12/31/2009              15.849              17.801 17
                      12/31/2010              17.801              18.950 19
VISR 13  1.60%
                      12/31/2008              N/A              15.133 0
                      12/31/2009              15.133              16.989 1
                      12/31/2010              16.989              18.076 1
VISR 15  2.40%
                      12/31/2008              N/A              14.164 2
                      12/31/2009              14.164              15.774 2
                      12/31/2010              15.774              16.650 2
VISR 16  2.70%
                      12/31/2008              N/A              13.790 0
                      12/31/2009              13.790              15.311 6
                      12/31/2010              15.311              16.113 49
VISR 17  2.55%
                      12/31/2008              N/A              13.976 0
                      12/31/2009              13.976              15.541 20
                      12/31/2010              15.541              16.379 88
VISR 18  2.85%
                      12/31/2008              N/A              13.606 0
                      12/31/2009              13.606              15.085 1
                      12/31/2010              15.085              15.851 5
VISR 19  2.30%
                      12/31/2008              N/A              13.916 2
                      12/31/2009              13.916              15.513 4
                      12/31/2010              15.513              16.391 4
VISR 2  1.45%
                      12/31/2007              N/A              14.535 0
                      12/31/2008              14.535              15.013 2
                      12/31/2009              15.013              16.879 26
                      12/31/2010              16.879              17.986 25
VISR 20  2.60%
                      12/31/2008              N/A              13.913 0
                      12/31/2009              13.913              15.464 0
                      12/31/2010              15.464              16.290 0
VISR 21  2.45%
                      12/31/2008              N/A              14.101 0
                      12/31/2009              14.101              15.696 0
                      12/31/2010              15.696              16.559 0
VISR 22  2.75%
                      12/31/2008              N/A              13.728 0
                      12/31/2009              13.728              15.235 0
                      12/31/2010              15.235              16.025 0
VISR 23  2.00%
                      12/31/2008              N/A              14.679 0
                      12/31/2009              14.679              16.413 0
                      12/31/2010              16.413              17.393 2

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 25  2.55%
                      12/31/2008              N/A              13.976 1
                      12/31/2009              13.976              15.541 1
                      12/31/2010              15.541              16.379 1
VISR 26  2.85%
                      12/31/2008              N/A              13.606 0
                      12/31/2009              13.606              15.085 4
                      12/31/2010              15.085              15.851 4
VISR 27  2.70%
                      12/31/2008              N/A              13.790 1
                      12/31/2009              13.790              15.311 1
                      12/31/2010              15.311              16.113 1
VISR 28  3.00%
                      12/31/2008              N/A              13.425 7
                      12/31/2009              13.425              14.862 7
                      12/31/2010              14.862              15.593 8
VISR 29  2.45%
                      12/31/2008              N/A              14.101 0
                      12/31/2009              14.101              15.696 0
                      12/31/2010              15.696              16.559 0
VISR 3  1.95%
                      12/31/2007              N/A              14.347 0
                      12/31/2008              14.347              14.744 9
                      12/31/2009              14.744              16.494 34
                      12/31/2010              16.494              17.489 66
VISR 30  2.75%
                      12/31/2008              N/A              13.728 0
                      12/31/2009              13.728              15.235 0
                      12/31/2010              15.235              16.025 0
VISR 31  2.60%
                      12/31/2008              N/A              13.913 0
                      12/31/2009              13.913              15.464 0
                      12/31/2010              15.464              16.290 0
VISR 32  2.90%
                      12/31/2008              N/A              13.546 0
                      12/31/2009              13.546              15.010 0
                      12/31/2010              15.010              15.765 0
VISR 33  1.70%
                      12/31/2009              N/A              16.909 14
                      12/31/2010              16.909              17.973 18
VISR 34  3.15%
                      12/31/2009              N/A              14.642 0
                      12/31/2010              14.642              15.340 0
VISR 35  2.55%
                      12/31/2009              N/A              15.541 5
                      12/31/2010              15.541              16.379 7
VISR 36  3.00%
                      12/31/2009              N/A              14.862 0
                      12/31/2010              14.862              15.593 0
VISR 39  2.05%
                      12/31/2009              N/A              16.331 0
                      12/31/2010              16.331              17.299 0
VISR 4  2.25%
                      12/31/2007              N/A              14.010 0
                      12/31/2008              14.010              14.355 1
                      12/31/2009              14.355              16.010 61
                      12/31/2010              16.010              16.925 144

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 5  2.10%
                      12/31/2007              N/A              14.177 0
                      12/31/2008              14.177              14.548 2
                      12/31/2009              14.548              16.251 86
                      12/31/2010              16.251              17.204 90
VISR 6  2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 3
                      12/31/2009              14.164              15.774 47
                      12/31/2010              15.774              16.650 91
VISR 7  1.85%
                      12/31/2008              N/A              14.486 1
                      12/31/2009              14.486              16.222 10
                      12/31/2010              16.222              17.217 10
VISR 8  2.15%
                      12/31/2008              N/A              14.104 0
                      12/31/2009              14.104              15.746 1
                      12/31/2010              15.746              16.662 1
VISR 9  2.00%
                      12/31/2008              N/A              14.679 1
                      12/31/2009              14.679              16.413 4
                      12/31/2010              16.413              17.393 7
Templeton Global Bond Securities Fund
VISR 10  2.30%
                      12/31/2008              N/A              28.508 0
                      12/31/2009              28.508              33.065 0
                      12/31/2010              33.065              36.981 0
VISR 11  1.55%
                      12/31/2008              N/A              32.907 1
                      12/31/2009              32.907              38.454 3
                      12/31/2010              38.454              43.332 3
VISR 13  1.60%
                      12/31/2008              N/A              32.625 0
                      12/31/2009              32.625              38.105 0
                      12/31/2010              38.105              42.918 0
VISR 15  2.40%
                      12/31/2008              N/A              27.774 0
                      12/31/2009              27.774              32.181 0
                      12/31/2010              32.181              35.957 0
VISR 16  2.70%
                      12/31/2008              N/A              26.394 0
                      12/31/2009              26.394              30.490 4
                      12/31/2010              30.490              33.965 2
VISR 17  2.55%
                      12/31/2008              N/A              27.168 1
                      12/31/2009              27.168              31.431 8
                      12/31/2010              31.431              35.066 4
VISR 18  2.85%
                      12/31/2008              N/A              25.642 0
                      12/31/2009              25.642              29.577 1
                      12/31/2010              29.577              32.899 0
VISR 19  2.30%
                      12/31/2008              N/A              28.508 0
                      12/31/2009              28.508              33.065 0
                      12/31/2010              33.065              36.981 3

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 2  1.45%
                      12/31/2007              N/A              32.082 0
                      12/31/2008              32.082              33.581 2
                      12/31/2009              33.581              39.281 2
                      12/31/2010              39.281              44.309 0
VISR 20  2.60%
                      12/31/2008              N/A              26.688 0
                      12/31/2009              26.688              30.861 0
                      12/31/2010              30.861              34.413 0
VISR 21  2.45%
                      12/31/2008              N/A              27.498 0
                      12/31/2009              27.498              31.846 1
                      12/31/2010              31.846              35.565 0
VISR 22  2.75%
                      12/31/2008              N/A              25.901 0
                      12/31/2009              25.901              29.906 0
                      12/31/2010              29.906              33.298 0
VISR 23  2.00%
                      12/31/2008              N/A              30.205 0
                      12/31/2009              30.205              35.138 0
                      12/31/2010              35.138              39.418 0
VISR 25  2.55%
                      12/31/2008              N/A              27.168 0
                      12/31/2009              27.168              31.431 0
                      12/31/2010              31.431              35.066 0
VISR 26  2.85%
                      12/31/2008              N/A              25.642 0
                      12/31/2009              25.642              29.577 0
                      12/31/2010              29.577              32.899 0
VISR 27  2.70%
                      12/31/2008              N/A              26.394 0
                      12/31/2009              26.394              30.490 0
                      12/31/2010              30.490              33.965 0
VISR 28  3.00%
                      12/31/2008              N/A              24.641 0
                      12/31/2009              24.641              28.380 0
                      12/31/2010              28.380              31.520 0
VISR 29  2.45%
                      12/31/2008              N/A              27.498 0
                      12/31/2009              27.498              31.846 0
                      12/31/2010              31.846              35.565 0
VISR 3  1.95%
                      12/31/2007              N/A              29.172 0
                      12/31/2008              29.172              30.383 3
                      12/31/2009              30.383              35.363 8
                      12/31/2010              35.363              39.690 15
VISR 30  2.75%
                      12/31/2008              N/A              25.901 0
                      12/31/2009              25.901              29.906 0
                      12/31/2010              29.906              33.298 0
VISR 31  2.60%
                      12/31/2008              N/A              26.688 0
                      12/31/2009              26.688              30.861 0
                      12/31/2010              30.861              34.413 0
VISR 32  2.90%
                      12/31/2008              N/A              25.137 0
                      12/31/2009              25.137              28.981 0
                      12/31/2010              28.981              32.219 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 33  1.70%
                      12/31/2009              N/A              37.264 1
                      12/31/2010              37.264              41.929 4
VISR 34  3.15%
                      12/31/2009              N/A              27.502 0
                      12/31/2010              27.502              30.499 0
VISR 35  2.55%
                      12/31/2009              N/A              31.431 0
                      12/31/2010              31.431              35.066 0
VISR 36  3.00%
                      12/31/2009              N/A              28.380 0
                      12/31/2010              28.380              31.520 0
VISR 39  2.05%
                      12/31/2009              N/A              34.630 0
                      12/31/2010              34.630              38.828 0
VISR 4  2.25%
                      12/31/2007              N/A              27.560 0
                      12/31/2008              27.560              28.618 8
                      12/31/2009              28.618              33.208 17
                      12/31/2010              33.208              37.161 7
VISR 5  2.10%
                      12/31/2007              N/A              28.355 0
                      12/31/2008              28.355              29.487 1
                      12/31/2009              29.487              34.269 16
                      12/31/2010              34.269              38.405 21
VISR 6  2.40%
                      12/31/2007              N/A              26.788 0
                      12/31/2008              26.788              27.774 3
                      12/31/2009              27.774              32.181 7
                      12/31/2010              32.181              35.957 7
VISR 7  1.85%
                      12/31/2008              N/A              31.090 0
                      12/31/2009              31.090              36.222 0
                      12/31/2010              36.222              40.696 1
VISR 8  2.15%
                      12/31/2008              N/A              29.344 0
                      12/31/2009              29.344              34.086 0
                      12/31/2010              34.086              38.180 0
VISR 9  2.00%
                      12/31/2008              N/A              30.205 0
                      12/31/2009              30.205              35.138 2
                      12/31/2010              35.138              39.418 3
Templeton Growth Securities Fund
VISR 10  2.30%
                      12/31/2008              N/A              14.703 0
                      12/31/2009              14.703              18.838 0
                      12/31/2010              18.838              19.770 0
VISR 11  1.55%
                      12/31/2008              N/A              16.430 1
                      12/31/2009              16.430              21.209 1
                      12/31/2010              21.209              22.427 1
VISR 13  1.60%
                      12/31/2008              N/A              16.355 0
                      12/31/2009              16.355              21.102 0
                      12/31/2010              21.102              22.302 0

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 15  2.40%
                      12/31/2008              N/A              14.487 0
                      12/31/2009              14.487              18.542 0
                      12/31/2010              18.542              19.441 0
VISR 16  2.70%
                      12/31/2008              N/A              13.857 0
                      12/31/2009              13.857              17.683 0
                      12/31/2010              17.683              18.484 0
VISR 17  2.55%
                      12/31/2008              N/A              14.168 0
                      12/31/2009              14.168              18.107 0
                      12/31/2010              18.107              18.957 0
VISR 18  2.85%
                      12/31/2008              N/A              13.552 0
                      12/31/2009              13.552              17.268 0
                      12/31/2010              17.268              18.024 0
VISR 19  2.30%
                      12/31/2008              N/A              14.703 0
                      12/31/2009              14.703              18.838 0
                      12/31/2010              18.838              19.770 0
VISR 2  1.45%
                      12/31/2007              N/A              29.335 0
                      12/31/2008              29.335              16.676 5
                      12/31/2009              16.676              21.547 5
                      12/31/2010              21.547              22.807 5
VISR 20  2.60%
                      12/31/2008              N/A              14.064 0
                      12/31/2009              14.064              17.965 0
                      12/31/2010              17.965              18.798 0
VISR 21  2.45%
                      12/31/2008              N/A              14.380 0
                      12/31/2009              14.380              18.396 0
                      12/31/2010              18.396              19.278 0
VISR 22  2.75%
                      12/31/2008              N/A              13.755 0
                      12/31/2009              13.755              17.544 0
                      12/31/2010              17.544              18.330 0
VISR 23  2.00%
                      12/31/2008              N/A              15.371 1
                      12/31/2009              15.371              19.753 1
                      12/31/2010              19.753              20.793 1
VISR 25  2.55%
                      12/31/2008              N/A              14.168 0
                      12/31/2009              14.168              18.107 0
                      12/31/2010              18.107              18.957 0
VISR 26  2.85%
                      12/31/2008              N/A              13.552 0
                      12/31/2009              13.552              17.268 0
                      12/31/2010              17.268              18.024 0
VISR 27  2.70%
                      12/31/2008              N/A              13.857 0
                      12/31/2009              13.857              17.683 0
                      12/31/2010              17.683              18.484 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 28  3.00%
                      12/31/2008              N/A              13.255 0
                      12/31/2009              13.255              16.864 0
                      12/31/2010              16.864              17.575 0
VISR 29  2.45%
                      12/31/2008              N/A              14.380 0
                      12/31/2009              14.380              18.396 0
                      12/31/2010              18.396              19.278 0
VISR 3  1.95%
                      12/31/2007              N/A              27.378 0
                      12/31/2008              27.378              15.485 10
                      12/31/2009              15.485              19.909 20
                      12/31/2010              19.909              20.969 25
VISR 30  2.75%
                      12/31/2008              N/A              13.755 0
                      12/31/2009              13.755              17.544 0
                      12/31/2010              17.544              18.330 0
VISR 31  2.60%
                      12/31/2008              N/A              14.064 0
                      12/31/2009              14.064              17.965 0
                      12/31/2010              17.965              18.798 0
VISR 32  2.90%
                      12/31/2008              N/A              13.452 0
                      12/31/2009              13.452              17.132 0
                      12/31/2010              17.132              17.873 0
VISR 33  1.70%
                      12/31/2009              N/A              20.712 1
                      12/31/2010              20.712              21.869 1
VISR 34  3.15%
                      12/31/2009              N/A              16.468 0
                      12/31/2010              16.468              17.137 0
VISR 35  2.55%
                      12/31/2009              N/A              18.107 0
                      12/31/2010              18.107              18.957 0
VISR 36  3.00%
                      12/31/2009              N/A              16.864 0
                      12/31/2010              16.864              17.575 0
VISR 39  2.05%
                      12/31/2009              N/A              19.597 0
                      12/31/2010              19.597              20.619 0
VISR 4  2.25%
                      12/31/2007              N/A              26.267 0
                      12/31/2008              26.267              14.812 0
                      12/31/2009              14.812              18.987 4
                      12/31/2010              18.987              19.937 1
VISR 5  2.10%
                      12/31/2007              N/A              26.817 0
                      12/31/2008              26.817              15.145 4
                      12/31/2009              15.145              19.443 6
                      12/31/2010              19.443              20.446 12
VISR 6  2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 1
                      12/31/2009              14.487              18.542 4
                      12/31/2010              18.542              19.441 1

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 7  1.85%
                      12/31/2008              N/A              15.730 0
                      12/31/2009              15.730              20.244 1
                      12/31/2010              20.244              21.342 3
VISR 8  2.15%
                      12/31/2008              N/A              15.046 0
                      12/31/2009              15.046              19.306 0
                      12/31/2010              19.306              20.292 0

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VISR 9  2.00%
                      12/31/2008              N/A              15.371 0
                      12/31/2009              15.371              19.753 2
                      12/31/2010              19.753              20.793 4

The Allianz ConnectionsSM Variable Annuity Contract SAI – May 1, 2011
Appendix B